UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2013 – December 31, 2013

Item 1: Reports to Shareholders

Annual Report | December 31, 2013

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund Vanguard Tax-Managed Growth and Income Fund Vanguard Tax-Managed Capital Appreciation Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Growth and Income Fund.	61
Tax-Managed Capital Appreciation Fund.	79
Tax-Managed Small-Cap Fund.	97
Your Fund’s After-Tax Returns.	118
About Your Fund’s Expenses.	120
Glossary.	122

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas. This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013

Total
Returns
Vanguard Tax-Managed Balanced Fund	14.34%
Tax-Managed Balanced Composite Index	14.95
Mixed-Asset Target Allocation Moderate Funds Average	14.05
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Growth and Income Fund
Admiral™ Shares	32.25%
Institutional Shares	32.30
S&P 500 Index	32.39
Large-Cap Core Funds Average	31.42
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	33.67%
Institutional Shares	33.73
Russell 1000 Index	33.11
Multi-Cap Core Funds Average	32.12
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	41.00%
Institutional Shares	41.09
S&P SmallCap 600 Index	41.31
Small-Cap Core Funds Average	36.57
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Dear Shareholder,

Stocks and bonds traveled very different routes during 2013. A remarkable rally lifted the returns of the stock-only Vanguard Tax-Managed Funds to their highest levels since their operations began almost 15 years ago. The upswing in stocks also helped the Tax-Managed Balanced Fund, which, in a tough year for the bond market, nevertheless achieved a strong result. The funds’

Chairman’s Letter

returns ranged from about 14% for the Tax-Managed Balanced Fund to about 41% for the Tax-Managed Small-Cap Fund, consistent with those of their benchmark indexes. The funds use an index-oriented strategy to accomplish their goal of minimizing taxes; as they have since their inception, they met that objective.

As you may be aware by now, the Vanguard Tax-Managed Growth and Income Fund will be merged into the 500 Index Fund in the coming months, a step intended to simplify our fund lineup. The tax-managed fund is designed to closely follow the S&P 500 Index as its benchmark.

The effect of the funds’ tax-management strategy is shown in the Performance at a Glance chart on page 8. The advisors, Vanguard’s Equity Investment Group and Fixed Income Group, continued to avoid distributing capital gains to shareholders while deviating as little as possible from the funds’ indexing strategy.

You may wish to review the table later in this report that shows the funds’ after-tax returns for the past one, five, and ten years. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.)

Earnings, optimism, and stimulus made it a big year for U.S. stocks

The surge in stocks for the 12 months ended December 31—the Russell 3000 Index returned almost 34%, for example—produced their best calendar-year finish since 1995. Corporations posted solid earnings and investors placed a higher premium on those earnings. The Federal Reserve’s massive bond-buying program aimed at stimulating the economy by lowering interest rates also supported stock markets. In fact, stocks slumped briefly in the summer—and then snapped back—when questions arose about the timing of the program’s unwinding. The downturn in bonds lasted longer, affecting the whole year as speculation continued. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks returned about 15%; the developed markets of Europe and the Pacific region posted double-digit results, but emerging markets dipped into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns,

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

and their forecast for the bond market remains muted. Although Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered as the Fed’s phaseout loomed

The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines. The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst calendar-year performance since 1994. Municipal bonds returned –2.55% in aggregate. As bond prices declined, yields rose. (Bond yields and prices move in opposite directions.) The yield of the benchmark 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. Money market fund and savings account returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.96%
Tax-Managed Growth and Income Fund	0.12	0.08%	1.15
Tax-Managed Capital Appreciation Fund	0.12	0.08	1.20
Tax-Managed Small-Cap Fund	0.14	0.10	1.34

The fund expense ratios shown are from the prospectus dated December 19, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the funds’ expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2012.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Similar sector trends benefited each fund

The Small-Cap Fund returned about 41%. This result was bolstered by both the broad rally in stocks and the leadership position that small-caps have generally experienced since the financial crisis.

The returns of the Growth and Income Fund and the Capital Appreciation Fund were about the same—32% and 34%.

The Growth and Income Fund tracks the S&P 500 Index, which is dominated by large-cap stocks; the Capital Appreciation Fund follows the Russell 1000 Index of large- and mid-caps.

The Tax-Managed Balanced Fund, which seeks to hold half of its assets in stocks and half in municipal bonds, returned 14.34%. For perspective on the extreme market dynamics affecting the fund, note

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Tax-Managed Balanced Fund	6.24%
Tax-Managed Balanced Composite Index	6.50
Mixed-Asset Target Allocation Moderate Funds Average	5.53
For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Growth and Income Fund Admiral Shares	7.37%
S&P 500 Index	7.41
Large-Cap Core Funds Average	6.12
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Capital Appreciation Fund Admiral Shares	7.97%
Russell 1000 Index	7.78
Multi-Cap Core Funds Average	6.88
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Tax-Managed Small-Cap Fund Admiral Shares	10.65%
S&P SmallCap 600 Index	10.65
Small-Cap Core Funds Average	8.46
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

that the benchmark for the equity portion (the Russell 1000 Index) returned about 33%, and the index for the bond portion (the Barclays 1–15 Year Municipal Bond Index) returned about -1%.

Despite their differing mandates, the funds were affected by some similar broad trends.

For each fund, stocks in the health care sector returned more than 40% for the year as some of the uncertainty over the impact of the new federal health care law dissipated. Consumer discretionary and industrial stocks also returned nearly 40% or more in each fund. These companies are particularly attuned to the rhythms of the business cycle, which seems to be strengthening. Financials returned more than 30% as uncertainty over new regulations diminished, stocks rebounded, and longer-term yields rose as shorter-term yields (anchored by Fed policy) were relatively unchanged—a relationship that has the potential to increase profit margins.

The funds’ indexing strategy has worked well over the decade

For the past decade, the four domestic Tax-Managed Funds have succeeded in capturing the returns of the markets they track, as shown in the table on page 5. Slight differences between a fund and its index can primarily be attributable to the expenses that real-life funds incur and indexes don’t. The funds have also outpaced the average return of their competitive peers by a significant margin.

These results reflect the skill of the funds’ advisors, Vanguard’s Equity Investment Group and Fixed Income Group, and the experience they have accumulated over many years of implementing low-cost index strategies.

The power of compounding can put time on your side

The purpose of my annual letter to you is, of course, to report on how your fund fared over the past year. It’s important to be aware of how your fund is doing in the latest market environment; however, short-term performance isn’t what matters most. The focus on the preceding 12 months shouldn’t distract investors from the long-term commitment they need.

To be sure, you can’t influence many aspects of investing success, including overall market performance. But you can control how long you invest. That’s important because it allows you to harness the power of compounding—the snowball effect that occurs when your earnings generate even more earnings. As Benjamin Franklin said, “Money makes money.”

A simple example illustrates the benefits that can potentially result from investing and then reinvesting your money over the long haul. Suppose you were able to put away $10,000 and earn 6% a year (keep in mind that this is hypothetical; actual returns would likely be different and less predictable). If you keep reinvesting the earnings, after ten years your investment
will have grown to almost $18,000. After
30 years, it will total more than $57,000.

Compounding can make a real difference
over time, particularly when combined
with Vanguard’s low expense ratios, which
allow you to keep more of the return on
your investment.

As always, thank you for entrusting your
assets to Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
January 17, 2014

A note on expense ratios

The Expense Ratios table in each shareholder report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses. For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports the fund’s actual expenses for the fiscal year, a more relevant tally of the operating costs incurred by shareholders.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$22.25	$24.90	$0.514	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Admiral Shares	$63.89	$82.86	$1.475	$0.000
Institutional Shares	31.09	40.32	0.732	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$71.17	$93.70	$1.421	$0.000
Institutional Shares	35.36	46.56	0.722	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$31.16	$43.53	$0.402	$0.000
Institutional Shares	31.22	43.63	0.416	0.000

Tax-Managed Balanced Fund

Fund Profile
As of December 31, 2013

Equity and Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	648	1,015	3,653
Median Market Cap	$47.2B	$56.1B	$43.0B
Price/Earnings Ratio	20.0x	19.9x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	17.3%	17.3%	16.5%
Earnings Growth
Rate	12.4%	11.4%	11.4%
Dividend Yield	1.6%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	9%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.89%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics

		Barclays Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,110	37,757	46,548
Yield to Maturity
(before expenses)	2.4%	2.4%	3.2%
Average Coupon	4.3%	4.8%	4.9%
Average Duration	5.3 years	5.9 years	8.4 years
Average Effective
Maturity	5.4 years	5.2 years	7.4 years

Total Fund Volatility Measures
		DJ
		U.S. Total
	Tax-Managed	Stock
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.91
Beta	1.00	0.46

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)

Apple Inc.	Computer Hardware	2.7%
Exxon Mobil Corp.	Integrated Oil & Gas	2.3
Google Inc.	Internet Software &
	Services	1.7
General Electric Co.	Industrial
	Conglomerates	1.5
Microsoft Corp.	Systems Software	1.5
Johnson & Johnson	Pharmaceuticals	1.2
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.2
Chevron Corp.	Integrated Oil & Gas	1.2
Procter & Gamble Co.	Household Products	1.1
Wells Fargo & Co.	Diversified Banks	1.1
Top Ten		15.5%
Top Ten as % of Total Net Assets		7.4%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated December 19, 2013, and represents estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		Russell	Stock
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	15.3%	15.0%	15.0%
Consumer Staples	7.9	7.9	7.5
Energy	9.6	9.6	9.5
Financial Services	18.7	18.6	18.8
Health Care	12.2	12.4	12.4
Materials &
Processing	4.5	4.3	4.6
Producer Durables	11.5	11.6	11.8
Technology	15.6	15.6	15.5
Utilities	4.7	5.0	4.9

Distribution by Credit Quality (% of fixed
income portfolio)
AAA	20.4%
AA	49.3
A	24.5
BBB	5.4
Not Rated	0.4

For information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus
Style		Value	Blend	Growth
Market Cap	Large

Medium

Small

Fixed Income Investment Focus

Average Maturity		Short	Med.	Long
Credit Quality	High
Medium
Low

Distribution by Effective Maturity
(% of fixed income portfolio)
Under 1 Year	13.8%
1 - 3 Years	15.3
3 - 5 Years	17.0
5 - 10 Years	48.4
10 - 20 Years	5.5

Largest Area Concentrations (% of fixed income portfolio)

New York	15.3%
California	14.7
Texas	7.3
Pennsylvania	5.9
Massachusetts	5.2
New Jersey	4.9
Florida	4.7
Illinois	4.4
Ohio	3.2
Arizona	2.9
Top Ten	68.5%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

For a benchmark description, see the Glossary.

Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Tax-Managed Balanced Fund

Tax-Managed Balanced Composite Index
For a benchmark description, see the Glossary.

Tax-Managed Balanced Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
Common Stocks (47.9%)			Ross Stores Inc.	11,104	832
Consumer Discretionary (7.3%)			Tractor Supply Co.	10,314	800
* Amazon.com Inc.	14,002	5,584	Marriott International Inc.
Walt Disney Co.	68,566	5,238	Class A	15,783	779
Comcast Corp. Class A	91,445	4,752	Polaris Industries Inc.	5,200	757
Wal-Mart Stores Inc.	56,649	4,458	PVH Corp.	5,483	746
Home Depot Inc.	42,999	3,540	* Jarden Corp.	12,138	745
* eBay Inc.	52,744	2,895	Coach Inc.	13,120	736
Twenty-First Century Fox Inc.			* Liberty Global plc	8,653	730
Class A	79,051	2,781	Ralph Lauren Corp. Class A	4,073	719
McDonald’s Corp.	26,674	2,588	* Liberty Global plc Class A	7,927	705
* priceline.com Inc.	2,158	2,508	Expedia Inc.	10,091	703
Starbucks Corp.	30,263	2,372	Gap Inc.	17,925	700
NIKE Inc. Class B	29,894	2,351	Newell Rubbermaid Inc.	21,418	694
Lowe’s Cos. Inc.	44,915	2,226	Advance Auto Parts Inc.	6,264	693
Ford Motor Co.	142,400	2,197	* Dollar Tree Inc.	12,088	682
Time Warner Inc.	30,596	2,133	Carnival Corp.	16,650	669
Costco Wholesale Corp.	17,617	2,097	* Michael Kors Holdings Ltd.	8,200	666
TJX Cos. Inc.	31,586	2,013	Nu Skin Enterprises Inc.
CBS Corp. Class B	28,800	1,836	Class A	4,800	663
* DIRECTV	23,818	1,646	Kohl’s Corp.	11,385	646
Viacom Inc. Class B	17,927	1,566	Fortune Brands Home
* General Motors Co.	37,900	1,549	& Security Inc.	14,125	645
Target Corp.	22,045	1,395	Scripps Networks
Yum! Brands Inc.	16,305	1,233	Interactive Inc. Class A	7,068	611
Johnson Controls Inc.	21,300	1,093	* DR Horton Inc.	27,322	610
Macy’s Inc.	20,294	1,084	* WABCO Holdings Inc.	6,496	607
Time Warner Cable Inc.	7,643	1,036	Royal Caribbean Cruises Ltd.	12,547	595
Estee Lauder Cos. Inc.			* Discovery Communications
Class A	12,718	958	Inc. Class A	6,441	582
* Bed Bath & Beyond Inc.	11,700	939	Lear Corp.	7,000	567
Harley-Davidson Inc.	13,490	934	BorgWarner Inc.	9,752	545
* Dollar General Corp.	15,400	929	PetSmart Inc.	7,424	540
* AutoZone Inc.	1,921	918	Harman International
* Liberty Media Corp. Class A	5,904	865	Industries Inc.	6,307	516
Starwood Hotels & Resorts			* NVR Inc.	500	513
Worldwide Inc.	10,707	851	* TripAdvisor Inc.	6,191	513
* O’Reilly Automotive Inc.	6,562	845	Dillard’s Inc. Class A	5,013	487
* DISH Network Corp. Class A	14,505	840	Hanesbrands Inc.	6,900	485
			Chico’s FAS Inc.	24,700	465

Tax-Managed Balanced Fund

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
International Game			Walgreen Co.	28,118	1,615
Technology	25,567	464	Archer-Daniels-Midland Co.	31,873	1,383
Wyndham Worldwide Corp.	6,300	464	Whole Foods Market Inc.	19,200	1,110
Lennar Corp. Class A	11,723	464	Mead Johnson Nutrition Co.	11,313	948
Service Corp.			Hershey Co.	9,000	875
International	25,400	460	Coca-Cola Enterprises Inc.	18,186	803
Brinker International Inc.	9,637	447	Tyson Foods Inc. Class A	23,410	783
Domino’s Pizza Inc.	6,400	446	Bunge Ltd.	9,330	766
DSW Inc. Class A	10,400	444	Kroger Co.	19,300	763
Las Vegas Sands Corp.	5,600	442	* Constellation Brands Inc.
* Starz	15,104	442	Class A	10,787	759
Aaron’s Inc.	14,711	432	Brown-Forman Corp. Class B	9,888	747
John Wiley & Sons Inc.			Beam Inc.	10,800	735
Class A	7,818	432	* Green Mountain Coffee
Thor Industries Inc.	7,000	387	Roasters Inc.	9,629	728
Wendy’s Co.	43,670	381	* Monster Beverage Corp.	10,638	721
* News Corp. Class A	21,037	379	JM Smucker Co.	6,951	720
McGraw Hill Financial Inc.	4,600	360	McCormick & Co. Inc.	9,747	672
Gentex Corp.	10,743	354	Church & Dwight Co. Inc.	10,055	666
Signet Jewelers Ltd.	4,400	346	Safeway Inc.	20,134	656
* Bally Technologies Inc.	4,200	329	Molson Coors Brewing Co.
Comcast Corp.	6,476	323	Class B	11,000	618
* Liberty Ventures Class A	2,542	312	Energizer Holdings Inc.	5,665	613
Burger King Worldwide Inc.	13,300	304	Herbalife Ltd.	7,427	585
Omnicom Group Inc.	3,800	283	Hormel Foods Corp.	12,892	582
Delphi Automotive plc	4,600	277	Kimberly-Clark Corp.	5,172	540
Dunkin’ Brands Group Inc.	5,700	275	Ingredion Inc.	7,686	526
* Panera Bread Co. Class A	1,300	230	Hillshire Brands Co.	14,887	498
* MGM Resorts International	8,013	188	* WhiteWave Foods Co.
Family Dollar Stores Inc.	2,666	173	Class A	20,166	463
* Toll Brothers Inc.	2,000	74	Dean Foods Co.	23,001	395
CST Brands Inc.	1,966	72	Dr Pepper Snapple Group Inc. 7,332		357
* Murphy USA Inc.	1,675	70	GNC Holdings Inc. Class A	5,200	304
* Netflix Inc.	177	65	Kraft Foods Group Inc.	4,779	258
* Liberty Interactive Corp.			General Mills Inc.	5,114	255
Class A	2,138	63	Clorox Co.	500	46
Weight Watchers					53,153
International Inc.	1,317	43	Energy (4.6%)
* AMC Networks Inc. Class A	573	39	Exxon Mobil Corp.	153,915	15,576
Lennar Corp. Class B	680	23	Chevron Corp.	61,832	7,723
H&R Block Inc.	500	14	Schlumberger Ltd.	36,667	3,304
DeVry Education Group Inc.	300	11	ConocoPhillips	30,112	2,127
Cablevision Systems Corp.			Phillips 66	26,406	2,037
Class A	394	7	EOG Resources Inc.	11,828	1,985
		102,515	Occidental Petroleum Corp.	20,404	1,940
Consumer Staples (3.8%)			Anadarko Petroleum Corp.	20,490	1,625
Procter & Gamble Co.	92,149	7,502	Halliburton Co.	31,325	1,590
Coca-Cola Co.	136,364	5,633	Apache Corp.	15,914	1,368
Philip Morris International Inc.	50,494	4,400	Pioneer Natural
PepsiCo Inc.	45,890	3,806	Resources Co.	6,719	1,237
CVS Caremark Corp.	48,092	3,442	Hess Corp.	14,804	1,229
Mondelez International Inc.			Noble Energy Inc.	17,598	1,199
Class A	72,537	2,561	Devon Energy Corp.	18,657	1,154
Colgate-Palmolive Co.	38,670	2,522	Marathon Petroleum Corp.	12,141	1,114
Altria Group Inc.	46,800	1,797	National Oilwell Varco Inc.	12,629	1,004

Tax-Managed Balanced Fund

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
Cabot Oil & Gas Corp.	23,804	923	US Bancorp	46,300	1,871
* Cameron International Corp.	14,852	884	Capital One Financial Corp.	22,592	1,731
Range Resources Corp.	10,046	847	American Tower Corporation	17,573	1,403
EQT Corp.	9,297	835	Discover Financial Services	24,229	1,356
* FMC Technologies Inc.	15,086	788	IntercontinentalExchange
* Concho Resources Inc.	7,200	778	Group Inc.	5,621	1,264
Cimarex Energy Co.	6,576	690	Franklin Resources Inc.	20,875	1,205
Helmerich & Payne Inc.	7,915	665	Aon plc	14,000	1,174
* Whiting Petroleum Corp.	10,200	631	SunTrust Banks Inc.	28,729	1,058
HollyFrontier Corp.	12,492	621	Charles Schwab Corp.	38,805	1,009
SM Energy Co.	7,172	596	Public Storage	6,572	989
* Continental			Moody’s Corp.	12,400	973
Resources Inc.	5,164	581	State Street Corp.	13,069	959
* Denbury Resources Inc.	33,900	557	Travelers Cos. Inc.	10,589	959
QEP Resources Inc.	17,725	543	Hartford Financial Services
CONSOL Energy Inc.	14,205	540	Group Inc.	26,400	956
Nabors Industries Ltd.	31,490	535	* Fiserv Inc.	15,942	941
* Oil States International Inc.	5,198	529	Progressive Corp.	33,697	919
* Dresser-Rand Group Inc.	8,522	508	* Alliance Data Systems Corp.	3,477	914
* Dril-Quip Inc.	4,600	506	Allstate Corp.	16,400	894
* Rowan Cos. plc Class A	14,283	505	Boston Properties Inc.	8,781	881
* Superior Energy Services Inc.	18,921	503	Loews Corp.	18,116	874
* SandRidge Energy Inc.	81,113	492	Lincoln National Corp.	16,830	869
Patterson-UTI Energy Inc.	19,302	489	Host Hotels & Resorts Inc.	44,299	861
* Newfield Exploration Co.	19,327	476	Regions Financial Corp.	84,715	838
World Fuel Services Corp.	10,500	453	Fidelity National Information
Murphy Oil Corp.	6,700	435	Services Inc.	15,481	831
* Kosmos Energy Ltd.	32,697	366	Fifth Third Bancorp	38,275	805
Valero Energy Corp.	7,200	363	KeyCorp	59,618	800
* First Solar Inc.	5,800	317	* Affiliated Managers
Marathon Oil Corp.	8,482	299	Group Inc.	3,684	799
Baker Hughes Inc.	5,150	285	General Growth
* Southwestern Energy Co.	4,331	170	Properties Inc.	37,600	755
Chesapeake Energy Corp.	4,500	122	Ameriprise Financial Inc.	6,380	734
* McDermott International Inc.	11,085	102	Unum Group	20,827	731
Williams Cos. Inc.	1,500	58	Comerica Inc.	14,900	708
Diamond Offshore Drilling Inc. 800		46	MetLife Inc.	12,940	698
Kinder Morgan Inc.	700	25	TD Ameritrade Holding Corp.	21,961	673
Peabody Energy Corp.	9	—	* E*TRADE Financial Corp.	34,200	672
		64,275	SL Green Realty Corp.	7,059	652
Financial Services (8.9%)			* CBRE Group Inc. Class A	24,373	641
* Berkshire Hathaway Inc.			Torchmark Corp.	8,148	637
Class B	67,377	7,988	Legg Mason Inc.	14,354	624
Wells Fargo & Co.	160,021	7,265	* Arch Capital Group Ltd.	10,450	624
JPMorgan Chase & Co.	117,801	6,889	Equifax Inc.	8,958	619
Citigroup Inc.	115,392	6,013	Everest Re Group Ltd.	3,900	608
Visa Inc. Class A	19,224	4,281	PNC Financial Services
MasterCard Inc. Class A	4,610	3,851	Group Inc.	7,700	597
American Express Co.	37,459	3,399	Raymond James
Goldman Sachs Group Inc.	18,185	3,223	Financial Inc.	11,434	597
Bank of America Corp.	197,817	3,080	Global Payments Inc.	9,114	592
American International			Aflac Inc.	8,800	588
Group Inc.	58,900	3,007	East West Bancorp Inc.	16,769	586
Morgan Stanley	65,960	2,069	Federal Realty
Simon Property Group Inc.	12,878	1,960	Investment Trust	5,719	580

Tax-Managed Balanced Fund

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
Chubb Corp.	6,000	580	First Citizens
Reinsurance Group			BancShares Inc. Class A	1,767	393
of America Inc. Class A	7,470	578	Commerce
Assurant Inc.	8,700	577	Bancshares Inc.	8,713	391
* Howard Hughes Corp.	4,800	577	Morningstar Inc.	4,828	377
Equity Residential	10,950	568	* Brixmor Property Group Inc.	18,500	376
* MSCI Inc. Class A	12,934	565	CNA Financial Corp.	8,693	373
* Realogy Holdings Corp.	11,400	564	Apartment Investment
* Markel Corp.	971	564	& Management Co. Class A	14,176	367
Zions Bancorporation	18,451	553	Douglas Emmett Inc.	15,734	366
SEI Investments Co.	15,847	550	Huntington
Total System Services Inc.	16,500	549	Bancshares Inc.	34,600	334
First Republic Bank	10,400	544	* TFS Financial Corp.	27,100	328
NASDAQ OMX Group Inc.	13,673	544	American Homes 4 Rent
* Alleghany Corp.	1,339	536	Class A	18,900	306
* American Capital Ltd.	33,600	526	Hanover Insurance Group Inc.	5,014	299
City National Corp.	6,600	523	Bank of New York
Jones Lang LaSalle Inc.	5,012	513	Mellon Corp.	7,732	270
Weyerhaeuser Co.	16,207	512	ACE Ltd.	2,600	269
Prudential Financial Inc.	5,512	508	Synovus Financial Corp.	74,500	268
Leucadia National Corp.	17,933	508	BOK Financial Corp.	4,040	268
Allied World Assurance Co.			* Signature Bank	2,400	258
Holdings AG	4,448	502	Retail Properties
RenaissanceRe Holdings Ltd.	5,098	496	of America Inc.	19,700	251
BRE Properties Inc.	9,000	492	ProAssurance Corp.	5,000	242
* Gaming and Leisure			Washington Federal Inc.	10,100	235
Properties Inc.	9,600	488	Essex Property Trust Inc.	1,600	230
White Mountains Insurance			Lazard Ltd. Class A	5,025	228
Group Ltd.	798	481	BB&T Corp.	5,800	216
LPL Financial Holdings Inc.	10,200	480	CME Group Inc.	2,495	196
StanCorp Financial Group Inc.	7,200	477	Prologis Inc.	3,600	133
HCC Insurance Holdings Inc.	10,264	474	CBOE Holdings Inc.	2,400	125
FactSet Research			CIT Group Inc.	2,100	109
Systems Inc.	4,299	467	Assured Guaranty Ltd.	3,894	92
Brown & Brown Inc.	14,861	467	Hospitality Properties Trust	3,122	84
Extra Space Storage Inc.	10,800	455	* St. Joe Co.	3,900	75
* Forest City Enterprises Inc.			Western Union Co.	4,165	72
Class A	23,813	455	Dun & Bradstreet Corp.	500	61
WR Berkley Corp.	10,443	453	Taubman Centers Inc.	400	26
Equity Lifestyle			Cullen/Frost Bankers Inc.	200	15
Properties Inc.	12,500	453	People’s United Financial Inc.	400	6
First Horizon National Corp.	38,640	450			124,034
BlackRock Inc.	1,422	450	Health Care (5.8%)
DDR Corp.	29,107	447	Johnson & Johnson	89,744	8,220
TCF Financial Corp.	27,300	444	Pfizer Inc.	187,987	5,758
ING US Inc.	12,300	432	* Gilead Sciences Inc.	59,302	4,457
CapitalSource Inc.	29,714	427	Merck & Co. Inc.	88,921	4,451
Associated Banc-Corp	24,527	427	Amgen Inc.	29,255	3,340
* MBIA Inc.	35,575	425	* Celgene Corp.	17,012	2,874
Lender Processing			UnitedHealth Group Inc.	37,813	2,847
Services Inc.	11,300	422	* Biogen Idec Inc.	9,811	2,745
Artisan Partners Asset			Bristol-Myers Squibb Co.	45,160	2,400
Management Inc. Class A	6,400	417	* Express Scripts Holding Co.	34,149	2,399
* Genworth Financial Inc.			Abbott Laboratories	54,800	2,100
Class A	25,800	401	AbbVie Inc.	38,200	2,017

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Thermo Fisher Scientific Inc.	16,567	1,845
	McKesson Corp.	10,636	1,717
	Allergan Inc.	13,909	1,545
*	Actavis plc	8,325	1,399
*	Alexion Pharmaceuticals Inc.	10,086	1,342
	Medtronic Inc.	23,200	1,331
	Aetna Inc.	18,655	1,280
	Cigna Corp.	14,562	1,274
	Stryker Corp.	14,949	1,123
*	Regeneron
	Pharmaceuticals Inc.	3,800	1,046
*	Perrigo Co. plc	6,728	1,032
*	Mylan Inc.	23,756	1,031
*	Forest Laboratories Inc.	17,119	1,028
	AmerisourceBergen Corp.
	Class A	14,506	1,020
	WellPoint Inc.	10,526	973
	Humana Inc.	8,800	908
	St. Jude Medical Inc.	13,835	857
*	Life Technologies Corp.	10,617	805
	Covidien plc	11,800	804
*	HCA Holdings Inc.	16,644	794
	Zimmer Holdings Inc.	8,270	771
*	DaVita HealthCare
	Partners Inc.	11,800	748
	CR Bard Inc.	5,565	745
	Omnicare Inc.	10,893	658
*	Illumina Inc.	5,800	642
*	Endo Health Solutions Inc.	9,169	619
	Universal Health Services Inc.
	Class B	7,517	611
*	Vertex Pharmaceuticals Inc.	7,900	587
	DENTSPLY International Inc.	12,083	586
*	Intuitive Surgical Inc.	1,490	572
*	Hospira Inc.	13,860	572
	Cooper Cos. Inc.	4,484	555
	Baxter International Inc.	7,800	542
*	QIAGEN NV	22,400	533
	Eli Lilly & Co.	10,400	530
	PerkinElmer Inc.	12,700	524
	Techne Corp.	5,400	511
	Cardinal Health Inc.	7,245	484
*	Laboratory Corp. of America
	Holdings	5,191	474
*	Varian Medical Systems Inc.	5,800	451
*	Tenet Healthcare Corp.	10,525	443
	Hill-Rom Holdings Inc.	10,722	443
	Quest Diagnostics Inc.	8,019	429
	Zoetis Inc.	12,589	412
	Patterson Cos. Inc.	9,300	383
*	Quintiles Transnational
	Holdings Inc.	7,800	361
*	CareFusion Corp.	8,395	334
*	Bio-Rad Laboratories Inc.
	Class A	2,100	260

			Market
			Value
		Shares	($000)
	Becton Dickinson and Co.	1,884	208
*	Mallinckrodt plc	1,475	77
*	Edwards Lifesciences Corp.	919	60
*	Cerner Corp.	1,010	56
			81,943
Materials & Processing (2.2%)
	Monsanto Co.	21,308	2,483
	Precision Castparts Corp.	6,652	1,791
	Ecolab Inc.	12,500	1,303
	EI du Pont de Nemours & Co.	17,028	1,106
	LyondellBasell Industries NV
	Class A	13,538	1,087
	Ingersoll-Rand plc	15,400	949
	Sherwin-Williams Co.	5,000	917
	Dow Chemical Co.	20,600	915
	CF Industries Holdings Inc.	3,912	912
	Eastman Chemical Co.	9,640	778
	Sigma-Aldrich Corp.	8,180	769
	FMC Corp.	9,598	724
	Celanese Corp. Class A	12,240	677
	Freeport-McMoRan Copper
	& Gold Inc.	17,769	671
*	WR Grace & Co.	6,600	653
	Vulcan Materials Co.	10,934	650
	PPG Industries Inc.	3,400	645
	Ball Corp.	12,218	631
	Rock Tenn Co. Class A	6,000	630
*	Owens-Illinois Inc.	17,000	608
	Ashland Inc.	6,198	601
*	Crown Holdings Inc.	12,941	577
	Praxair Inc.	4,400	572
	Airgas Inc.	5,019	561
	Valspar Corp.	7,800	556
	Reliance Steel
	& Aluminum Co.	7,200	546
	Southern Copper Corp.	18,000	517
	Cytec Industries Inc.	5,433	506
	Eagle Materials Inc.	6,400	496
	Valmont Industries Inc.	3,311	494
	Westlake Chemical Corp.	3,900	476
*	MRC Global Inc.	14,500	468
	Tanger Factory Outlet
	Centers	13,800	442
*	Tahoe Resources Inc.	25,799	429
	Silgan Holdings Inc.	8,842	425
	Albemarle Corp.	6,600	418
	Lennox International Inc.	4,800	408
*	Armstrong World
	Industries Inc.	7,003	403
*	Owens Corning	9,900	403
	Sealed Air Corp.	11,800	402
	Nucor Corp.	7,400	395
	Scotts Miracle-Gro Co.
	Class A	5,042	314
	NewMarket Corp.	860	287

Tax-Managed Balanced Fund

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
United States Steel Corp.	9,482	280	* Mettler-Toledo
Fastenal Co.	5,725	272	International Inc.	2,400	582
Newmont Mining Corp.	11,454	264	Lincoln Electric Holdings Inc.	8,123	580
International Paper Co.	4,943	242	Donaldson Co. Inc.	13,286	577
Mosaic Co.	2,600	123	Trinity Industries Inc.	10,500	572
Martin Marietta Materials Inc.	1,086	109	JB Hunt Transport
Air Products & Chemicals Inc.	500	56	Services Inc.	7,310	565
Royal Gold Inc.	71	3	SPX Corp.	5,597	558
		30,944	Huntington Ingalls
Producer Durables (5.5%)			Industries Inc.	6,169	555
General Electric Co.	368,409	10,327	* WESCO International Inc.	6,019	548
Union Pacific Corp.	18,826	3,163	Carlisle Cos. Inc.	6,800	540
United Technologies Corp.	24,876	2,831	Manpowergroup Inc.	6,250	537
Boeing Co.	19,920	2,719	Terex Corp.	12,600	529
3M Co.	17,400	2,440	Toro Co.	8,318	529
Danaher Corp.	25,851	1,996	AGCO Corp.	8,937	529
FedEx Corp.	13,476	1,937	Waste Connections Inc.	12,000	524
United Parcel Service Inc.			Robert Half International Inc.	12,200	512
Class B	16,300	1,713	Deere & Co.	5,600	511
Honeywell International Inc.	17,000	1,553	* Spirit Aerosystems
Accenture plc Class A	15,600	1,283	Holdings Inc. Class A	14,800	504
Delta Air Lines Inc.	45,400	1,247	Nordson Corp.	6,750	502
Agilent Technologies Inc.	19,007	1,087	KBR Inc.	15,596	497
Caterpillar Inc.	11,600	1,053	Manitowoc Co. Inc.	21,300	497
Cummins Inc.	7,321	1,032	Babcock & Wilcox Co.	14,319	490
Raytheon Co.	10,049	911	Republic Services Inc.
CSX Corp.	29,700	854	Class A	14,710	488
Roper Industries Inc.	6,110	847	Triumph Group Inc.	6,200	472
Kansas City Southern	6,800	842	Cintas Corp.	7,850	468
Flowserve Corp.	10,413	821	National Instruments Corp.	14,511	465
Southwest Airlines Co.	43,257	815	Alliant Techsystems Inc.	3,786	461
AMETEK Inc.	15,400	811	Regal-Beloit Corp.	6,200	457
Fluor Corp.	9,958	800	* AECOM Technology Corp.	15,334	451
Emerson Electric Co.	11,200	786	CH Robinson Worldwide Inc.	7,611	444
Pentair Ltd.	10,087	783	Landstar System Inc.	7,685	442
Textron Inc.	21,311	783	AO Smith Corp.	8,100	437
WW Grainger Inc.	2,932	749	MSC Industrial Direct Co. Inc.
Pall Corp.	8,400	717	Class A	5,300	429
Wabtec Corp.	9,306	691	Air Lease Corp. Class A	13,600	423
Chicago Bridge & Iron Co. NV	8,088	672	Rockwell Collins Inc.	5,500	407
* Jacobs Engineering			Stanley Black & Decker Inc.	4,927	398
Group Inc.	10,595	667	Xylem Inc.	11,339	392
Expeditors International			* Navistar International Corp.	10,246	391
of Washington Inc.	15,066	667	Kennametal Inc.	7,500	391
* B/E Aerospace Inc.	7,511	654	Automatic Data
TransDigm Group Inc.	4,010	646	Processing Inc.	4,774	386
Xerox Corp.	51,555	627	Oshkosh Corp.	7,547	380
Towers Watson & Co.			* United Continental
Class A	4,900	625	Holdings Inc.	9,800	371
* Waters Corp.	6,218	622	Lockheed Martin Corp.	2,403	357
* Stericycle Inc.	5,198	604	ADT Corp.	8,650	350
ITT Corp.	13,869	602	General Dynamics Corp.	3,491	334
* Quanta Services Inc.	18,995	599	Illinois Tool Works Inc.	3,700	311
Copa Holdings SA Class A	3,738	598	* Verisk Analytics Inc. Class A	4,600	302
			Paychex Inc.	6,600	301

Tax-Managed Balanced Fund

	Market		Market
	Value		Value
Shares	($000)	Shares	($000)

Con-way Inc. Eaton Corp. plc IDEX Corp. Joy Global Inc. Covanta Holding Corp. Norfolk Southern Corp.
*	Allegion plc FLIR Systems Inc.
Lexmark International Inc. Class A
Ryder System Inc. L-3 Communications Holdings Inc.

Technology (7.5%)

Apple Inc.

*	Google Inc. Class A Microsoft Corp.
International Business Machines Corp. Oracle Corp. QUALCOMM Inc. Intel Corp.
Cisco Systems Inc.
*	Facebook Inc. Class A EMC Corp.
*	Yahoo! Inc. Hewlett-Packard Co.
*	Salesforce.com Inc.
*	Cognizant Technology Solutions Corp. Class A
*	Adobe Systems Inc. Texas Instruments Inc.
Intuit Inc.
*	Crown Castle International Corp.
Corning Inc.
Applied Materials Inc. Motorola Solutions Inc. Symantec Corp.
Avago Technologies Ltd. Class A
Amphenol Corp. Class A NetApp Inc.
Xilinx	Inc.
*	SBA Communications Corp.
Class	A
*	Autodesk Inc.
*	Citrix Systems Inc.
Altera	Corp.
Western	Digital Corp.
Analog	Devices Inc.
NVIDIA	Corp.
*	VeriSign Inc.
LSI	Corp.

7,565	300	*	Lam Research Corp.	12,200	664
3,500	266		Activision Blizzard Inc.	35,860	639
3,529	261		Computer Sciences Corp.	10,800	604
4,381	256		Broadcom Corp. Class A	19,743	585
14,400	256		Solera Holdings Inc.	8,190	580
2,700	251	*	Synopsys Inc.	14,100	572
5,133	227	*	NCR Corp.	16,100	548
6,269	189		IAC/InterActiveCorp	7,800	536
			Avnet Inc.	11,700	516
5,300	188	*	Brocade Communications
1,800	133		Systems Inc.	55,900	496
			DST Systems Inc.	5,430	493
489	52	*	Ingram Micro Inc.	19,800	465
	77,299	*	Atmel Corp.	54,200	424
			Linear Technology Corp.	8,200	374
32,324	18,137		AVX Corp.	25,300	352
9,952	11,153	*	Teradata Corp.	7,736	352
272,056	10,183		Amdocs Ltd.	6,900	285
		*	Arrow Electronics Inc.	4,300	233
38,147	7,155	*	Fairchild Semiconductor
136,990	5,241		International Inc. Class A	16,325	218
66,500	4,938	*	Teradyne Inc.	12,000	211
151,400	3,930		CA Inc.	5,007	169
172,915	3,882		Maxim Integrated
67,100	3,668		Products Inc.	5,500	154
78,336	1,970	*	Tech Data Corp.	1,400	72
40,466	1,636	*	Freescale Semiconductor Ltd. 2,600		42
58,473	1,636				104,682
28,312	1,563	Utilities (2.3%)
			AT&T Inc.	163,666	5,754
15,098	1,525		Verizon Communications Inc.	83,200	4,088
23,996	1,437		NextEra Energy Inc.	18,797	1,609
27,046	1,188		Sempra Energy	12,529	1,125
15,124	1,154		Dominion Resources Inc.	15,608	1,010
			Duke Energy Corp.	13,130	906
14,467	1,062		Edison International	19,008	880
58,977	1,051		ONEOK Inc.	13,184	820
53,080	939		Vornado Realty Trust	9,000	799
13,767	929	*	Sprint Corp.	71,245	766
38,839	916		Public Service Enterprise
			Group Inc.	22,200	711
16,735	885		AES Corp.	45,769	664
9,496	847	*	Level 3 Communications Inc.	19,700	653
20,271	834		NRG Energy Inc.	22,624	650
17,029	782	*	T-Mobile US Inc.	18,600	626
American Water
8,611	774		Works Co. Inc.	14,628	618
15,208	765	*	Calpine Corp.	31,610	617
11,954	756		Wisconsin Energy Corp.	14,532	601
22,452	730		PG&E Corp.	14,635	589
8,400	705		Xcel Energy Inc.	21,000	587
13,596	692		OGE Energy Corp.	17,186	583
42,800	686		MDU Resources Group Inc.	18,704	571
11,328	677		Energen Corp.	7,630	540
61,000	672		National Fuel Gas Co.	7,501	536

Tax-Managed Balanced Fund

	Market					Market
		Value				Value
	Shares	($000)			Shares	($000)
ITC Holdings Corp.	5,470	524		Telephone & Data
UGI Corp.	12,452	516		Systems Inc.	12,630	326
CMS Energy Corp.	19,027	509		United States Cellular Corp. 7,715		323
Aqua America Inc.	20,978	495		AGL Resources Inc.	6,000	283
Questar Corp.	20,833	479		American Electric
Southern Co.	11,400	469		Power Co. Inc.	5,400	252
* tw telecom inc Class A	15,300	466				32,024
Alliant Energy Corp.	7,713	398
			Total Common Stocks
Consolidated Edison Inc.	6,400	354
			(Cost $330,799)			670,869
* Intelsat SA	14,500	327

					Face	Market
				Maturity	Amount	Value
			Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (50.9%)
Alabama (0.2%)
Alabama 21st Century Authority
Tobacco Settlement Revenue			5.000%	6/1/20	500	560
Alabama Incentives Financing Authority
Special Obligation Revenue			5.000%	9/1/32	380	391
Alabama Public School & College Authority
Capital Improvement Revenue			5.000%	12/1/21	500	565
Alabama Public School & College Authority
Capital Improvement Revenue			5.000%	12/1/22	500	562
Jefferson County AL Sewer Revenue			5.000%	10/1/23	500	515
Jefferson County AL Sewer Revenue			0.000%	10/1/25 (4)	500	262
						2,855
Alaska (0.0%)
Alaska Housing Finance Corp.
General Housing Revenue			5.000%	12/1/29	500	533

Arizona (1.5%)
Arizona Board Regents Arizona State University
System COP			5.000%	7/1/22 (14)	1,500	1,657
Arizona Board Regents Arizona State University
System Revenue			5.875%	7/1/24	100	116
Arizona COP			5.000%	10/1/18 (4)	500	568
Arizona Health Facilities Authority Revenue
(Banner Health)			5.000%	1/1/25	500	531
Arizona School Facilities Board COP			5.500%	9/1/23	500	545
Arizona School Facilities Board Revenue
(School Improvement)			5.750%	7/1/14 (Prere.)	500	514
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)			5.000%	7/1/24	500	566
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)			5.000%	7/1/25	500	547
Arizona Transportation Board Highway Revenue			5.000%	7/1/22	2,005	2,341
Arizona Transportation Board Highway Revenue			5.000%	7/1/32	500	534
Arizona Water Infrastructure Finance
Authority Revenue			4.000%	10/1/14	500	514
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)			5.000%	5/15/30	275	279

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	935
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,702
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	512
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	326
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	780	799
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	530
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	576
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	804
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	550
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,185
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	500	539
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	528
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19	500	548
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	567
				20,813
California (7.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	522
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	847
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/30 (2)	740	279
Alameda CA Corridor Transportation
Authority Revenue	0.000%	10/1/32 (14)	1,650	591
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	512
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	552
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	522
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	534
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,049
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	500	553
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	571
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	193
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	584
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	680

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources
Water System Revenue (Central Valley Project)	5.000%	12/1/28	500	553
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	210
California Economic Recovery GO	5.000%	7/1/15	295	302
California Economic Recovery GO	5.000%	7/1/18	500	585
California Economic Recovery GO	5.000%	7/1/19	500	590
California Economic Recovery GO	5.000%	7/1/20	500	584
California Economic Recovery GO	5.250%	7/1/21	500	586
California Economic Recovery GO	5.000%	7/1/22	500	548
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	573
California GO	5.000%	6/1/15	500	522
California GO	6.000%	2/1/16	500	559
California GO	5.000%	11/1/16	350	394
California GO	5.000%	3/1/17	500	566
California GO	5.000%	4/1/17	500	568
California GO	6.000%	4/1/18	500	601
California GO	5.000%	9/1/18	500	555
California GO	5.000%	11/1/18 (14)	500	570
California GO	5.500%	4/1/19	785	935
California GO	5.000%	6/1/19 (14)	500	564
California GO	5.000%	2/1/20	500	583
California GO	5.000%	9/1/21	500	581
California GO	5.000%	10/1/21	250	276
California GO	5.000%	6/1/25	495	516
California GO	5.500%	3/1/26	500	564
California GO	5.000%	6/1/27 (14)	500	534
California GO	4.500%	8/1/27	85	87
California GO	5.000%	9/1/27	500	532
California GO	5.000%	2/1/28	690	742
California GO	4.500%	8/1/28 (2)	725	734
California GO	5.750%	4/1/29	500	561
California GO	5.000%	9/1/29 (2)	500	517
California GO	5.000%	9/1/29	495	523
California GO	5.000%	10/1/29	2,700	2,842
California GO	5.250%	3/1/30	500	545
California GO	5.250%	9/1/30	500	540
California GO	5.000%	2/1/32	500	520
California GO	5.000%	6/1/32	370	381
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,110
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	337
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	500	512
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	571
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,053
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard
Children’s Hospital at Stanford)	5.000%	8/15/20	325	379
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	500	513

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	555
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	112
California Infrastructure & Economic
Development Bank Revenue (Bay Area
Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	584
1 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.340%	4/1/16	1,000	996
California Municipal Finance Authority
Revenue (University of La Verne)	6.125%	6/1/30	500	536
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	1/2/14 LOC	2,000	2,000
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.010%	1/2/14 LOC	2,300	2,300
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	24
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,131
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,062
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	316
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	263
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	112
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	45
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	233
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	83
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	142
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	42
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	30
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,120
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,030
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	358
California State University Revenue Systemwide	5.750%	11/1/27	500	563
California State University Revenue Systemwide	5.250%	11/1/29	300	321
California State University Revenue Systemwide	5.000%	11/1/30	1,000	1,079
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/19	500	581
Chabot-Las Positas CA Community
College District GO	5.000%	8/1/31	1,000	1,050

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,060
Colton CA Public Financing Authority
Electric Revenue	5.000%	4/1/28	500	522
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,070
Contra Costa CA Municipal Water District Revenue	5.000%	10/1/33	1,000	1,064
1 Contra Costa CA Transportation Authority
Sales Tax Revenue PUT	0.483%	12/15/15	1,600	1,594
Corona-Norco CA Unified School District
Special Tax Revenue (Community Facilities
District No. 98-1)	5.000%	9/1/22	970	1,048
1 East Bay CA Municipal Utility District Waste Water
System Revenue PUT	0.260%	12/1/15	1,100	1,100
2 Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	749
La Quinta CA Redevelopment Agency
Tax Allocation Revenue	5.000%	9/1/26	1,500	1,583
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	84
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	205	222
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	816
Los Angeles CA Community College District GO	5.000%	8/1/27	500	539
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	1,045	1,098
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	540
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	569
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	1,500	1,562
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	516
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,063
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,606
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	564
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	764
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	539
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	539
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	150	156
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	531
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	663
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	542
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,713
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	637
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	292

Oakland CA Redevelopment Agency
Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	500	552

2 Orange County CA Development Agency
(Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,276
Orange County CA Transportation Authority
Toll Road Revenue	5.000%	8/15/29	1,250	1,329

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	559
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	251
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,110
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	852
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/16	100	107
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	150
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	257
Sacramento CA Municipal Utility District Financing
Authority Revenue (Cosumnes Project)	5.125%	7/1/29 (14)	1,000	1,022
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	540
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/23	500	537
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	554
San Bernardino County CA
Transportation Authority Revenue	5.000%	3/1/31	500	536
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,098
San Diego CA Community College District GO	5.000%	8/1/31	500	535
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	500	529
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	500	551
San Diego CA Unified School District GO	0.000%	7/1/27	500	273
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	582
San Diego CA Unified School District GO	0.000%	7/1/28	500	255
San Diego CA Unified School District GO	0.000%	7/1/29	500	242
San Diego CA Unified School District GO	0.000%	7/1/30	100	44
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	517
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	606
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	390
San Francisco CA City & County
(Earthquake Safety & Emergency Response) GO	5.000%	6/15/28	500	552
San Francisco CA City & County
(Laguna Honda Hospital) GO	5.000%	6/15/28 (12)	2,000	2,088
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/22	500	572
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/27	225	242
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/30	500	522
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	554
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	734
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	260
University of California Revenue	5.000%	5/15/21	500	535
University of California Revenue	5.000%	5/15/23	1,000	1,148

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/25	500	564
University of California Revenue	5.000%	5/15/27 (14)	500	537
University of California Revenue	5.000%	5/15/28	1,000	1,098
University of California Revenue	5.000%	5/15/28 (14)	500	529
University of California Revenue	4.750%	5/15/33	155	155
University of California Revenue PUT	5.000%	5/15/23	1,500	1,739
				104,503
Colorado (0.5%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	339
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/33	750	804
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	573
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	538
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	511
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	493
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	547
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	576
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	456
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,665
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	500	511
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	500	542
				7,555
Connecticut (0.5%)
Connecticut GO	5.000%	1/1/14	500	500
Connecticut GO	5.000%	11/1/14	500	520
Connecticut GO	5.000%	12/1/14	500	522
1 Connecticut GO	0.560%	5/15/15	1,000	1,003
Connecticut GO	5.000%	11/1/16	410	461
Connecticut GO	5.000%	4/15/21	500	582
Connecticut GO	5.000%	4/15/24	500	563
Connecticut GO	5.000%	4/15/28	500	544
Connecticut GO	5.000%	10/15/32	705	750
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	521
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	120
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	551
Hartford CT GO	5.000%	4/1/30	435	454
				7,091
Delaware (0.2%)
Delaware GO	5.000%	2/1/19	600	706
Delaware GO	5.000%	7/1/20	600	713
Delaware GO	5.000%	10/1/20	700	833
				2,252

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
District of Columbia (0.5%)
District of Columbia GO	5.000%	6/1/21 (4)	500	569
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	729
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	557
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	535
District of Columbia Revenue (American
University) VRDO	0.040%	1/2/14 LOC	3,900	3,900
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	565
				6,855
Florida (2.4%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,088
Broward County FL Airport System Revenue	5.000%	10/1/28	400	420
Broward County FL Airport System Revenue	5.375%	10/1/29	500	536
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,073
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.000%	6/1/15	1,000	1,062
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.250%	6/1/17	435	491
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.500%	6/1/17	1,295	1,474
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	450	510
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	500
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	539
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	579
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	325
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	259
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	880
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	575
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	561
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	693
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	668
Florida Department of Transportation GO	5.000%	7/1/19	545	640
Florida Municipal Power Agency Revenue
(St. Lucie Project)	5.000%	10/1/26	500	535
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	586
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	100	100
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	514
Jacksonville FL Electric Authority Electric System
Revenue VRDO	0.050%	1/8/14	1,200	1,200
Jacksonville FL Electric Authority Water
& Sewer Revenue	5.000%	10/1/31	500	525
Jacksonville FL Special Revenue	5.000%	10/1/32	500	520

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	852
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	535
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	596
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,038
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	100	111
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	640	708
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,639
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,088
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	512
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	541
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	574
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	515
Orlando FL Utility Commission Water
& Electric Revenue	5.250%	10/1/14 (ETM)	500	519
Palm Beach County FL Revenue
(Pine Crest Preparatory, Inc.) VRDO	0.050%	1/8/14 LOC	1,000	1,000
Polk County FL Constitutional Fuel Tax Revenue	5.000%	12/1/20 (14)	590	650
3 South Florida Water Management District
COP TOB VRDO	0.070%	1/2/14	900	900
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	729
Sunshine State Governmental Financing
Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/26	1,000	1,071
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	215
Tampa FL Health System Revenue
(Baycare Health System)	5.000%	11/15/33	1,535	1,559
Tampa FL Hospital Revenue	5.000%	7/1/23	750	802
Tohopekaliga FL Water Authority
Utility System Revenue	5.750%	10/1/30	500	563
				33,570
Georgia (1.3%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	571
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	580
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	503
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	441
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	534
Georgia GO	4.000%	1/1/15	575	597
Georgia GO	5.000%	9/1/15 (Prere.)	500	539
Georgia GO	5.000%	4/1/16	500	551
Georgia GO	5.000%	5/1/16	500	553
Georgia GO	5.000%	7/1/16	500	557
Georgia GO	5.000%	7/1/16	400	445
Georgia GO	5.750%	8/1/17	500	588

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	10/1/19	750	890
Georgia GO	5.000%	7/1/21	2,500	2,968
Georgia GO	5.000%	7/1/22	500	580
Georgia GO	5.000%	5/1/25	500	571
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	510
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	569
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	567
Gwinnett County GA School District GO	5.000%	2/1/28	500	571
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/14	100	101
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/16	590	639
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.125%	9/15/16	80	87
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.250%	9/15/18	100	112
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/19	250	276
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/21	500	545
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/22	245	263
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College
& State University Foundation)	5.625%	9/1/14 (Prere.)	500	523
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	419
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	592
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	9/1/28	500	544
				17,786
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,057
Guam International Airport Authority Revenue	5.000%	10/1/21	350	366
				1,423
Hawaii (0.5%)
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/19	250	282
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/20	300	336
Hawaii Department of Budget & Finance
Special Purpose Revenue (Hawaii Pacific
Health Obligated Group)	5.000%	7/1/21	400	443
Hawaii GO	5.000%	7/1/14 (2)	500	512
Hawaii GO	5.750%	2/1/15 (4)	500	530
Hawaii GO	5.000%	11/1/16	200	225
Hawaii GO	5.000%	4/1/17 (Prere.)	55	63
Hawaii GO	5.000%	4/1/19 (2)	445	501
Hawaii GO	5.000%	12/1/21	375	440

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	6/1/29	500	552
Hawaii GO	5.000%	12/1/29	500	547
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	631
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	564
Honolulu HI City & County GO	5.000%	12/1/30	310	334
Honolulu HI City & County GO	5.250%	8/1/31	500	548
University of Hawaii Revenue	5.000%	10/1/27	500	545
				7,053
Illinois (2.3%)
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	327
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	228
Chicago IL Board of Education GO	5.250%	12/1/21 (14)(3)	500	542
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	102
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	517
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	512
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	102
Chicago IL Board of Education GO	0.000%	12/1/30 (14)(3)	110	37
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	46
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	48
Chicago IL GO	5.000%	12/1/16 (2)	500	550
Chicago IL GO	5.500%	1/1/17 (4)	500	558
Chicago IL GO	5.000%	1/1/19 (2)	500	531
Chicago IL Metropolitan Water
Reclamation District GO	5.000%	12/1/31	500	524
Chicago IL Metropolitan Water
Reclamation District GO	5.250%	12/1/32	750	817
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	163
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	415
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	538
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	531
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,059
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	506
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (14)(3)	540	541
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	275	276
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	48
Cook County IL GO	5.000%	11/15/21	500	543
Cook County IL GO	5.000%	11/15/28	500	508
Cook County IL GO	5.250%	11/15/28	500	520
Cook County IL GO	4.750%	11/15/30 (2)	200	194
Illinois Finance Authority Revenue
(Art Institute of Chicago)	4.000%	3/1/16	500	533
Illinois Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/32	500	510
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	104
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,049
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	514
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	536
Illinois GO	5.000%	1/1/17	330	364
Illinois GO	5.000%	1/1/18	500	557
Illinois GO	5.000%	8/1/19	250	278

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	1/1/20 (4)	200	222
Illinois GO	5.000%	8/1/20	500	549
Illinois GO	5.000%	1/1/21 (4)	710	766
Illinois GO	5.000%	8/1/21	500	540
Illinois GO	5.500%	7/1/24	1,000	1,088
Illinois GO	5.000%	6/1/26	500	502
Illinois GO	5.250%	7/1/31	1,000	1,014
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	606
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	574
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	546
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	523
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,031
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	508
Illinois Unemployment Insurance Fund
Building Receipts Revenue	5.000%	6/15/19	650	688
Illinois Unemployment Insurance Fund
Building Receipts Revenue	5.000%	12/15/19	250	260
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	951
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	741
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	265
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	122
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	103
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.250%	6/1/20	665	762
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,169
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	435
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	522
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	248
				31,463
Indiana (0.8%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	250	277
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.040%	1/2/14	7,475	7,475
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	579
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/32	500	540
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	516
Indiana Health & Educational Facility
Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	290	306
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	584
Indiana University Student Fee Revenue	5.000%	6/1/19	445	523
Indiana University Student Fee Revenue	5.000%	8/1/23	100	114
				10,914

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	251

Kansas (0.3%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	565
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	108
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	500	568
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,389
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/17	900	993
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	594
Wyandotte County/Kansas City KS
Unified Government Utility System Revenue	5.000%	9/1/23	500	560
				4,777
Kentucky (0.5%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	163
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	577
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	538
Kentucky Public Transportation Infrastructure
Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/21	750	532
Kentucky Public Transportation Infrastructure
Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/22	810	532
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	4.000%	7/1/17	500	553
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/25	305	344
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/28	1,000	1,100
Warren County KY Revenue
(Western Kentucky University Student Life
Foundation Inc. Project) VRDO	0.060%	1/8/14 LOC	2,900	2,900
				7,239
Louisiana (0.4%)
Jefferson Parish LA Environmental Facilities
& Community Development Authority Revenue	5.000%	4/1/18	405	459
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	535
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	524
Louisiana GO	5.000%	5/1/16 (Prere.)	500	552
Louisiana GO	5.000%	5/1/16 (Prere.)	500	552
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,358

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Louisiana State University Revenue	5.000%	7/1/23	400	453
New Orleans LA GO	5.000%	12/1/31	500	502
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	385	379
				5,314
Maine (0.3%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.050%	1/8/14 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	567
				4,667
Maryland (1.4%)
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/28	650	716
Howard County MD GO	5.000%	2/15/22	750	876
Howard County MD GO	5.000%	8/15/24	200	230
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	580
Maryland GO	5.000%	3/1/15	550	581
Maryland GO	5.250%	3/1/15	500	529
Maryland GO	5.000%	8/1/15	500	537
Maryland GO	5.000%	8/1/15 (Prere.)	500	537
Maryland GO	5.000%	8/1/16 (Prere.)	450	502
Maryland GO	5.000%	11/1/16	105	118
Maryland GO	5.000%	3/15/17	500	569
Maryland GO	5.000%	7/15/17	610	700
Maryland GO	5.000%	8/1/17	500	575
Maryland GO	5.250%	8/15/17	500	580
Maryland GO	5.250%	3/1/18	200	234
Maryland GO	5.000%	8/1/21	870	1,013
Maryland GO	5.000%	3/15/22	500	569
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	527
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins
Health System Obligated Group)	5.000%	7/1/24	500	558
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins
Health System Obligated Group) PUT	1.263%	11/15/16	2,000	2,026
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	642
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute
College of Art)	5.000%	6/1/20	500	553
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	768
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	565
Maryland Transportation Authority GAN	5.000%	3/1/16	465	510
Maryland Transportation Authority GAN	5.250%	3/1/16	585	645
Maryland Transportation Authority GAN	5.250%	3/1/18	700	817
Maryland Transportation Authority GAN	5.250%	3/1/20	500	583
Montgomery County MD GO	5.000%	7/1/17	500	574
Montgomery County MD GO	5.000%	11/1/17	500	579
Prince Georges County MD GO	5.000%	9/15/23	500	578
				19,371

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts (2.6%)
Boston MA GO	5.000%	2/1/22	500	592
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	586
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	573
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	476
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	574
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	994
Massachusetts College Building Authority
Revenue	5.000%	5/1/16 (Prere.)	500	553
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	445	483
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	547
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	466
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	419
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	500	518
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	329
Massachusetts GO	5.000%	5/1/14	500	508
Massachusetts GO	5.000%	8/1/14	500	514
Massachusetts GO	5.000%	8/1/15	500	538
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	555
Massachusetts GO	5.500%	11/1/16	500	569
Massachusetts GO	5.500%	10/1/18	500	596
Massachusetts GO	5.000%	7/1/20	500	582
Massachusetts GO	5.000%	8/1/20	500	589
Massachusetts GO	5.250%	8/1/20	300	358
Massachusetts GO	5.500%	10/1/20	500	605
Massachusetts GO	5.500%	10/1/20 (14)	500	605
Massachusetts GO	5.250%	8/1/23	500	597
Massachusetts GO	5.250%	8/1/24 (4)	800	908
Massachusetts GO	5.000%	3/1/26	500	564
Massachusetts GO	5.000%	4/1/29	500	542
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	550
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	534
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
TOB VRDO	0.070%	1/8/14	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
VRDO	0.020%	1/2/14	500	500
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.030%	1/2/14 LOC	6,690	6,690
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	1/2/14	500	500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	1/2/14	1,700	1,700
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.020%	1/2/14	600	600
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	473
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	210
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	70
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	328
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	447
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	646
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	586
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	265
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,055
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	571
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21
Massachusetts Special Obligation
Dedicated Tax Revenue	5.500%	1/1/26 (3)	500	572
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	156
Massachusetts Water Pollution Abatement
Trust Revenue	5.000%	8/1/19	240	284
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/20	200	240
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	600
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/30	625	715
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,003
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	521
				36,777
Michigan (1.1%)
Birmingham MI City School District GO	5.000%	5/1/22	740	852
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	513
Mason MI Public School District GO	5.250%	5/1/14 (Prere.)	165	168
Mason MI Public School District GO	5.250%	5/1/17 (4)	1,685	1,710
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	558
Michigan Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/27	500	514
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,102
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	532
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	576

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Michigan GO	5.000%	9/15/14 (4)	500	516
Michigan GO	5.000%	5/1/18	500	579
Michigan GO	5.500%	11/1/25	595	663
Michigan Housing Development Authority
Single Family Mortgage Revenue VRDO	0.050%	1/8/14	3,070	3,070
Michigan Trunk Line Revenue	5.000%	11/1/21	500	558
Oakland University of Michigan Revenue VRDO	0.050%	1/8/14 LOC	2,800	2,800
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	555
				15,266
Minnesota (0.4%)
Chisago Lakes MN Independent School
District GO	5.000%	2/1/15 (4)	500	525
Minnesota GO	5.000%	11/1/14	500	520
Minnesota GO	5.000%	8/1/15	500	537
Minnesota GO	5.000%	10/1/17	500	577
Minnesota GO	5.000%	8/1/19	500	591
Minnesota GO	5.000%	11/1/20	325	382
Minnesota GO	5.000%	8/1/21	500	583
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	528
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	525
University of Minnesota Revenue	5.000%	8/1/19	500	586
University of Minnesota Revenue	5.250%	12/1/29	500	562
				5,916
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	432
Mississippi Development Bank Special Obligation
Revenue (Capital City Convention Center Project)	5.000%	3/1/30	675	722
Mississippi GO	5.500%	12/1/18	750	897
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,059
				3,110
Missouri (0.2%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	141
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	397
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/15	300	319
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	569
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	712
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	557
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/23	350	396
				3,091
Nebraska (0.3%)
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/23	750	800

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	451
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	357
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,584
Omaha NE Public Power District Electric Revenue	4.000%	2/1/16	350	376
				3,568
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe
Regional Medical Center)	5.000%	9/1/33	1,500	1,395
Clark County NV GO	5.000%	12/1/29	500	525
Clark County NV Highway Improvement
Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	537
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran
International Airport)	5.000%	7/1/15	155	165
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran
International Airport)	4.500%	7/1/20	455	504
Clark County NV School District GO	5.000%	6/15/18	1,690	1,900
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (3)	500	553
				5,579
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	546
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	128
				674
New Jersey (2.5%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	393
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	373
Jersey City NJ GO	5.000%	3/1/21	480	542
Morris County NJ Improvement Authority
School District Revenue
(Morris Hills Regional District Project)	5.000%	10/1/23	495	577
New Jersey COP	5.250%	6/15/30	465	486
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.040%	1/2/14 LOC	800	800
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	513
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	534
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,539
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	557
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	500	516
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	529
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	400	437
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	300	346

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	500	516
New Jersey Economic Development Authority
Revenue (New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	565
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	573
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	575
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	245
New Jersey GO	5.250%	7/15/15 (2)	500	538
New Jersey GO	5.000%	8/15/15	790	850
New Jersey GO	5.250%	7/1/16 (14)	500	558
New Jersey GO	5.000%	8/1/16	440	490
New Jersey GO	5.250%	7/15/18 (2)	500	586
New Jersey GO	5.000%	8/15/19	750	879
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	541
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,082
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	554
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	558
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.030%	1/2/14 LOC	1,500	1,500
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	270
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	345	359
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	222
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	216
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	536
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14 (14)	500	524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	252
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	375	412
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	309
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	175
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	750

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,928
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	283
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	176
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	703
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,057
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	537
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	552
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	586
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,047
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,044
Newark NJ GO	5.000%	10/1/19	500	569
South Jersey Transportation Authority New Jersey
Transportation System Revenue	5.000%	11/1/25	500	532
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/18	500	541
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/19	100	107
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	681
				34,965
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	585
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	563
				1,148
New York (7.8%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	531
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	576
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	581
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	532
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14 (ETM)	410	416
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	696
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	440
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	547
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	613
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	49

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	1,000	1,067
New York City NY GO	5.000%	1/1/14	500	500
New York City NY GO	5.250%	9/1/14 (ETM)	20	21
New York City NY GO	5.000%	11/1/14 (Prere.)	90	94
New York City NY GO	5.000%	8/1/15 (Prere.)	575	618
New York City NY GO	5.000%	8/1/15 (Prere.)	320	344
New York City NY GO	5.000%	2/1/16	105	115
New York City NY GO	5.000%	8/1/16	500	556
New York City NY GO	5.000%	2/1/17	500	561
New York City NY GO	5.250%	8/1/17	700	804
New York City NY GO	5.000%	9/1/17	500	537
New York City NY GO	5.000%	2/1/18	500	557
New York City NY GO	5.000%	8/1/19	500	566
New York City NY GO	5.000%	8/1/21	380	436
New York City NY GO	5.000%	8/1/21	515	590
New York City NY GO	5.000%	8/1/21	2,000	2,293
New York City NY GO	5.000%	10/1/22	500	568
New York City NY GO	5.000%	8/1/23	380	427
New York City NY GO	5.000%	8/1/23 (14)	180	192
New York City NY GO	5.000%	11/1/23	215	222
New York City NY GO	5.250%	8/15/24	500	567
New York City NY GO	5.000%	8/1/25	750	823
New York City NY GO	5.000%	8/1/25	330	352
New York City NY GO	5.000%	8/1/26	500	549
New York City NY GO	5.000%	8/1/26	1,000	1,102
New York City NY GO	5.000%	8/15/26	475	526
New York City NY GO	5.000%	5/15/28	480	527
New York City NY GO	5.000%	8/1/28	400	427
New York City NY GO	5.000%	8/1/28	500	534
New York City NY GO	5.500%	11/15/28	300	339
New York City NY GO	5.625%	4/1/29	840	947
New York City NY GO	5.000%	5/15/29	500	546
New York City NY GO	5.000%	8/1/30	1,000	1,068
New York City NY GO	5.000%	3/1/31	1,340	1,418
New York City NY GO	5.000%	8/1/31	365	383
New York City NY GO VRDO	0.040%	1/8/14 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,616
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	517
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,069
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	267
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	706
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	553
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	533
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	359

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	531
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	533
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	2,500	2,589
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/32 (2)	2,000	2,048
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/24 (14)	500	518
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26 (14)	500	517
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/32 (4)	2,000	2,048
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	565
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	561
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	563
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,163
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	263
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	245	273
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	165	188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	165	188
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18	200	230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	335	377
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	35	39
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	335	374
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	500	558
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,000	1,108
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	445
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	923
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	538
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	542
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	531
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	321
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	536

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	533
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.060%	1/2/14	920	920
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.040%	1/8/14	3,100	3,100
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.030%	1/2/14	1,400	1,400
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,039
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,069
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	239
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (3)	300	347
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	547
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	117
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	525
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	521
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	521
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	526
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	515
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,538
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	684
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	563
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	539
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	641
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	523
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	666
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,209
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	585
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	578
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	573
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	442
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	273

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	522
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/15	100	107
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	543
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	535
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	607
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	500	529
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	635
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	566
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	229
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,146
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	615	694
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	546
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	528
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	315
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	572
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	449
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	305
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	562
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	529
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	561
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	412
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	569
New York State GO	4.500%	2/1/17	500	560
New York State GO	4.500%	2/1/18	500	569
New York State GO	4.500%	2/1/19	500	573

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State GO	5.000%	2/15/30	315	340
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	577
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	576
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	562
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	549
New York State Thruway Authority Revenue	5.000%	1/1/30	500	524
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)(3)	600	620
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	539
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	561
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	533
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	548
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	385	407
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	248
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	584
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	583
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	556
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	105
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	524
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	437
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	585
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	300
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	702
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	634
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,678
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,568
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	619
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	552
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,699
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	540
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	546
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	545

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,736
Westchester County NY GO	5.000%	7/1/20	500	594
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	508
				109,215
North Carolina (1.2%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	564
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	278
Durham County NC GO	5.000%	4/1/20	685	808
Mecklenburg County NC GO	5.000%	3/1/17	500	568
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	544
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	649
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	541
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	601
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	535
North Carolina GO	5.000%	3/1/16	500	550
North Carolina GO	5.000%	3/1/17	520	591
North Carolina GO	5.000%	3/1/18	500	574
North Carolina GO	5.000%	3/1/20	275	326
North Carolina GO	4.000%	6/1/20	500	563
North Carolina GO	5.000%	5/1/22	250	297
North Carolina GO	5.000%	5/1/26	750	892
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,234
North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,126
North Carolina Medical Care Commission Hospital
Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	600	640
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	523
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	559
1 University of North Carolina University System
Revenue PUT	0.863%	12/1/17	1,000	1,001
Wake County NC GO	4.000%	2/1/18	695	778
Wake County NC GO	5.000%	3/1/18	500	581
Wake County NC Public Improvement GO	5.000%	3/1/16	100	110
				16,433
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	553
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	615
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	571
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	508
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	441
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	582
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	293
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	501

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	547
Columbus OH GO	5.000%	7/1/23	600	707
Columbus OH GO	5.000%	7/1/25	535	610
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	604
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	376
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	564
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	528
Ohio (Mental Health Facilities Improvement Fund
Projects) Revenue	5.000%	2/1/22	750	856
Ohio Building Authority Revenue
(Administration Building Fund)	5.000%	10/1/20	100	117
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	833
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	1,900
Ohio GO	5.000%	9/15/19	260	283
Ohio GO	5.000%	8/1/23	500	579
Ohio GO	5.000%	8/1/24	500	585
Ohio Higher Education GO	5.000%	8/1/17	770	883
Ohio Higher Education GO	5.000%	8/1/21	500	587
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve
University Project)	5.000%	12/1/22	550	630
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	522
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	597
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	34
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	530
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	529
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,063
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	522
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	517
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,413
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	648
Penta Career Center Ohio COP	5.250%	4/1/23	125	142
				22,770
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	594
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	320
University of Oklahoma Revenue	5.000%	7/1/31	475	513
				1,427
Oregon (0.2%)
Clackamas County OR School District No. 46 GO	0.000%	6/15/32	1,670	681
Deschutes & Jefferson Counties OR
School District No. 2J GO	0.000%	6/15/31	750	328
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	549
Oregon GO	5.000%	5/1/23	500	578
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	568
				2,704

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania (3.0%)
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	349
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/18	500	572
Allegheny County PA Hospital
Development Authority Revenue
(University of Pittsburgh Medical Center)	5.375%	8/15/29	210	226
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	547
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,015
Beaver County PA Industrial
Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	484
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	526
Chester County PA GO	5.000%	11/15/31	750	825
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	526
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/32	500	510
Emmaus PA General Authority Revenue VRDO	0.050%	1/8/14 LOC	1,700	1,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.020%	1/2/14	1,700	1,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.010%	1/3/14	315	315
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	570
Montgomery County PA Higher Education
& Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	500	501
Montgomery County PA Higher Education
& Health Authority Revenue (Arcadia University)	2.000%	4/1/14	100	100
Montgomery County PA Higher Education
& Health Authority Revenue (Arcadia University)	3.000%	4/1/15	100	102
Montgomery County PA Higher Education
& Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	206
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,254
Pennsylvania Economic Development Financing
Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/23	1,000	1,076
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	3.700%	5/1/15	750	772
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	363
Pennsylvania GO	5.000%	9/1/14 (4)	500	516
Pennsylvania GO	5.000%	5/1/15	405	431

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.250%	7/1/15	500	537
Pennsylvania GO	5.000%	3/1/16	100	110
Pennsylvania GO	5.000%	7/1/16	400	445
Pennsylvania GO	5.000%	7/1/16	120	133
Pennsylvania GO	5.000%	7/1/18	570	664
Pennsylvania GO	5.000%	7/1/20	500	588
Pennsylvania GO	5.000%	11/15/20	250	295
Pennsylvania GO	5.375%	7/1/21	500	599
Pennsylvania GO	5.000%	8/1/22	500	562
Pennsylvania GO	5.000%	11/15/22	500	577
Pennsylvania GO	5.000%	1/1/26	100	107
Pennsylvania GO	5.000%	4/15/28	500	560
Pennsylvania GO	5.000%	10/15/32	1,000	1,076
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	532
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,042
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	215
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	519
Pennsylvania Higher Educational Facilities
Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	9/1/28	500	541
Pennsylvania State University Revenue	5.000%	3/1/25	500	563
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,081
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/24	1,000	1,128
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	380
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (2)	1,000	1,064
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,080
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	1,610	1,657
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	536
Philadelphia PA Gas Works Revenue VRDO	0.040%	1/8/14 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project)
VRDO	0.030%	1/2/14	1,700	1,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Temple University Health System
Obligated Group)	5.500%	7/1/30	245	211
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	547
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	531
Philadelphia PA School District GO	5.250%	9/1/22	500	551
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	622
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,054
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	575
				42,068

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico (0.4%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	384
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	448
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	381
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	448
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	345
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	330
Puerto Rico GO	6.000%	7/1/27 (14)	500	450
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/22 (3)	500	367
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/25	500	350
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	320
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,221
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	411
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	377
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	1,000	180
				6,012
South Carolina (0.4%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/19	500	558
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	574
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	277
Greenville County SC School District GO	5.000%	12/1/27	500	533
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,060
South Carolina GO	5.000%	4/1/20	450	533
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	526
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,039
South Carolina Public Service Authority Revenue	5.000%	1/1/14 (Prere.)	400	400
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	142
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	523
				6,165
Tennessee (0.9%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,480
Memphis TN Electric System Revenue	5.000%	12/1/17	500	578
Memphis TN GO	5.000%	5/1/30	500	537
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	7/1/21	625	730
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	496
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Vanderbilt University)	5.000%	10/1/15	350	379
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue	5.000%	7/1/20	500	580
Shelby County TN GO	5.000%	3/1/19	500	586

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	118
Shelby County TN GO	5.000%	4/1/19	400	469
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	538
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	271
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	550
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	525	583
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,208
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,580
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	250	266
Tennessee GO	5.000%	8/1/14	500	514
Tennessee GO	5.000%	8/1/20	625	741
				12,204
Texas (3.7%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	929
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	583
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	306
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	55
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	528
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	92
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	480
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	216
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/25	500	560
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/30	500	533
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	500	522
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	556
Dallas TX GO	5.000%	2/15/15	500	527
Dallas TX Independent School District GO	5.000%	8/15/14	500	515
Dallas TX Independent School District GO	5.000%	2/15/23	485	557
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	525
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	230
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	381
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	515	577
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	1,000	1,066
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	889
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	501
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	965
Harris County TX Flood Control District GO	5.250%	10/1/18	435	515
Harris County TX GO	5.000%	10/1/23	500	556
Harris County TX GO	5.000%	10/1/23	300	343
Harris County TX GO	5.000%	8/15/32	400	429
1 Harris County TX Toll Road Revenue	0.840%	8/15/18	1,000	1,007
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	555
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	527
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,104
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,038
Houston TX GO	5.000%	3/1/20	500	572
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	536

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	507
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	538
Houston TX Utility System Revenue	5.250%	11/15/30	500	544
1 Houston TX Utility System Revenue PUT	0.660%	8/1/16	1,000	1,002
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,244
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	537
Lone Star College System Texas GO	5.000%	8/15/23	250	285
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	43
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	446
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	47
Lubbock TX GO	5.000%	2/15/23	500	571
New Hope TX Cultural Education Facilities
Finance Corp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,646
North East TX Independent School District GO	5.250%	2/1/22	500	593
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	572
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	564
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	280
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	553
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	549
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	566
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	238
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	991
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	585
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	584
San Antonio TX GO	5.000%	8/1/20	125	147
San Antonio TX GO	5.000%	2/1/22	1,000	1,156
San Antonio TX GO	5.000%	2/1/24	500	564
1 San Antonio TX Water Revenue PUT	0.740%	11/1/16	1,000	1,000
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	291
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	1,000	1,047
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	359
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health Resources)	5.000%	2/15/26	735	774
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	565
Texas GO	4.000%	4/1/18	400	449
Texas GO	5.000%	8/1/31	500	543
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	626
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	263
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	423
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	392
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	206

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	531
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,484
Texas Public Finance Authority Revenue
(Texas Southern University)	5.000%	11/1/21 (15)	1,000	1,071
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	512
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	445
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	535
Texas Tech University System
Financing System Revenue	5.000%	2/15/28	500	540
Texas Transportation Commission Revenue	4.750%	4/1/24	500	542
Texas Transportation Commission Revenue	5.000%	4/1/25	500	546
Texas Transportation Commission Revenue	5.000%	4/1/26	500	544
Texas Water Financial Assistance GO	5.000%	8/1/24	500	575
Texas Water Financial Assistance GO	5.000%	8/1/25	500	574
Texas Water Financial Assistance GO	5.000%	8/1/27	500	557
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	383
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	591
Williamson County TX GO	5.000%	2/15/23	230	266
				52,261
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	540
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.030%	1/2/14	4,105	4,105
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	359
Utah GO	5.000%	7/1/16	500	558
Utah GO	5.000%	7/1/16	500	558
				6,120
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	494

Virginia (0.6%)
Arlington County VA GO	5.000%	8/1/17	750	863
Arlington County VA GO	5.000%	8/1/23	600	704
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	542
Chesterfield County VA GO	5.000%	1/1/22	900	1,067
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	577
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	356
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	594
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	571
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	625	707
Norfolk VA Water Revenue	5.000%	11/1/31	500	538
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	514
Virginia College Building Authority Educational
Facilities Revenue (21st Century College

& Equipment Programs)	5.000%	2/1/17	200	226

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational
Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	355	416
Virginia Public School Authority Revenue	5.000%	8/1/19	500	588
				8,263
Washington (1.0%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	587
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	500	559
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	572
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	107
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	961
King County WA GO	5.000%	1/1/19	150	175
King County WA GO	5.000%	1/1/24	500	571
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	696
Port of Seattle WA Revenue	5.000%	8/1/29	250	266
University of Washington Revenue	5.000%	4/1/31	335	358
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	426
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	483
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	544
Washington GO	5.700%	10/1/15 (4)	220	231
Washington GO	5.000%	2/1/16	500	547
Washington GO	5.000%	7/1/16 (Prere.)	500	556
Washington GO	5.000%	7/1/17	200	229
Washington GO	5.000%	7/1/18	675	787
Washington GO	0.000%	6/1/20 (3)	500	426
Washington GO	5.000%	8/1/20	500	578
Washington GO	5.000%	7/1/21	500	571
Washington GO	5.000%	7/1/23	1,000	1,169
Washington GO	5.000%	7/1/25	500	565
Washington GO	5.000%	2/1/32	500	533
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	891
Washington State University General Revenue	5.000%	10/1/31	500	538
				13,926
Wisconsin (0.5%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	516
Wisconsin GO	5.000%	5/1/15 (Prere.)	600	638
Wisconsin GO	4.000%	9/1/15	970	1,029
Wisconsin GO	5.000%	5/1/16	500	552
Wisconsin GO	5.000%	5/1/21	750	877
Wisconsin GO	5.000%	5/1/23	500	568
Wisconsin GO	5.000%	5/1/24	500	572
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	525

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	515
Wisconsin Transportation Revenue	5.250%	7/1/14	500	513
Wisconsin Transportation Revenue	5.000%	7/1/23	500	576
				6,881
Total Tax-Exempt Municipal Bonds (Cost $705,315)				713,322
Total Investments (98.8%) (Cost $1,036,114)				1,384,191
Other Assets and Liabilities (1.2%)
Other Assets				20,575
Liabilities				(4,234)
				16,341
Net Assets (100%)
Applicable to 56,249,462 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,400,532
Net Asset Value Per Share				$24.90

At December 31, 2013, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,055,278
Overdistributed Net Investment Income				(1,369)
Accumulated Net Realized Losses				(1,454)
Unrealized Appreciation (Depreciation)				348,077
Net Assets				1,400,532

  See Note A in Notes to Financial Statements.

  Non-income-producing security.

  Adjustable-rate security.

  Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2013.

  Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, the aggregate value of these securities was $3,020,000, representing 0.2% of net assets.
  A key to abbreviations and other references follows the Statement of Net Assets. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by: (1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company). (4) AGM (Assured Guaranty Municipal Corporation). (5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation. (10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty). (12) Assured Guaranty Corporation.

(13) Berkshire Hathaway Assurance Corporation. (14) National Public Finance Guarantee Corporation. (15) Build America Mutual Assurance Company.

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	10,222
Interest	17,788
Total Income	28,010
Expenses
The Vanguard Group—Note B
Investment Advisory Services	83
Management and Administrative	1,112
Marketing and Distribution	196
Custodian Fees	13
Auditing Fees	27
Shareholders’ Reports	12
Trustees’ Fees and Expenses	1
Total Expenses	1,444
Net Investment Income	26,566
Realized Net Gain (Loss) on Investment Securities Sold	7,341
Change in Unrealized Appreciation (Depreciation) of Investment Securities	126,559
Net Increase (Decrease) in Net Assets Resulting from Operations	160,466

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,566	22,390
Realized Net Gain (Loss)	7,341	3,463
Change in Unrealized Appreciation (Depreciation)	126,559	65,367
Net Increase (Decrease) in Net Assets Resulting from Operations	160,466	91,220
Distributions
Net Investment Income	(26,718)	(22,423)
Realized Capital Gain	—	—
Total Distributions	(26,718)	(22,423)
Capital Share Transactions
Issued	319,975	212,247
Issued in Lieu of Cash Distributions	23,002	19,131
Redeemed	(91,646)	(82,059)
Net Increase (Decrease) from Capital Share Transactions	251,331	149,319
Total Increase (Decrease)	385,079	218,116
Net Assets
Beginning of Period	1,015,453	797,337
End of Period[1]	1,400,532	1,015,453

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,369,000) and ($1,223,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$22.25	$20.55	$19.96	$18.75	$16.19
Investment Operations
Net Investment Income	. 517.525		.519	. 496.491
Net Realized and Unrealized Gain (Loss)
on Investments	2.647	1.696	.585	1.210	2.566
Total from Investment Operations	3.164	2.221	1.104	1.706	3.057
Distributions
Dividends from Net Investment Income[1]	(. 514)	(. 521)	(. 514)	(.496)	(.497)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.514)	(. 521)	(. 514)	(.496)	(.497)
Net Asset Value, End of Period	$24.90	$22.25	$20.55	$19.96	$18.75

Total Return[2]	14.34%	10.87%	5.58%	9.22%	19.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,401	$1,015	$797	$733	$669
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.21%	2.43%	2.55%	2.58%	2.86%
Portfolio Turnover Rate	9%	7%	12%	23%	27%

1 For tax purposes, nontaxable dividends represent 63%, 62%, 70%, 70%, and 69% of dividends from net investment income.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $153,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	670,869	—	—
Tax-Exempt Municipal Bonds	—	713,322	—
Total	670,869	713,322	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2013, the fund used capital loss carryforwards of $7,346,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $1,449,000 to offset future net capital gains through December 31, 2017.

At December 31, 2013, the cost of investment securities for tax purposes was $1,036,203,000. Net unrealized appreciation of investment securities for tax purposes was $347,988,000, consisting of unrealized gains of $358,611,000 on securities that had risen in value since their purchase and $10,623,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2013, the fund purchased $320,583,000 of investment securities and sold $103,750,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:
	Year Ended December 31,
	2013	2012
	Shares	Shares
	(000)	(000)
Issued	13,516	9,707
Issued in Lieu of Cash Distributions	964	873
Redeemed	(3,869)	(3,737)
Net Increase (Decrease) in Shares Outstanding	10,611	6,843

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Admiral	Institutional
	Shares		Shares
Ticker Symbol	VTGLX		VTMIX
Expense Ratio[1]	0.12%		0.08%
30-Day SEC Yield	1.90%		1.94%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	502	500	3,653
Median Market Cap	$70.5B	$70.5B	$43.0B
Price/Earnings Ratio	19.2x	19.2x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.1%	17.9%	16.5%
Earnings Growth
Rate	11.0%	11.0%	11.4%
Dividend Yield	2.0%	2.0%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Stock Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	3.1%
Exxon Mobil Corp.	Integrated Oil & Gas	2.7
Google Inc.	Internet Software &
	Services	1.9
Microsoft Corp.	Systems Software	1.7
General Electric Co.	Industrial
	Conglomerates	1.7
Johnson & Johnson	Pharmaceuticals	1.6
Chevron Corp.	Integrated Oil & Gas	1.5
Procter & Gamble Co.	Household Products	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
Wells Fargo & Co.	Diversified Banks	1.3
Top Ten		18.1%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

Style

Value Blend Growth

Market Cap

Large

Medium

Small

1 The expense ratios shown are from the prospectus dated December 19, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
			Stock
		S&P 500	Market
	Fund	Index FA Index
Consumer
Discretionary	12.5%	12.5%	13.3%
Consumer Staples	9.8	9.8	8.5
Energy	10.3	10.3	9.4
Financials	16.2	16.2	17.3
Health Care	13.0	13.0	12.6
Industrials	10.9	10.9	11.8
Information
Technology	18.6	18.6	18.1
Materials	3.5	3.5	3.9
Telecommunication
Services	2.3	2.3	2.1
Utilities	2.9	2.9	3.0

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013

Initial Investment of $10,000

										4,000
2004	2005	2006	2007	2008	2009	2010	2011	2012	2013

						Average Annual Total Returns
					Periods Ended December 31, 2013
										Final Value
					One		Five	Ten		of a $10,000
					Year		Years	Years		Investment
	Tax-Managed Growth and Income
	Fund Admiral Shares				32.25%		17.87%	7.37%		$20,360
••••••••	S&P 500 Index				32.39		17.94	7.41		20,430
– – – –	Large-Cap Core Funds Average				31.42		16.62	6.12		18,114
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index				33.47		18.86	8.09		21,777
Large-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Growth and Income Fund
Institutional Shares	32.30%	17.92%	7.40%	$10,213,565

S&P 500 Index	32.39	17.94	7.41	10,214,756
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Tax-Managed Growth and Income Fund Admiral Shares

S&P 500 Index

Tax-Managed Growth and Income Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
Common Stocks (100.0%)			Coach Inc.	56,463	3,169
Consumer Discretionary (12.5%)			Wynn Resorts Ltd.	16,293	3,164
* Amazon.com Inc.	74,927	29,880	Harley-Davidson Inc.	44,527	3,083
Comcast Corp. Class A	492,733	25,605	Starwood Hotels & Resorts
Walt Disney Co.	330,308	25,236	Worldwide Inc.	38,711	3,076
Home Depot Inc.	284,606	23,434	L Brands Inc.	49,468	3,060
McDonald’s Corp.	201,162	19,519	* Michael Kors Holdings Ltd.	36,140	2,934
Twenty-First Century Fox			* O’Reilly Automotive Inc.	21,568	2,776
Inc. Class A	396,624	13,953	Genuine Parts Co.	31,276	2,602
Time Warner Inc.	182,866	12,749	BorgWarner Inc.	46,202	2,583
Ford Motor Co.	796,075	12,283	Whirlpool Corp.	15,773	2,474
* priceline.com Inc.	10,401	12,090	* Dollar Tree Inc.	42,116	2,376
Starbucks Corp.	152,141	11,926	Kohl’s Corp.	40,613	2,305
NIKE Inc. Class B	150,804	11,859	PVH Corp.	16,611	2,259
Lowe’s Cos. Inc.	211,382	10,474	Marriott International Inc.
* General Motors Co.	230,328	9,414	Class A	45,224	2,232
TJX Cos. Inc.	143,838	9,167	Best Buy Co. Inc.	55,378	2,208
Target Corp.	127,473	8,065	Ralph Lauren Corp. Class A	12,135	2,143
Time Warner Cable Inc.	56,985	7,721	* CarMax Inc.	45,191	2,125
CBS Corp. Class B	112,743	7,186	Staples Inc.	132,530	2,106
Viacom Inc. Class B	81,799	7,144	Gap Inc.	53,510	2,091
Johnson Controls Inc.	138,122	7,086	Tiffany & Co.	22,303	2,069
* DIRECTV	98,791	6,825	Wyndham Worldwide Corp.	26,296	1,938
Yum! Brands Inc.	89,762	6,787	Scripps Networks
VF Corp.	71,368	4,449	Interactive Inc. Class A	22,281	1,925
* Netflix Inc.	11,959	4,403	Newell Rubbermaid Inc.	58,489	1,896
* Discovery Communications			* TripAdvisor Inc.	22,413	1,856
Inc. Class A	45,600	4,123	* Mohawk Industries Inc.	12,334	1,837
Macy’s Inc.	74,486	3,978	* News Corp. Class A	100,231	1,806
Omnicom Group Inc.	51,975	3,865	Nordstrom Inc.	28,636	1,770
* Dollar General Corp.	59,563	3,593	Comcast Corp.	33,914	1,692
Carnival Corp.	88,540	3,557	H&R Block Inc.	55,157	1,602
* Bed Bath & Beyond Inc.	43,364	3,482	PetSmart Inc.	20,749	1,510
Delphi Automotive plc	56,548	3,400	Interpublic Group
* Chipotle Mexican Grill Inc.			of Cos. Inc.	83,809	1,483
Class A	6,258	3,334	Expedia Inc.	20,813	1,450
Ross Stores Inc.	43,923	3,291	Darden Restaurants Inc.	26,211	1,425
* AutoZone Inc.	6,872	3,284	PulteGroup Inc.	69,907	1,424
Mattel Inc.	68,383	3,254	Gannett Co. Inc.	45,525	1,347
			Lennar Corp. Class A	33,969	1,344

Tax-Managed Growth and Income Fund

		Market			Market
		Value			Value
	Shares	($000)		Shares	($000)
Hasbro Inc.	23,105	1,271	Dr Pepper Snapple Group
Family Dollar Stores Inc.	19,556	1,271	Inc.	40,418	1,969
* DR Horton Inc.	56,755	1,267	* Monster Beverage Corp.	27,463	1,861
Goodyear Tire & Rubber Co.	50,143	1,196	McCormick & Co. Inc.	26,843	1,850
GameStop Corp. Class A	23,921	1,178	Tyson Foods Inc. Class A	54,831	1,835
* Fossil Group Inc.	9,812	1,177	Molson Coors Brewing Co.
Garmin Ltd.	25,000	1,156	Class B	31,710	1,781
Harman International			Safeway Inc.	50,010	1,629
Industries Inc.	13,581	1,112	Campbell Soup Co.	36,530	1,581
International Game			Avon Products Inc.	87,243	1,502
Technology	49,978	908	Hormel Foods Corp.	27,400	1,238
Leggett & Platt Inc.	28,981	897			325,217
* Urban Outfitters Inc.	21,740	807	Energy (10.3%)
Cablevision Systems Corp.			Exxon Mobil Corp.	882,667	89,326
Class A	44,068	790	Chevron Corp.	388,597	48,540
* AutoNation Inc.	13,049	648	Schlumberger Ltd.	266,193	23,987
* Graham Holdings Co. Class B 900		597	ConocoPhillips	247,750	17,504
		417,831	Occidental Petroleum Corp. 162,968		15,498
Consumer Staples (9.8%)			Phillips 66	121,193	9,348
Procter & Gamble Co.	549,294	44,718	EOG Resources Inc.	55,229	9,270
Coca-Cola Co.	767,409	31,702	Halliburton Co.	171,495	8,703
Philip Morris International			Anadarko Petroleum Corp.	101,466	8,048
Inc.	323,817	28,214	Apache Corp.	80,684	6,934
Wal-Mart Stores Inc.	327,013	25,733	National Oilwell Varco Inc.	86,453	6,876
PepsiCo Inc.	309,934	25,706	Marathon Petroleum Corp.	60,824	5,579
CVS Caremark Corp.	240,574	17,218	Valero Energy Corp.	108,815	5,484
Altria Group Inc.	404,252	15,519	Williams Cos. Inc.	137,810	5,315
Mondelez International Inc.			Pioneer Natural
Class A	354,544	12,515	Resources Co.	28,730	5,288
Colgate-Palmolive Co.	177,638	11,584	Marathon Oil Corp.	140,744	4,968
Costco Wholesale Corp.	88,153	10,491	Baker Hughes Inc.	89,640	4,953
Walgreen Co.	175,702	10,092	Noble Energy Inc.	72,366	4,929
Kimberly-Clark Corp.	77,086	8,052	Kinder Morgan Inc.	135,724	4,886
Kraft Foods Group Inc.	120,193	6,481	Spectra Energy Corp.	135,371	4,822
General Mills Inc.	128,169	6,397	Devon Energy Corp.	77,308	4,783
Archer-Daniels-Midland Co.	132,739	5,761	Hess Corp.	57,411	4,765
Whole Foods Market Inc.	75,028	4,339	Transocean Ltd.	68,573	3,389
Sysco Corp.	117,485	4,241	Cabot Oil & Gas Corp.	84,676	3,282
Kroger Co.	105,473	4,169	* Cameron International Corp.	48,075	2,862
Estee Lauder Cos. Inc.			Range Resources Corp.	33,186	2,798
Class A	51,892	3,909	* Southwestern Energy Co.	71,053	2,794
Lorillard Inc.	74,425	3,772	Chesapeake Energy Corp.	102,527	2,783
Mead Johnson Nutrition Co.	40,690	3,408	EQT Corp.	30,282	2,719
Kellogg Co.	51,793	3,163	Ensco plc Class A	47,275	2,703
Reynolds American Inc.	63,137	3,156	* FMC Technologies Inc.	47,956	2,504
Hershey Co.	30,218	2,938	Murphy Oil Corp.	35,566	2,307
ConAgra Foods Inc.	84,802	2,858	Noble Corp. plc	51,051	1,913
Brown-Forman Corp.			Helmerich & Payne Inc.	21,487	1,807
Class B	32,525	2,458	CONSOL Energy Inc.	46,589	1,772
Clorox Co.	25,928	2,405	Tesoro Corp.	26,684	1,561
* Constellation Brands Inc.			* Denbury Resources Inc.	73,792	1,212
Class A	33,722	2,373	QEP Resources Inc.	36,468	1,118
Beam Inc.	33,020	2,247	Peabody Energy Corp.	55,275	1,079
JM Smucker Co.	21,228	2,200	Nabors Industries Ltd.	52,606	894
Coca-Cola Enterprises Inc.	48,760	2,152	* Rowan Cos. plc Class A	24,886	880

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	WPX Energy Inc.	40,918	834
	Diamond Offshore
	Drilling Inc.	14,311	815
*	Newfield Exploration Co.	27,011	665
			342,497
Financials (16.2%)
	JPMorgan Chase & Co.	759,586	44,421
	Wells Fargo & Co.	968,633	43,976

*	Berkshire Hathaway Inc.

	Class B	329,209	39,031
	Bank of America Corp.	2,155,252	33,557
	Citigroup Inc.	612,946	31,941
	American Express Co.	186,253	16,899
	American International
	Group Inc.	297,564	15,191
	Goldman Sachs Group Inc.	85,182	15,099
	US Bancorp	369,174	14,915
	MetLife Inc.	226,237	12,199
	Simon Property Group Inc.	62,701	9,540
	Capital One Financial Corp.	116,523	8,927
	Morgan Stanley	280,071	8,783
	Prudential Financial Inc.	93,533	8,626
	PNC Financial Services
	Group Inc.	107,376	8,330
	BlackRock Inc.	25,693	8,131
	Bank of New York Mellon
	Corp.	231,674	8,095
	ACE Ltd.	68,819	7,125
	Travelers Cos. Inc.	73,567	6,661
	State Street Corp.	88,705	6,510
	American Tower Corporation 79,557		6,350
	Aflac Inc.	93,917	6,274
	Charles Schwab Corp.	234,613	6,100
	Discover Financial Services	96,833	5,418
	Marsh & McLennan
	Cos. Inc.	111,215	5,378
	BB&T Corp.	142,057	5,301
	IntercontinentalExchange
	Group Inc.	23,259	5,231
	Aon plc	60,839	5,104
	Allstate Corp.	91,876	5,011
	CME Group Inc.	63,810	5,006
	Chubb Corp.	50,854	4,914
	Franklin Resources Inc.	81,578	4,709
	Ameriprise Financial Inc.	39,242	4,515
	T. Rowe Price Group Inc.	52,748	4,419
	Public Storage	29,189	4,393
	McGraw Hill Financial Inc.	54,747	4,281
*	Berkshire Hathaway Inc.
	Class A	23	4,092
	SunTrust Banks Inc.	107,914	3,972
	Fifth Third Bancorp	178,019	3,744
	Prologis Inc.	101,170	3,738
	Weyerhaeuser Co.	117,528	3,710
	Equity Residential	67,432	3,498

			Market
			Value
		Shares	($000)
	Ventas Inc.	59,558	3,411
	HCP Inc.	91,718	3,331
	Hartford Financial Services
	Group Inc.	90,344	3,273
	Invesco Ltd.	89,471	3,257
	Health Care REIT Inc.	58,303	3,123
	Boston Properties Inc.	31,002	3,112
	Vornado Realty Trust	34,957	3,104
	M&T Bank Corp.	26,409	3,074
	Progressive Corp.	112,093	3,057
	Moody’s Corp.	38,218	2,999
	Loews Corp.	61,894	2,986
	Host Hotels & Resorts Inc.	152,242	2,959
	AvalonBay Communities Inc.	24,662	2,916
	Northern Trust Corp.	45,248	2,800
	Regions Financial Corp.	277,713	2,746
	Lincoln National Corp.	52,725	2,722
	Principal Financial Group Inc.	55,114	2,718
	KeyCorp	180,760	2,426
	SLM Corp.	88,237	2,319
	General Growth
	Properties Inc.	108,605	2,180
	Unum Group	52,625	1,846
	XL Group plc Class A	56,726	1,806
	Leucadia National Corp.	63,639	1,803
	Comerica Inc.	37,193	1,768
	Macerich Co.	28,591	1,684
	Plum Creek Timber Co. Inc.	35,515	1,652
	Kimco Realty Corp.	82,123	1,622
	Huntington Bancshares Inc.	166,823	1,610
	Cincinnati Financial Corp.	29,895	1,566
*	Genworth Financial Inc.
	Class A	100,034	1,553
*	CBRE Group Inc. Class A	56,221	1,479
	Torchmark Corp.	18,399	1,438
*	E*TRADE Financial Corp.	57,259	1,124
	Zions Bancorporation	36,740	1,101
	Assurant Inc.	14,609	970
	People’s United Financial Inc. 64,032		968
	NASDAQ OMX Group Inc.	23,395	931
	Legg Mason Inc.	21,336	928
	Hudson City Bancorp Inc.	95,019	896
	Apartment Investment
	& Management Co.
	Class A	29,092	754
			539,127
Health Care (13.0%)
	Johnson & Johnson	570,141	52,219
	Pfizer Inc.	1,309,593	40,113
	Merck & Co. Inc.	590,459	29,552
*	Gilead Sciences Inc.	309,920	23,290
	Bristol-Myers Squibb Co.	332,817	17,689
	Amgen Inc.	152,396	17,398
	AbbVie Inc.	321,535	16,980
	UnitedHealth Group Inc.	203,472	15,321

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Celgene Corp.	83,281	14,071
*	Biogen Idec Inc.	47,738	13,355
	Abbott Laboratories	312,535	11,979
	Medtronic Inc.	201,426	11,560
*	Express Scripts Holding Co.	162,872	11,440
	Eli Lilly & Co.	200,048	10,202
	Thermo Fisher Scientific Inc.	73,154	8,146
	Baxter International Inc.	109,858	7,641
	McKesson Corp.	46,435	7,495
	Allergan Inc.	59,967	6,661
	Covidien plc	92,778	6,318
*	Actavis plc	35,177	5,910
	WellPoint Inc.	59,652	5,511
*	Alexion Pharmaceuticals Inc.	39,744	5,288
	Aetna Inc.	74,243	5,092
	Cigna Corp.	55,866	4,887
	Cardinal Health Inc.	69,055	4,614
	Stryker Corp.	59,750	4,490
*	Regeneron
	Pharmaceuticals Inc.	15,832	4,358
	Becton Dickinson and Co.	39,316	4,344
*	Perrigo Co. plc	26,902	4,128
	Agilent Technologies Inc.	67,084	3,837
	St. Jude Medical Inc.	59,008	3,656
*	Vertex Pharmaceuticals Inc.	47,253	3,511
*	Mylan Inc.	77,474	3,362
*	Cerner Corp.	59,876	3,338
	Zoetis Inc.	100,700	3,292
	AmerisourceBergen Corp.
	Class A	46,424	3,264
	Humana Inc.	31,562	3,258
*	Boston Scientific Corp.	269,216	3,236
	Zimmer Holdings Inc.	34,596	3,224
*	Intuitive Surgical Inc.	7,695	2,956
*	Forest Laboratories Inc.	48,023	2,883
*	Life Technologies Corp.	34,782	2,636
*	DaVita HealthCare
	Partners Inc.	35,826	2,270
	CR Bard Inc.	15,729	2,107
*	Waters Corp.	17,377	1,738
*	CareFusion Corp.	42,489	1,692
*	Varian Medical Systems Inc.	21,249	1,651
*	Laboratory Corp. of America
	Holdings	17,668	1,614
	Quest Diagnostics Inc.	29,342	1,571
*	Edwards Lifesciences Corp.	22,043	1,450
	DENTSPLY International Inc.	29,053	1,409
*	Hospira Inc.	33,654	1,389
	PerkinElmer Inc.	22,637	933
*	Tenet Healthcare Corp.	20,204	851
	Patterson Cos. Inc.	16,540	681
			431,861

		Market
		Value
	Shares	($000)
Industrials (10.9%)
General Electric Co.	2,044,275	57,301
United Technologies Corp.	170,596	19,414
Boeing Co.	139,801	19,081
3M Co.	129,298	18,134
Union Pacific Corp.	93,077	15,637
United Parcel Service Inc.
Class B	144,499	15,184
Honeywell International Inc.	158,657	14,496
Caterpillar Inc.	128,776	11,694
Emerson Electric Co.	142,300	9,987
Danaher Corp.	121,266	9,362
FedEx Corp.	60,034	8,631
Lockheed Martin Corp.	54,299	8,072
Precision Castparts Corp.	29,364	7,908
Eaton Corp. plc	95,706	7,285
Deere & Co.	77,193	7,050
Illinois Tool Works Inc.	82,457	6,933
General Dynamics Corp.	67,722	6,471
CSX Corp.	204,517	5,884
Raytheon Co.	64,582	5,858
Norfolk Southern Corp.	62,384	5,791
Northrop Grumman Corp.	44,789	5,133
Cummins Inc.	35,244	4,968
Delta Air Lines Inc.	172,571	4,741
PACCAR Inc.	71,535	4,233
Waste Management Inc.	88,134	3,955
Tyco International Ltd.	94,368	3,873
Parker Hannifin Corp.	30,090	3,871
Ingersoll-Rand plc	54,100	3,333
Dover Corp.	34,384	3,319
Rockwell Automation Inc.	27,903	3,297
WW Grainger Inc.	12,433	3,176
Pentair Ltd.	40,389	3,137
Roper Industries Inc.	20,059	2,782
Kansas City Southern	22,349	2,767
Southwest Airlines Co.	140,824	2,653
Fluor Corp.	32,868	2,639
AMETEK Inc.	49,586	2,612
Fastenal Co.	54,882	2,607
Stanley Black & Decker Inc.	31,289	2,525
Nielsen Holdings NV	51,245	2,352
Flowserve Corp.	28,104	2,215
Textron Inc.	57,063	2,098
* Stericycle Inc.	17,464	2,029
Rockwell Collins Inc.	27,214	2,012
Pall Corp.	22,573	1,927
L-3 Communications
Holdings Inc.	17,877	1,910
Expeditors International
of Washington Inc.	41,660	1,843
Republic Services Inc.
Class A	54,111	1,796
CH Robinson Worldwide Inc.	30,580	1,784
Equifax Inc.	24,367	1,684

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Jacobs Engineering
	Group Inc.	26,482	1,668
	Masco Corp.	72,619	1,654
	ADT Corp.	40,486	1,638
*	Quanta Services Inc.	43,569	1,375
	Xylem Inc.	37,056	1,282
	Snap-on Inc.	11,667	1,278
	Joy Global Inc.	21,189	1,239
	Cintas Corp.	20,202	1,204
	Robert Half International Inc. 27,801		1,167
	Iron Mountain Inc.	34,342	1,042
	Dun & Bradstreet Corp.	7,796	957
	Pitney Bowes Inc.	40,481	943
*	Allegion plc	18,266	807
	Ryder System Inc.	10,604	782
			364,480
Information Technology (18.6%)
	Apple Inc.	181,793	102,006
*	Google Inc. Class A	56,704	63,549
	Microsoft Corp.	1,534,941	57,453
	International Business
	Machines Corp.	206,327	38,701
	Oracle Corp.	709,112	27,131
	Intel Corp.	1,004,480	26,076
	QUALCOMM Inc.	341,464	25,354
	Cisco Systems Inc.	1,080,525	24,258
	Visa Inc. Class A	102,925	22,919
*	Facebook Inc. Class A	332,400	18,169
	MasterCard Inc. Class A	20,926	17,483
*	eBay Inc.	235,481	12,926
	Hewlett-Packard Co.	387,798	10,851
	Accenture plc Class A	128,489	10,564
	EMC Corp.	416,030	10,463
	Texas Instruments Inc.	221,240	9,715
	Automatic Data
	Processing Inc.	97,324	7,865
*	Yahoo! Inc.	190,661	7,710
*	Salesforce.com Inc.	112,168	6,191
*	Cognizant Technology
	Solutions Corp. Class A	61,238	6,184
*	Adobe Systems Inc.	93,930	5,624
	Corning Inc.	292,519	5,213
*	Micron Technology Inc.	212,761	4,630
	TE Connectivity Ltd.	82,755	4,561
	Intuit Inc.	57,572	4,394
	Applied Materials Inc.	242,695	4,293
	Seagate Technology plc	65,717	3,691
	Western Digital Corp.	42,661	3,579
	Symantec Corp.	139,952	3,300
	Broadcom Corp. Class A	109,050	3,233
	SanDisk Corp.	45,785	3,230
	Analog Devices Inc.	62,684	3,192
	Fidelity National Information
	Services Inc.	58,641	3,148
	Motorola Solutions Inc.	46,468	3,137

			Market
			Value
		Shares	($000)
*	Fiserv Inc.	51,934	3,067
	Paychex Inc.	65,925	3,002
	Amphenol Corp. Class A	31,841	2,840
	Xerox Corp.	232,420	2,828
	NetApp Inc.	68,718	2,827
*	Alliance Data Systems Corp.	9,849	2,590
	Xilinx Inc.	54,236	2,490
*	Citrix Systems Inc.	37,803	2,391
*	Autodesk Inc.	45,733	2,302
*	Juniper Networks Inc.	101,298	2,286
	CA Inc.	65,600	2,207
	KLA-Tencor Corp.	33,759	2,176
*	Red Hat Inc.	38,427	2,153
	Linear Technology Corp.	46,947	2,138
	Altera Corp.	64,721	2,105
	Western Union Co.	111,622	1,925
	NVIDIA Corp.	117,681	1,885
	Microchip Technology Inc.	40,199	1,799
*	Lam Research Corp.	32,904	1,792
*	Akamai Technologies Inc.	36,053	1,701
	Computer Sciences Corp.	29,584	1,653
*	VeriSign Inc.	26,031	1,556
	Harris Corp.	21,420	1,495
*	Teradata Corp.	32,859	1,495
*	Electronic Arts Inc.	62,688	1,438
*	F5 Networks Inc.	15,794	1,435
	LSI Corp.	109,232	1,204
	Total System Services Inc.	33,998	1,131
	FLIR Systems Inc.	28,796	867
*	First Solar Inc.	14,133	772
	Jabil Circuit Inc.	36,840	642
			620,985
Materials (3.5%)
	Monsanto Co.	106,310	12,390
	EI du Pont de Nemours
	& Co.	187,247	12,165
	Dow Chemical Co.	245,145	10,884
	Freeport-McMoRan Copper
	& Gold Inc.	209,331	7,900
	Praxair Inc.	59,634	7,754
	LyondellBasell Industries NV
	Class A	88,292	7,088
	Ecolab Inc.	54,657	5,699
	PPG Industries Inc.	28,637	5,431
	Air Products & Chemicals Inc.	42,610	4,763
	International Paper Co.	89,418	4,384
	Nucor Corp.	64,527	3,444
	Mosaic Co.	69,115	3,267
	Sherwin-Williams Co.	17,354	3,185
	CF Industries Holdings Inc.	11,609	2,705
	Eastman Chemical Co.	30,943	2,497
	Newmont Mining Corp.	100,979	2,326
	Sigma-Aldrich Corp.	24,359	2,290
	Alcoa Inc.	215,403	2,290
	FMC Corp.	26,928	2,032

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Vulcan Materials Co.	26,530	1,576
	Airgas Inc.	13,497	1,510
	Ball Corp.	29,051	1,501
	International Flavors
	& Fragrances Inc.	16,654	1,432
	Sealed Air Corp.	39,892	1,358
	MeadWestvaco Corp.	35,555	1,313
*	Owens-Illinois Inc.	32,885	1,177
	Avery Dennison Corp.	19,187	963
	United States Steel Corp.	29,680	876
	Bemis Co. Inc.	20,450	838
	Cliffs Natural Resources Inc.	31,469	825
	Allegheny Technologies Inc.	22,220	792
			116,655
Telecommunication Services (2.3%)
	AT&T Inc.	1,064,484	37,427
	Verizon
	Communications Inc.	578,320	28,419
*	Crown Castle International
	Corp.	67,554	4,960
	CenturyLink Inc.	119,426	3,804
	Windstream Holdings Inc.	120,758	964
	Frontier Communications
	Corp.	199,222	926
			76,500
Utilities (2.9%)
	Duke Energy Corp.	142,399	9,827
	Dominion Resources Inc.	117,446	7,598
	NextEra Energy Inc.	87,155	7,462
	Southern Co.	178,277	7,329
	Exelon Corp.	172,530	4,726
	American Electric
	Power Co. Inc.	98,752	4,616
	Sempra Energy	45,752	4,107
	PPL Corp.	127,113	3,825
	PG&E Corp.	90,477	3,644
	Public Service Enterprise
	Group Inc.	102,389	3,281

		Market
		Value
	Shares	($000)
Consolidated Edison Inc.	59,032	3,263
Edison International	65,670	3,040
Xcel Energy Inc.	100,079	2,796
FirstEnergy Corp.	84,004	2,770
Northeast Utilities	63,957	2,711
ONEOK Inc.	41,424	2,576
DTE Energy Co.	35,679	2,369
Entergy Corp.	35,835	2,267
NiSource Inc.	63,658	2,093
CenterPoint Energy Inc.	85,988	1,993
AES Corp.	133,105	1,931
Wisconsin Energy Corp.	45,842	1,895
NRG Energy Inc.	65,274	1,875
Ameren Corp.	49,221	1,780
CMS Energy Corp.	53,775	1,440
SCANA Corp.	28,388	1,332
Pinnacle West Capital Corp.	22,440	1,187
AGL Resources Inc.	24,089	1,138
Pepco Holdings Inc.	49,655	950
Integrys Energy Group Inc.	16,073	875
TECO Energy Inc.	40,750	702
		97,398
Total Common Stocks
(Cost $2,031,572)		3,332,551
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market
Liquidity Fund, 0.125%
(Cost $5,954)	5,953,645	5,954
Total Investments (100.2%)
(Cost $2,037,526)		3,338,505
Other Assets and Liabilities (-0.2%)
Other Assets		5,476
Liabilities		(11,579)
		(6,103)
Net Assets (100%)		3,332,402

Tax-Managed Growth and Income Fund

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	2,046,193
Overdistributed Net Investment Income	(2,871)
Accumulated Net Realized Losses	(11,899)
Unrealized Appreciation (Depreciation)	1,300,979
Net Assets	3,332,402

Admiral Shares—Net Assets
Applicable to 35,068,387 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,905,665
Net Asset Value Per Share—
Admiral Shares	$82.86

Institutional Shares—Net Assets
Applicable to 10,583,781 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	426,737
Net Asset Value Per Share—
Institutional Shares	$40.32

See Note A in Notes to Financial Statements.
Non-income-producing security.
1 Afflitiated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day  yield.
REIT - Real Estate Investment Trust.

See accompanying Notes which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	62,563
Interest[1]	2
Total Income	62,565
Expenses
The Vanguard Group—Note B
Investment Advisory Services	272
Management and Administrative—Admiral Shares	2,344
Management and Administrative—Institutional Shares	204
Marketing and Distribution—Admiral Shares	420
Marketing and Distribution—Institutional Shares	50
Custodian Fees	40
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	20
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	3,381
Net Investment Income	59,184
Realized Net Gain (Loss) on Investment Securities Sold	11,494
Change in Unrealized Appreciation (Depreciation) of Investment Securities	744,137
Net Increase (Decrease) in Net Assets Resulting from Operations	814,815
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	59,184	54,359
Realized Net Gain (Loss)	11,494	64,936
Change in Unrealized Appreciation (Depreciation)	744,137	237,932
Net Increase (Decrease) in Net Assets Resulting from Operations	814,815	357,227
Distributions
Net Investment Income
Admiral Shares	(51,362)	(47,505)
Institutional Shares	(7,596)	(6,710)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(58,958)	(54,215)
Capital Share Transactions
Admiral Shares	37,650	(60,751)
Institutional Shares	22,978	5,184
Net Increase (Decrease) from Capital Share Transactions	60,628	(55,567)
Total Increase (Decrease)	816,485	247,445
Net Assets
Beginning of Period	2,515,917	2,268,472
End of Period[1]	3,332,402	2,515,917

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,871,000) and ($3,097,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$63.89	$56.33	$56.31	$49.94	$40.39
Investment Operations
Net Investment Income	1.482	1.365	1.104	1.017	1.036
Net Realized and Unrealized Gain (Loss)
on Investments	18.963	7.559	.018	6.374	9.532
Total from Investment Operations	20.445	8.924	1.122	7.391	10.568
Distributions
Dividends from Net Investment Income	(1.475)	(1.364)	(1.102)	(1.021)	(1.018)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.475)	(1.364)	(1.102)	(1.021)	(1.018)
Net Asset Value, End of Period	$82.86	$63.89	$56.33	$56.31	$49.94

Total Return[1]	32.25%	15.91%	2.00%	14.99%	26.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,906	$2,208	$2,001	$1,614	$1,466
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.01%	2.19%	1.93%	1.98%	2.40%
Portfolio Turnover Rate	4%	5%	6%	6%	38%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.09	$27.41	$27.40	$24.30	$19.65
Investment Operations
Net Investment Income	.736	.677	.549	.506	.515
Net Realized and Unrealized Gain (Loss)
on Investments	9.226	3.679	.009	3.101	4.642
Total from Investment Operations	9.962	4.356	.558	3.607	5.157
Distributions
Dividends from Net Investment Income	(.732)	(.676)	(.548)	(.507)	(.507)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.732)	(.676)	(.548)	(.507)	(.507)
Net Asset Value, End of Period	$40.32	$31.09	$27.41	$27.40	$24.30

Total Return[1]	32.30%	15.96%	2.05%	15.04%	26.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$427	$308	$267	$225	$200
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.05%	2.23%	1.97%	2.02%	2.46%
Portfolio Turnover Rate	4%	5%	6%	6%	38%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $366,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2013, the fund had $482,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $11,512,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $11,873,000 to offset future net capital gains through December 31, 2016.

At December 31, 2013, the cost of investment securities for tax purposes was $2,037,552,000.

Net unrealized appreciation of investment securities for tax purposes was $1,300,953,000, consisting of unrealized gains of $1,406,338,000 on securities that had risen in value since their purchase and $105,385,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2013, the fund purchased $177,601,000 of investment securities and sold $116,075,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	124,477	1,715	83,163	1,337
Issued in Lieu of Cash Distributions	40,787	541	37,977	605
Redeemed	(127,614)	(1,742)	(181,891)	(2,915)
Net Increase (Decrease) —Admiral Shares	37,650	514	(60,751)	(973)
Institutional Shares
Issued	29,862	840	20,495	670
Issued in Lieu of Cash Distributions	5,838	159	5,111	167
Redeemed	(12,722)	(335)	(20,422)	(664)
Net Increase (Decrease) —Institutional Shares	22,978	664	5,184	173

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition in these financial statements.

On October 16, 2013, Vanguard announced plans to merge Vanguard Tax-Managed Growth and Income Fund into Vanguard 500 Index Fund in the second quarter of 2014. Both funds seek to track the Standard & Poor’s 500 Index.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Admiral	Institutional
	Shares		Shares
Ticker Symbol	VTCLX		VTCIX
Expense Ratio[1]	0.12%		0.08%
30-Day SEC Yield	1.59%		1.63%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	653	1,015	3,653
Median Market Cap	$50.4B	$56.1B	$43.0B
Price/Earnings Ratio	20.1x	19.9x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	17.4%	17.3%	16.5%
Earnings Growth
Rate	11.5%	11.4%	11.4%
Dividend Yield	1.7%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	4%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		Russell	Stock
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	15.6%	15.0%	15.0%
Consumer Staples	7.8	7.9	7.5
Energy	9.5	9.6	9.5
Financial Services	18.7	18.6	18.8
Health Care	12.3	12.4	12.4
Materials &
Processing	4.3	4.3	4.6
Producer Durables	11.5	11.6	11.8
Technology	15.8	15.6	15.5
Utilities	4.5	5.0	4.9

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Stock Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.02	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Apple Inc.	Computer Hardware	2.7%
Exxon Mobil Corp.	Integrated Oil & Gas	2.4
Google Inc.	Internet Software &
	Services	1.6
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Johnson & Johnson	Pharmaceuticals	1.3
Chevron Corp.	Integrated Oil & Gas	1.3
JPMorgan Chase & Co.	Diversified Financial
	Services	1.2
Procter & Gamble Co.	Household Products	1.2
Berkshire Hathaway Inc. Property & Casualty
	Insurance	1.2
Top Ten		15.8%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 19, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Capital Appreciation
	Fund Admiral Shares	33.67%	18.75%	7.97%	$21,521
••••••••	Russell 1000 Index	33.11	18.59	7.78	21,161
– – – –	Multi-Cap Core Funds Average	32.12	17.45	6.88	19,459
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Capital Appreciation Fund
Institutional Shares	33.73%	18.81%	8.00%	$10,799,457

Russell 1000 Index	33.11	18.59	7.78	10,580,472
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Tax-Managed Capital Appreciation Fund Admiral Shares

Russell 1000 Index

Tax-Managed Capital Appreciation Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	114,220	45,550
	Walt Disney Co.	542,636	41,457
	Comcast Corp. Class A	755,371	39,253
	Wal-Mart Stores Inc.	488,128	38,411
	Home Depot Inc.	445,800	36,707
	McDonald’s Corp.	306,260	29,716
*	eBay Inc.	423,598	23,251
	Twenty-First Century Fox
	Inc. Class A	637,530	22,428
	Time Warner Inc.	315,349	21,986
	Starbucks Corp.	254,952	19,986
	NIKE Inc. Class B	243,200	19,125
	Ford Motor Co.	1,209,933	18,669
	Lowe’s Cos. Inc.	367,400	18,205
	Costco Wholesale Corp.	144,000	17,137
*	priceline.com Inc.	13,015	15,129
	Viacom Inc. Class B	171,033	14,938
	Target Corp.	220,900	13,976
*	DIRECTV	186,409	12,879
	Time Warner Cable Inc.	94,542	12,810
*	General Motors Co.	312,285	12,763
	Johnson Controls Inc.	237,600	12,189
	Yum! Brands Inc.	159,210	12,038
	Las Vegas Sands Corp.	118,640	9,357
	McGraw Hill Financial Inc.	117,000	9,149
*	Bed Bath & Beyond Inc.	102,415	8,224
	CBS Corp. Class B	127,174	8,106
*	Liberty Interactive Corp.
	Class A	269,426	7,908
	Estee Lauder Cos. Inc.
	Class A	104,900	7,901
*	AutoZone Inc.	16,290	7,786
	Ross Stores Inc.	103,292	7,740
*	Discovery
	Communications Inc.	90,137	7,559
*	O’Reilly Automotive Inc.	57,848	7,446
*	Liberty Global plc	87,212	7,354

			Market
			Value
		Shares	($000)
	Starwood Hotels &
	Resorts Worldwide Inc.	89,818	7,136
	BorgWarner Inc.	123,400	6,899
*	Dollar Tree Inc.	120,738	6,812
	TJX Cos. Inc.	103,996	6,628
	Marriott International Inc.
	Class A	128,575	6,346
	Coach Inc.	111,500	6,259
	PVH Corp.	45,231	6,152
*	TripAdvisor Inc.	73,256	6,068
*	CarMax Inc.	128,143	6,025
*	Sirius XM Holdings Inc.	1,701,325	5,938
	Gap Inc.	148,547	5,805
*	Mohawk Industries Inc.	38,900	5,792
*	MGM Resorts International	241,823	5,688
	Advance Auto Parts Inc.	50,702	5,612
	Ralph Lauren Corp. Class A	31,300	5,527
	Harley-Davidson Inc.	78,500	5,435
	Interpublic Group of
	Cos. Inc.	294,400	5,211
	Scripps Networks
	Interactive Inc. Class A	59,478	5,140
*	WABCO Holdings Inc.	53,541	5,001
	Royal Caribbean
	Cruises Ltd.	104,800	4,970
*	DR Horton Inc.	218,469	4,876
	Expedia Inc.	68,906	4,800
	PulteGroup Inc.	233,330	4,753
*	Toll Brothers Inc.	127,860	4,731
	PetSmart Inc.	65,000	4,729
*	Liberty Global plc Class A	51,815	4,611
*	Liberty Media Corp.
	Class A	30,877	4,522
*	Tempur Sealy
	International Inc.	80,650	4,352
	Lennar Corp. Class A	108,953	4,310
*	Dollar General Corp.	71,400	4,307
	Hasbro Inc.	77,100	4,241
	Darden Restaurants Inc.	77,080	4,191
	Brinker International Inc.	88,250	4,090

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Hanesbrands Inc.	57,986	4,075
*	NVR Inc.	3,950	4,053
*	Apollo Education Group Inc.	148,229	4,050
*	Netflix Inc.	10,930	4,024
	Dillard’s Inc. Class A	40,246	3,912
	Kohl’s Corp.	68,850	3,907
	Omnicom Group Inc.	50,600	3,763
	Harman International
	Industries Inc.	43,600	3,569
	Gentex Corp.	107,252	3,538
	Aaron’s Inc.	110,682	3,254
*	Sears Holdings Corp.	62,700	3,075
	Macy’s Inc.	56,800	3,033
	John Wiley & Sons Inc.
	Class A	53,700	2,964
*	Lamar Advertising Co.
	Class A	56,186	2,936
	Foot Locker Inc.	70,600	2,926
*	AutoNation Inc.	58,225	2,893
*	News Corp. Class A	159,382	2,872
	Nu Skin Enterprises Inc.
	Class A	20,700	2,861
	Avon Products Inc.	163,398	2,814
*	Tesla Motors Inc.	17,950	2,699
*	Hyatt Hotels Corp. Class A	54,083	2,675
*	Hertz Global Holdings Inc.	91,877	2,630
*	Liberty Ventures Class A	18,529	2,272
	KAR Auction Services Inc.	71,953	2,126
	Nordstrom Inc.	32,300	1,996
	Weight Watchers
	International Inc.	50,300	1,656
	Comcast Corp.	26,219	1,308
	CST Brands Inc.	29,575	1,086
	GameStop Corp. Class A	20,430	1,006
	American Eagle
	Outfitters Inc.	66,991	965
*	Michael Kors Holdings Ltd.	11,800	958
*	AMC Networks Inc.
	Class A	13,586	925
*	Starz	30,877	903
*	Madison Square Garden Co.
	Class A	13,586	782
	Abercrombie & Fitch Co.	23,300	767
	Best Buy Co. Inc.	15,759	628
	Mattel Inc.	12,557	597
	Chico’s FAS Inc.	28,340	534
*	TRW Automotive
	Holdings Corp.	7,000	521
	Goodyear Tire & Rubber Co.	20,770	495
*	JC Penney Co. Inc.	44,100	404
	Wynn Resorts Ltd.	2,000	388
	Lennar Corp. Class B	8,300	280
	Cablevision Systems Corp.
	Class A	14,944	268
	Carnival Corp.	5,800	233
	Staples Inc.	9,495	151

			Market
			Value
		Shares	($000)
*	Norwegian Cruise Line
	Holdings Ltd.	3,900	138
	Nielsen Holdings NV	3,000	138
	Fortune Brands Home &
	Security Inc.	2,546	116
	International Game
	Technology	400	7
			858,261
Consumer Staples (7.8%)
	Procter & Gamble Co.	796,678	64,858
	Coca-Cola Co.	1,145,800	47,333
	PepsiCo Inc.	469,139	38,910
	Philip Morris
	International Inc.	426,809	37,188
	CVS Caremark Corp.	388,354	27,794
	Walgreen Co.	302,300	17,364
	Colgate-Palmolive Co.	231,800	15,116
	Altria Group Inc.	388,723	14,923
	Mondelez International Inc.
	Class A	351,526	12,409
	Archer-Daniels-Midland Co.	243,273	10,558
	Kroger Co.	221,700	8,764
	Hershey Co.	72,600	7,059
	Coca-Cola Enterprises Inc.	153,000	6,752
*	Constellation Brands Inc.
	Class A	91,120	6,413
	Kraft Foods Group Inc.	117,175	6,318
	Tyson Foods Inc. Class A	187,944	6,289
	Clorox Co.	66,120	6,133
	Bunge Ltd.	71,400	5,863
*	Monster Beverage Corp.	86,500	5,862
	Brown-Forman Corp.
	Class B	74,469	5,628
	Dr Pepper Snapple
	Group Inc.	109,700	5,345
*	Green Mountain Coffee
	Roasters Inc.	69,983	5,289
	Safeway Inc.	158,562	5,164
	Church & Dwight Co. Inc.	76,988	5,103
	JM Smucker Co.	49,024	5,080
	Energizer Holdings Inc.	45,169	4,889
	McCormick & Co. Inc.	70,300	4,845
	Hormel Foods Corp.	105,200	4,752
	Kimberly-Clark Corp.	45,440	4,747
	General Mills Inc.	88,800	4,432
	Campbell Soup Co.	97,400	4,215
	Molson Coors Brewing Co.
	Class B	71,900	4,037
	Whole Foods Market Inc.	65,680	3,798
	Ingredion Inc.	54,900	3,758
	Beam Inc.	37,700	2,566
	Mead Johnson
	Nutrition Co.	30,021	2,515
*	WhiteWave Foods Co.
	Class A	104,340	2,394

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Dean Foods Co.	84,248	1,448
	Kellogg Co.	22,800	1,392
	Sysco Corp.	17,111	618
	ConAgra Foods Inc.	11,200	377
	Hillshire Brands Co.	8,920	298
			428,596
Energy (9.5%)
	Exxon Mobil Corp.	1,288,164	130,362
	Chevron Corp.	569,538	71,141
	Schlumberger Ltd.	375,599	33,845
	Occidental Petroleum Corp.	190,339	18,101
	ConocoPhillips	249,132	17,601
	EOG Resources Inc.	96,700	16,230
	Anadarko Petroleum Corp.	172,523	13,685
	Phillips 66	157,963	12,184
	Apache Corp.	140,417	12,067
	National Oilwell Varco Inc.	146,541	11,654
	Hess Corp.	123,200	10,226
	Pioneer Natural
	Resources Co.	53,587	9,864
	Noble Energy Inc.	144,000	9,808
	Valero Energy Corp.	182,480	9,197
	Devon Energy Corp.	145,622	9,010
	Baker Hughes Inc.	150,671	8,326
	Cabot Oil & Gas Corp.	209,940	8,137
*	Cameron
	International Corp.	122,202	7,275
	Range Resources Corp.	82,800	6,981
*	Southwestern Energy Co.	176,300	6,934
	EQT Corp.	75,000	6,733
	Halliburton Co.	128,600	6,526
*	FMC Technologies Inc.	124,300	6,490
*	Concho Resources Inc.	55,500	5,994
	Cimarex Energy Co.	56,501	5,928
	Williams Cos. Inc.	128,600	4,960
	Helmerich & Payne Inc.	57,980	4,875
*	Denbury Resources Inc.	280,876	4,615
*	Continental Resources Inc.	39,400	4,433
	SM Energy Co.	51,556	4,285
	QEP Resources Inc.	139,565	4,278
	Marathon Petroleum Corp.	46,450	4,261
*	Ultra Petroleum Corp.	185,271	4,011
	World Fuel Services Corp.	88,747	3,830
*	SandRidge Energy Inc.	615,254	3,735
*	Dresser-Rand Group Inc.	61,355	3,659
	Diamond Offshore
	Drilling Inc.	62,374	3,550
	Patterson-UTI Energy Inc.	135,089	3,420
	Marathon Oil Corp.	92,900	3,279
*	Newfield Exploration Co.	127,251	3,134
*	Rowan Cos. plc Class A	85,600	3,027
*	WPX Energy Inc.	77,400	1,577
	Tesoro Corp.	26,500	1,550
	CONSOL Energy Inc.	33,900	1,290
	Chesapeake Energy Corp.	25,211	684
*	Unit Corp.	12,800	661

			Market
			Value
		Shares	($000)
	Kinder Morgan Inc.	8,193	295
*	Superior Energy
	Services Inc.	1,048	28
			523,736
Financial Services (18.7%)
	JPMorgan Chase & Co.	1,111,121	64,978
*	Berkshire Hathaway Inc.
	Class B	544,045	64,502
	Wells Fargo & Co.	1,236,508	56,137
	Citigroup Inc.	830,900	43,298
	Bank of America Corp.	2,605,333	40,565
	Visa Inc. Class A	164,098	36,541
	MasterCard Inc. Class A	36,660	30,628
	American Express Co.	300,500	27,264
	American International
	Group Inc.	422,780	21,583
	Goldman Sachs Group Inc.	109,200	19,357
	US Bancorp	392,700	15,865
	Simon Property Group Inc.	98,448	14,980
	Prudential Financial Inc.	161,904	14,931
	State Street Corp.	164,978	12,108
	American Tower
	Corporation	147,000	11,734
	Aflac Inc.	172,500	11,523
	Discover Financial
	Services	202,200	11,313
	Ameriprise Financial Inc.	87,960	10,120
	Charles Schwab Corp.	377,200	9,807
	Franklin Resources Inc.	166,200	9,595
	Travelers Cos. Inc.	101,877	9,224
	Capital One Financial Corp.	117,800	9,025
	SunTrust Banks Inc.	229,890	8,462
	IntercontinentalExchange
	Group Inc.	37,569	8,450
	Public Storage	55,200	8,309
	T. Rowe Price Group Inc.	92,978	7,789
	Fifth Third Bancorp	368,920	7,758
*	Fiserv Inc.	131,100	7,741
	Lincoln National Corp.	143,986	7,433
	Progressive Corp.	267,900	7,306
	Weyerhaeuser Co.	228,100	7,201
	Fidelity National
	Information Services Inc.	130,478	7,004
	Loews Corp.	144,508	6,971
	Boston Properties Inc.	68,200	6,845
	Host Hotels & Resorts Inc.	334,772	6,508
*	Affiliated Managers
	Group Inc.	29,750	6,452
	KeyCorp	457,769	6,143
	MetLife Inc.	112,842	6,084
	Equity Residential	115,600	5,996
	CIT Group Inc.	114,835	5,986
	Principal Financial
	Group Inc.	120,400	5,937
	Unum Group	166,800	5,851
	Allstate Corp.	102,300	5,579

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Morgan Stanley	176,400	5,532
	Moody’s Corp.	70,100	5,501
*	CBRE Group Inc. Class A	205,090	5,394
	M&T Bank Corp.	46,286	5,389
	Torchmark Corp.	68,650	5,365
	TD Ameritrade
	Holding Corp.	174,400	5,344
*	Genworth Financial Inc.
	Class A	341,860	5,309
*	Arch Capital Group Ltd.	88,800	5,300
	General Growth
	Properties Inc.	263,357	5,286
*	Markel Corp.	8,976	5,209
	Equifax Inc.	74,000	5,113
	SL Green Realty Corp.	55,110	5,091
	Western Union Co.	290,095	5,004
	Assurant Inc.	75,300	4,998
	Global Payments Inc.	75,417	4,901
*	E*TRADE Financial Corp.	249,379	4,898
	Aon plc	58,100	4,874
*	Realogy Holdings Corp.	97,100	4,804
	First Republic Bank	90,357	4,730
	East West Bancorp Inc.	134,700	4,710
	Raymond James
	Financial Inc.	89,650	4,679
*	Howard Hughes Corp.	38,899	4,672
	PNC Financial Services
	Group Inc.	59,631	4,626
*	MSCI Inc. Class A	105,164	4,598
	Jones Lang LaSalle Inc.	44,677	4,574
	BlackRock Inc.	14,450	4,573
	NASDAQ OMX Group Inc.	114,892	4,573
	Reinsurance Group of
	America Inc. Class A	58,819	4,553
	Plum Creek Timber Co. Inc.	97,800	4,549
	AvalonBay
	Communities Inc.	38,375	4,537
*	American Capital Ltd.	288,458	4,511
	Zions Bancorporation	150,084	4,496
	Dun & Bradstreet Corp.	36,200	4,444
*	Alleghany Corp.	11,059	4,423
	CME Group Inc.	55,950	4,390
*	Signature Bank	40,400	4,340
	SEI Investments Co.	123,770	4,299
	Prologis Inc.	109,525	4,047
	HCC Insurance
	Holdings Inc.	87,200	4,023
	CapitalSource Inc.	277,939	3,994
*	CoreLogic Inc.	111,746	3,970
	WR Berkley Corp.	90,396	3,922
*	Popular Inc.	130,744	3,756
	Brown & Brown Inc.	118,600	3,723
	White Mountains Insurance
	Group Ltd.	6,141	3,703
	Eaton Vance Corp.	86,202	3,689

			Market
			Value
		Shares	($000)
*	Forest City Enterprises Inc.
	Class A	191,191	3,652
	Bank of New York
	Mellon Corp.	103,106	3,603
	Cullen/Frost Bankers Inc.	47,600	3,543
*	MBIA Inc.	294,850	3,520
	StanCorp Financial
	Group Inc.	50,600	3,352
	First Horizon National Corp.	286,849	3,342
	DDR Corp.	216,364	3,325
	Commerce Bancshares Inc.	73,724	3,311
	Lender Processing
	Services Inc.	88,238	3,298
	Leucadia National Corp.	116,219	3,294
	SLM Corp.	123,245	3,239
	Hospitality Properties Trust	119,270	3,224
*	TFS Financial Corp.	260,720	3,159
*	St. Joe Co.	163,500	3,138
	Equity Lifestyle
	Properties Inc.	85,264	3,089
	First Citizens
	BancShares Inc. Class A	13,840	3,081
*	Alliance Data Systems Corp.	11,600	3,050
*	Brixmor Property Group Inc.	150,000	3,049
	Douglas Emmett Inc.	130,873	3,048
	Chubb Corp.	30,900	2,986
	CNA Financial Corp.	69,500	2,981
	Associated Banc-Corp	170,670	2,970
	Hanover Insurance
	Group Inc.	49,600	2,962
	American Homes 4 Rent
	Class A	182,800	2,961
	Taubman Centers Inc.	45,862	2,931
	Post Properties Inc.	63,600	2,877
	Apartment Investment &
	Management Co. Class A	108,443	2,810
	Retail Properties of
	America Inc.	209,357	2,663
	BOK Financial Corp.	38,571	2,558
	Lazard Ltd. Class A	55,686	2,524
	Total System Services Inc.	74,759	2,488
	Alexandria Real Estate
	Equities Inc.	38,630	2,458
	Camden Property Trust	42,400	2,412
	Hartford Financial Services
	Group Inc.	64,184	2,325
	Broadridge Financial
	Solutions Inc.	58,725	2,321
	ACE Ltd.	20,902	2,164
	Legg Mason Inc.	47,500	2,065
	BB&T Corp.	53,000	1,978
	Jack Henry &
	Associates Inc.	31,457	1,863
	American Financial
	Group Inc.	32,200	1,859

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	New York Community
	Bancorp Inc.	86,400	1,456
	Digital Realty Trust Inc.	28,440	1,397
	Interactive Brokers
	Group Inc.	51,335	1,249
	Bank of Hawaii Corp.	20,100	1,189
	Northern Trust Corp.	19,050	1,179
	BRE Properties Inc.	21,500	1,176
	Federal Realty Investment
	Trust	8,200	832
	People’s United
	Financial Inc.	42,614	644
	Invesco Ltd.	12,010	437
	Extra Space Storage Inc.	6,100	257
*	Gaming and Leisure
	Properties Inc.	899	46
	Essex Property Trust Inc.	300	43
			1,030,677
Health Care (12.2%)
	Johnson & Johnson	795,698	72,878
	Pfizer Inc.	1,753,126	53,698
	Merck & Co. Inc.	742,926	37,183
*	Gilead Sciences Inc.	482,400	36,252
	Amgen Inc.	241,637	27,585
	UnitedHealth Group Inc.	328,662	24,748
*	Celgene Corp.	139,419	23,556
*	Biogen Idec Inc.	80,461	22,509
	AbbVie Inc.	407,600	21,525
*	Express Scripts Holding Co.	266,195	18,698
	Bristol-Myers Squibb Co.	335,641	17,839
	Abbott Laboratories	407,600	15,623
	Medtronic Inc.	263,600	15,128
	Thermo Fisher
	Scientific Inc.	132,556	14,760
	Allergan Inc.	112,730	12,522
	McKesson Corp.	73,424	11,851
*	Actavis plc	69,165	11,620
	WellPoint Inc.	124,216	11,476
	Cigna Corp.	118,300	10,349
	Aetna Inc.	144,422	9,906
	Cardinal Health Inc.	145,512	9,722
	Becton Dickinson and Co.	80,600	8,906
	Baxter International Inc.	127,341	8,857
*	Forest Laboratories Inc.	136,900	8,218
	Stryker Corp.	109,200	8,205
	St. Jude Medical Inc.	131,832	8,167
	AmerisourceBergen Corp.
	Class A	115,100	8,093
*	Mylan Inc.	180,570	7,837
	Zimmer Holdings Inc.	81,170	7,564
	Humana Inc.	72,800	7,514
*	Vertex Pharmaceuticals Inc.	100,988	7,503
	Eli Lilly & Co.	144,995	7,395
*	Perrigo Co. plc	47,740	7,326
	Zoetis Inc.	202,699	6,626
*	Life Technologies Corp.	86,435	6,552

			Market
			Value
		Shares	($000)
*	Henry Schein Inc.	52,400	5,987
*	Endo Health Solutions Inc.	81,247	5,481
	Universal Health Services
	Inc. Class B	67,400	5,477
*	Hospira Inc.	115,240	4,757
*	Laboratory Corp. of
	America Holdings	51,900	4,742
	DENTSPLY International Inc.	95,800	4,644
	PerkinElmer Inc.	109,504	4,515
*	QIAGEN NV	189,602	4,514
	Techne Corp.	46,700	4,421
	Cooper Cos. Inc.	33,500	4,149
	CR Bard Inc.	29,300	3,924
	Quest Diagnostics Inc.	72,800	3,898
*	CareFusion Corp.	97,796	3,894
*	Alexion Pharmaceuticals Inc.	26,264	3,495
	Teleflex Inc.	37,000	3,473
	Patterson Cos. Inc.	73,530	3,029
*	Myriad Genetics Inc.	130,450	2,737
	Omnicare Inc.	40,900	2,469
	Covidien plc	36,200	2,465
*	Health Net Inc.	74,200	2,202
*	Varian Medical Systems Inc.	28,200	2,191
*	Regeneron
	Pharmaceuticals Inc.	5,900	1,624
*	Incyte Corp. Ltd.	18,900	957
*	Boston Scientific Corp.	72,350	870
*	Medivation Inc.	12,554	801
*	DaVita HealthCare
	Partners Inc.	4,400	279
*	Intuitive Surgical Inc.	630	242
*	Mallinckrodt plc	4,525	237
*	Brookdale Senior Living Inc.
	Class A	3,600	98
			675,763
Materials & Processing (4.3%)
	Precision Castparts Corp.	53,300	14,354
	Praxair Inc.	103,500	13,458
	Freeport-McMoRan
	Copper & Gold Inc.	295,407	11,149
	Ecolab Inc.	104,738	10,921
	LyondellBasell Industries NV
	Class A	132,900	10,669
	EI du Pont de
	Nemours & Co.	160,300	10,415
	Monsanto Co.	87,134	10,155
	Dow Chemical Co.	178,640	7,932
	CF Industries Holdings Inc.	31,660	7,378
	Sherwin-Williams Co.	40,131	7,364
	Nucor Corp.	129,600	6,918
	Sigma-Aldrich Corp.	65,500	6,158
	FMC Corp.	80,900	6,105
	Fastenal Co.	126,000	5,986
*	WR Grace & Co.	55,889	5,526
	Celanese Corp. Class A	99,111	5,482
*	Owens-Illinois Inc.	145,880	5,220

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Vulcan Materials Co.	87,217	5,182
	Ball Corp.	97,900	5,057
	Airgas Inc.	43,400	4,854
*	Crown Holdings Inc.	105,800	4,715
	Valspar Corp.	65,700	4,684
	United States Steel Corp.	156,500	4,617
	Rockwood Holdings Inc.	62,760	4,514
	Cytec Industries Inc.	47,400	4,416
	Westlake Chemical Corp.	35,100	4,285
*	Owens Corning	104,987	4,275
	Albemarle Corp.	63,000	3,993
	Sealed Air Corp.	106,072	3,612
	Valmont Industries Inc.	23,637	3,525
	Reliance Steel &
	Aluminum Co.	46,300	3,511
*	Tahoe Resources Inc.	210,796	3,508
	Mosaic Co.	71,400	3,375
	Scotts Miracle-Gro Co.
	Class A	51,099	3,179
	Martin Marietta
	Materials Inc.	30,600	3,058
	Lennox International Inc.	35,090	2,985
	Eastman Chemical Co.	35,507	2,865
	Newmont Mining Corp.	105,056	2,419
	Allegheny Technologies Inc.	50,100	1,785
	International Paper Co.	35,900	1,760
	Packaging Corp. of America	26,600	1,683
	Royal Gold Inc.	21,768	1,003
	Southern Copper Corp.	34,224	983
	Air Products &
	Chemicals Inc.	5,700	637
*	MRC Global Inc.	8,581	277
	Cliffs Natural Resources Inc.	261	7
			235,954
Producer Durables (11.5%)
	General Electric Co.	2,717,272	76,165
	Boeing Co.	236,770	32,317
	United Technologies Corp.	280,100	31,875
	Union Pacific Corp.	131,214	22,044
	3M Co.	154,200	21,627
	FedEx Corp.	116,000	16,677
	Danaher Corp.	209,200	16,150
	United Parcel Service Inc.
	Class B	147,300	15,478
	Honeywell International Inc.	137,200	12,536
	Illinois Tool Works Inc.	141,200	11,872
	Caterpillar Inc.	128,820	11,698
	General Dynamics Corp.	121,400	11,600
	Norfolk Southern Corp.	121,650	11,293
	CSX Corp.	389,800	11,215
	Cummins Inc.	75,400	10,629
	Emerson Electric Co.	142,400	9,994
	Delta Air Lines Inc.	351,400	9,653
	Deere & Co.	104,800	9,571
	Agilent Technologies Inc.	156,606	8,956

			Market
			Value
		Shares	($000)
	Parker Hannifin Corp.	67,500	8,683
	PACCAR Inc.	142,910	8,456
	Northrop Grumman Corp.	72,268	8,283
	Accenture plc Class A	97,213	7,993
	Southwest Airlines Co.	394,287	7,428
	Raytheon Co.	80,915	7,339
	Xerox Corp.	577,604	7,029
	Flowserve Corp.	87,550	6,902
	WW Grainger Inc.	27,000	6,896
	AMETEK Inc.	127,475	6,714
	Roper Industries Inc.	47,800	6,629
	Fluor Corp.	81,200	6,520
	Waste Management Inc.	140,297	6,295
	Pall Corp.	69,300	5,915
	L-3 Communications
	Holdings Inc.	54,000	5,770
*	Stericycle Inc.	48,408	5,624
	Textron Inc.	149,220	5,485
	Expeditors International of
	Washington Inc.	123,861	5,481
	Rockwell Collins Inc.	73,700	5,448
	Wabtec Corp.	71,600	5,318
	IDEX Corp.	71,845	5,306
*	Verisk Analytics Inc.
	Class A	80,005	5,258
*	Jacobs Engineering
	Group Inc.	82,566	5,201
*	Waters Corp.	51,650	5,165
*	Mettler-Toledo
	International Inc.	21,000	5,094
	Huntington Ingalls
	Industries Inc.	55,100	4,960
	JB Hunt Transport
	Services Inc.	63,096	4,877
*	Quanta Services Inc.	151,348	4,777
	Manpowergroup Inc.	54,600	4,688
	Terex Corp.	108,966	4,576
	Carlisle Cos. Inc.	56,500	4,486
	Donaldson Co. Inc.	103,200	4,485
	CH Robinson
	Worldwide Inc.	74,090	4,322
	FLIR Systems Inc.	141,500	4,259
	Cintas Corp.	70,766	4,217
	Toro Co.	66,100	4,204
	Oshkosh Corp.	80,757	4,069
	Alliant Techsystems Inc.	33,100	4,028
	Towers Watson & Co.
	Class A	31,300	3,994
	Automatic Data
	Processing Inc.	47,100	3,806
	SPX Corp.	37,400	3,725
	Robert Half International Inc.	87,500	3,674
*	AECOM Technology Corp.	123,901	3,646
	Landstar System Inc.	59,989	3,446
	MSC Industrial Direct Co.
	Inc. Class A	41,700	3,372

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	TransDigm Group Inc.	19,434	3,129
	Joy Global Inc.	52,500	3,071
	Xylem Inc.	87,100	3,014
	KBR Inc.	89,249	2,846
	Lockheed Martin Corp.	17,330	2,576
	Graco Inc.	27,658	2,161
	Stanley Black & Decker Inc.	26,745	2,158
	Eaton Corp. plc	28,294	2,154
	ITT Corp.	43,550	1,891
	Allison Transmission
	Holdings Inc.	68,285	1,885
	Lexmark International Inc.
	Class A	50,300	1,787
*	United Continental
	Holdings Inc.	46,200	1,748
	Exelis Inc.	87,100	1,660
*	Zebra Technologies Corp.	27,257	1,474
	Manitowoc Co. Inc.	62,200	1,451
*	Navistar International Corp.	32,334	1,235
*	Copart Inc.	27,700	1,015
	Iron Mountain Inc.	26,946	818
	Republic Services Inc.
	Class A	19,512	648
	AGCO Corp.	10,600	627
	ADT Corp.	15,050	609
	Pentair Ltd.	6,070	471
	Ryder System Inc.	5,200	384
	Babcock & Wilcox Co.	10,920	373
			634,378
Technology (15.8%)
	Apple Inc.	268,330	150,563
*	Google Inc. Class A	80,698	90,439
	Microsoft Corp.	2,211,000	82,758
	International Business
	Machines Corp.	307,358	57,651
	Oracle Corp.	1,112,634	42,569
	Cisco Systems Inc.	1,609,290	36,129
	QUALCOMM Inc.	472,620	35,092
	Intel Corp.	1,160,830	30,135
*	Facebook Inc. Class A	545,917	29,840
	EMC Corp.	718,800	18,078
	Texas Instruments Inc.	389,800	17,116
*	Yahoo! Inc.	342,420	13,847
*	Cognizant Technology
	Solutions Corp. Class A	122,497	12,370
*	Adobe Systems Inc.	202,700	12,138
	Intuit Inc.	126,660	9,667
*	Crown Castle
	International Corp.	130,423	9,577
	Corning Inc.	478,200	8,521
	Western Digital Corp.	98,400	8,256
	Hewlett-Packard Co.	274,723	7,687
	Symantec Corp.	316,351	7,460
	Amphenol Corp. Class A	79,800	7,117
	Broadcom Corp. Class A	230,450	6,833
	NetApp Inc.	164,263	6,758

			Market
			Value
		Shares	($000)
*	Juniper Networks Inc.	287,529	6,490
*	Autodesk Inc.	126,488	6,366
*	SBA Communications Corp.
	Class A	67,103	6,029
	Analog Devices Inc.	118,166	6,018
	Applied Materials Inc.	335,600	5,937
	KLA-Tencor Corp.	90,600	5,840
	Linear Technology Corp.	124,200	5,657
*	Citrix Systems Inc.	89,256	5,645
	Altera Corp.	164,935	5,365
	NVIDIA Corp.	329,244	5,274
*	Salesforce.com Inc.	94,891	5,237
*	Lam Research Corp.	94,645	5,153
	LSI Corp.	458,928	5,057
	Avnet Inc.	108,600	4,790
*	Arrow Electronics Inc.	87,100	4,725
	Motorola Solutions Inc.	69,204	4,671
*	Brocade Communications
	Systems Inc.	515,900	4,576
*	Micron Technology Inc.	207,900	4,524
	Solera Holdings Inc.	63,396	4,486
*	Synopsys Inc.	108,990	4,422
	Computer Sciences Corp.	78,900	4,409
*	AOL Inc.	92,340	4,305
	DST Systems Inc.	42,800	3,884
	CA Inc.	113,266	3,811
*	VeriFone Systems Inc.	141,252	3,788
*	Teradata Corp.	81,064	3,688
*	Cadence Design
	Systems Inc.	245,160	3,437
*	Zynga Inc. Class A	896,200	3,406
*	NCR Corp.	99,574	3,391
	Xilinx Inc.	71,336	3,276
	Compuware Corp.	276,640	3,101
*	Ingram Micro Inc.	125,000	2,932
*	Tech Data Corp.	55,510	2,864
*	Rovi Corp.	134,500	2,648
	Activision Blizzard Inc.	132,400	2,361
*	Fairchild Semiconductor
	International Inc. Class A	163,958	2,189
*	Atmel Corp.	248,700	1,947
*	Teradyne Inc.	110,200	1,942
	IAC/InterActiveCorp	24,515	1,684
*	Polycom Inc.	140,400	1,577
	Microchip Technology Inc.	31,400	1,405
	Amdocs Ltd.	12,000	495
*	VeriSign Inc.	7,105	425
	Harris Corp.	4,300	300
*	Electronic Arts Inc.	100	2
			870,130
Utilities (4.5%)
	AT&T Inc.	1,393,219	48,986
	Verizon
	Communications Inc.	711,342	34,955
	NextEra Energy Inc.	146,807	12,570
	Sempra Energy	100,036	8,979

			Market
			Value
		Shares	($000)
	Duke Energy Corp.	111,730	7,711
	Edison International	138,600	6,417
*	Sprint Corp.	594,942	6,396
	Northeast Utilities	142,899	6,058
	PG&E Corp.	145,600	5,865
	AES Corp.	386,798	5,612
	NRG Energy Inc.	186,206	5,348
	Southern Co.	124,900	5,135
*	Calpine Corp.	260,680	5,086
	CenterPoint Energy Inc.	217,600	5,044
	Wisconsin Energy Corp.	120,084	4,964
*	T-Mobile US Inc.	145,917	4,909
*	Level 3
	Communications Inc.	145,470	4,825
	Dominion Resources Inc.	73,086	4,728
	MDU Resources Group Inc.	148,850	4,547
	CMS Energy Corp.	164,986	4,417
	OGE Energy Corp.	125,800	4,265
	National Fuel Gas Co.	59,025	4,214
	ITC Holdings Corp.	43,093	4,129
	American Water
	Works Co. Inc.	95,720	4,045
	Energen Corp.	56,100	3,969
	SCANA Corp.	80,500	3,778
	Aqua America Inc.	155,828	3,676
	Integrys Energy Group Inc.	61,481	3,345
	Telephone &
	Data Systems Inc.	118,894	3,065
	American Electric
	Power Co. Inc.	60,600	2,832
	Questar Corp.	115,800	2,662
	United States Cellular Corp.	59,254	2,478
	Consolidated Edison Inc.	44,100	2,438
	FirstEnergy Corp.	71,207	2,348
	Exelon Corp.	79,200	2,169
	CenturyLink Inc.	56,364	1,795
	UGI Corp.	34,466	1,429
	NiSource Inc.	35,920	1,181
	Entergy Corp.	15,600	987
	Frontier Communications
	Corp.	5	—
			247,357
Total Common Stocks
(Cost $2,857,720)			5,504,852

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity
Fund, 0.125%
(Cost $3,755)	3,755,149	3,755
Total Investments (100.0%)
(Cost $2,861,475)		5,508,607
Other Assets and Liabilities (0.0%)
Other Assets		10,848
Liabilities		(11,092)
		(244)
Net Assets (100%)		5,508,363

At December 31, 2013, net assets consisted of:

Amount
($000)
Paid-in Capital	2,899,190
Overdistributed Net Investment Income	(4,671)
Accumulated Net Realized Losses	(33,288)
Unrealized Appreciation (Depreciation)	2,647,132
Net Assets	5,508,363

Admiral Shares—Net Assets
Applicable to 53,789,880 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,040,125
Net Asset Value Per Share—
Admiral Shares	$93.70

Institutional Shares—Net Assets
Applicable to 10,057,144 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	468,238
Net Asset Value Per Share—
Institutional Shares	$46.56

See Note A in Notes to Financial Statements.

Non-income-producing security.

1 Affiliated money market available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements

Tax-Managed Capital Appreciation Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends	87,757
Interest[1]	6
Total Income	87,763
Expenses
The Vanguard Group—Note B
Investment Advisory Services	394
Management and Administrative—Admiral Shares	4,150
Management and Administrative—Institutional Shares	236
Marketing and Distribution—Admiral Shares	685
Marketing and Distribution—Institutional Shares	51
Custodian Fees	35
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	5
Total Expenses	5,603
Net Investment Income	82,160
Realized Net Gain (Loss) on Investment Securities Sold	3,156
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,297,582
Net Increase (Decrease) in Net Assets Resulting from Operations	1,382,898
1 Interest income from an affiliated company of the fund was $6,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,160	77,353
Realized Net Gain (Loss)	3,156	9,245
Change in Unrealized Appreciation (Depreciation)	1,297,582	498,898
Net Increase (Decrease) in Net Assets Resulting from Operations	1,382,898	585,496
Distributions
Net Investment Income
Admiral Shares	(75,511)	(70,710)
Institutional Shares	(7,196)	(6,334)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(82,707)	(77,044)
Capital Share Transactions
Admiral Shares	147,843	(69,323)
Institutional Shares	41,279	(27,435)
Net Increase (Decrease) from Capital Share Transactions	189,122	(96,758)
Total Increase (Decrease)	1,489,313	411,694
Net Assets
Beginning of Period	4,019,050	3,607,356
End of Period[1]	5,508,363	4,019,050

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($4,671,000) and ($4,124,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$71.17	$62.36	$62.56	$54.72	$43.04
Investment Operations
Net Investment Income	1.414	1.384	1.072	.915	.855
Net Realized and Unrealized Gain (Loss)
on Investments	22.537	8.806	(.202)	7.849	11.673
Total from Investment Operations	23.951	10.190	.870	8.764	12.528
Distributions
Dividends from Net Investment Income	(1.421)	(1.380)	(1.070)	(.924)	(.848)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.421)	(1.380)	(1.070)	(.924)	(.848)
Net Asset Value, End of Period	$93.70	$71.17	$62.36	$62.56	$54.72

Total Return[1]	33.67%	16.35%	1.38%	16.02%	29.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,040	$3,702	$3,305	$2,860	$2,526
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.71%	1.96%	1.65%	1.59%	1.80%
Portfolio Turnover Rate	4%	3%	2%	7%	26%

1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.36	$30.98	$31.09	$27.19	$21.38
Investment Operations
Net Investment Income	.719	.702	.548	.466	.439
Net Realized and Unrealized Gain (Loss)
on Investments	11.203	4.379	(.113)	3.905	5.806
Total from Investment Operations	11.922	5.081	.435	4.371	6.245
Distributions
Dividends from Net Investment Income	(.722)	(.701)	(.545)	(. 471)	(.435)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.722)	(.701)	(.545)	(. 471)	(.435)
Net Asset Value, End of Period	$46.56	$35.36	$30.98	$31.09	$27.19

Total Return[1]	33.73%	16.41%	1.39%	16.08%	29.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$468	$317	$302	$282	$225
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.75%	2.00%	1.69%	1.63%	1.86%
Portfolio Turnover Rate	4%	3%	2%	7%	26%

1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $605,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Capital Appreciation Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At December 31, 2013, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at December 31, 2013, the fund had $521,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $3,156,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $33,288,000 to offset future net capital gains. Of this amount, $13,590,000 is subject to expiration on December 31, 2018. Capital losses of $19,698,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $2,861,734,000. Net unrealized appreciation of investment securities for tax purposes was $2,646,873,000, consisting of unrealized gains of $2,659,863,000 on securities that had risen in value since their purchase and $12,990,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2013, the fund purchased $379,151,000 of investment securities and sold $187,791,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	305,664	3,728	186,797	2,686
Issued in Lieu of Cash Distributions	59,261	637	55,442	783
Redeemed	(217,082)	(2,592)	(311,562)	(4,459)
Net Increase (Decrease) —Admiral Shares	147,843	1,773	(69,323)	(990)
Institutional Shares
Issued	74,366	1,922	6,796	195
Issued in Lieu of Cash Distributions	4,418	96	3,552	101
Redeemed	(37,505)	(921)	(37,783)	(1,080)
Net Increase (Decrease) —Institutional Shares	41,279	1,097	(27,435)	(784)

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
	Admiral	Institutional
	Shares		Shares
Ticker Symbol	VTMSX		VTSIX
Expense Ratio[1]	0.14%		0.10%
30-Day SEC Yield	1.01%		1.05%

Portfolio Characteristics
			DJ
			U.S.
			Total
			Stock
		S&P	Market
		SmallCap	FA
	Fund	600 Index	Index
Number of Stocks	603	600	3,653
Median Market Cap	$1.6B	$1.6B	$43.0B
Price/Earnings Ratio	27.7x	28.0x	20.7x
Price/Book Ratio	2.3x	2.3x	2.7x
Return on Equity	10.4%	10.2%	16.5%
Earnings Growth
Rate	12.2%	11.6%	11.4%
Dividend Yield	1.0%	1.1%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	31%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
	U.S. Total
S&P SmallCap	Stock Market
	600 Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.17
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Align Technology Inc.	Health Care Supplies	0.6%
Fifth & Pacific Cos. Inc.	Apparel Accessories
	& Luxury Goods	0.6
FEI Co.	Electronic Equipment
	& Instruments	0.5
Toro Co.	Construction & Farm
	Machinery & Heavy
	Trucks	0.5
Financial Engines Inc.	Asset Management
	& Custody Banks	0.5
Teledyne Technologies	Aerospace &
Inc.	Defense	0.5
PolyOne Corp.	Specialty Chemicals	0.5
West Pharmaceutical
Services Inc.	Health Care Supplies	0.5
Wolverine World Wide
Inc.	Footwear	0.5
EnerSys Inc.	Electrical
	Components &
	Equipment	0.5
Top Ten		5.2%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 19, 2013, and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S. Total
		S&P	Stock
		SmallCap	Market
	Fund	600 Index	FA Index
Consumer
Discretionary	16.2%	16.0%	13.3%
Consumer Staples	4.0	3.5	8.5
Energy	4.0	4.1	9.4
Financials	21.1	21.6	17.3
Health Care	11.4	11.7	12.6
Industrials	14.8	14.7	11.8
Information
Technology	18.5	18.5	18.1
Materials	6.1	6.1	3.9
Telecommunication
Services	0.4	0.4	2.1
Utilities	3.5	3.4	3.0

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2003, Through December 31, 2013
Initial Investment of $10,000

			Average Annual Total Returns
		Periods Ended December 31, 2013
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Tax-Managed Small-Cap Fund
	Admiral Shares	41.00%	21.25%	10.65%	$27,523
••••••••	S&P SmallCap 600 Index	41.31	21.37	10.65	27,517
– – – –	Small-Cap Core Funds Average	36.57	19.95	8.46	22,527
	Dow Jones U.S. Total Stock Market
	Float Adjusted Index	33.47	18.86	8.09	21,777
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed Small-Cap Fund Institutional
Shares	41.09%	21.33%	10.71%	$13,836,002

S&P SmallCap 600 Index	41.31	21.37	10.65	13,758,734
Dow Jones U.S. Total Stock Market Float
Adjusted Index	33.47	18.86	8.09	10,888,699

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Tax-Managed Small-Cap Fund

Financial Statements

Statement of Net Assets
As of December 31, 2013

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (16.2%)
*	Fifth & Pacific Cos. Inc.	607,925	19,496
	Wolverine World Wide Inc.	497,614	16,899
*	Lumber Liquidators
	Holdings Inc.	136,395	14,034
*	Live Nation
	Entertainment Inc.	699,118	13,815
*	Buffalo Wild Wings Inc.	93,131	13,709
	Pool Corp.	232,423	13,513
	Cracker Barrel Old Country
	Store Inc.	117,975	12,985
	Men’s Wearhouse Inc.	224,057	11,445
*	Steven Madden Ltd.	298,673	10,928
*	Jack in the Box Inc.	215,087	10,759
*	Iconix Brand Group Inc.	269,109	10,684
	Ryland Group Inc.	229,026	9,942
*	Outerwall Inc.	139,242	9,367
	Hillenbrand Inc.	311,734	9,171
*	Genesco Inc.	119,190	8,708
*	Hibbett Sports Inc.	129,059	8,674
*	Dorman Products Inc.	151,003	8,467
	Monro Muffler Brake Inc.	147,984	8,340
	Texas Roadhouse Inc.
	Class A	296,351	8,239
*	Meritage Homes Corp.	168,866	8,104
	La-Z-Boy Inc.	260,302	8,069
*	Marriott Vacations
	Worldwide Corp.	150,912	7,962
*	Vitamin Shoppe Inc.	150,877	7,847
	Lithia Motors Inc. Class A	111,542	7,743
*	Jos A Bank Clothiers Inc.	139,010	7,608
	Group 1 Automotive Inc.	106,677	7,576
*	Pinnacle Entertainment Inc.	290,600	7,553
*	Helen of Troy Ltd.	149,333	7,393
	Buckle Inc.	139,166	7,315
	Papa John’s
	International Inc.	158,659	7,203
	Sturm Ruger & Co. Inc.	96,136	7,027

			Market
			Value
		Shares	($000)
	Finish Line Inc. Class A	245,139	6,906
	DineEquity Inc.	80,767	6,748
*	Standard Pacific Corp.	741,836	6,714
*	Skechers U.S.A. Inc.
	Class A	196,353	6,505
*	Children’s Place
	Retail Stores Inc.	111,192	6,335
*	Crocs Inc.	388,867	6,191
	Interval Leisure Group Inc.	196,635	6,076
*	Select Comfort Corp.	275,024	5,800
	Oxford Industries Inc.	71,586	5,775
	Brown Shoe Co. Inc.	203,787	5,735
*	Quiksilver Inc.	635,118	5,570
	Drew Industries Inc.	108,144	5,537
*	Sonic Corp.	261,869	5,287
*	iRobot Corp.	142,176	4,943
*	Red Robin
	Gourmet Burgers Inc.	64,783	4,764
*	Multimedia Games
	Holding Co. Inc.	143,820	4,510
	Cato Corp. Class A	134,005	4,261
*	Boyd Gaming Corp.	373,947	4,211
	Sonic Automotive Inc.
	Class A	171,853	4,207
	Movado Group Inc.	89,848	3,954
	Ethan Allen Interiors Inc.	129,721	3,946
*	Winnebago Industries Inc.	139,805	3,838
*	American Public
	Education Inc.	88,282	3,838
	Arctic Cat Inc.	66,683	3,800
	Standard Motor
	Products Inc.	102,716	3,780
	CEC Entertainment Inc.	83,506	3,698
	Capella Education Co.	55,511	3,688
*	Biglari Holdings Inc.	7,267	3,682
	Stage Stores Inc.	162,166	3,603
*	Aeropostale Inc.	386,581	3,514
*	Francesca’s Holdings Corp.	182,067	3,352
	Scholastic Corp.	97,870	3,329
*	EW Scripps Co. Class A	153,181	3,327

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	BJ’s Restaurants Inc.	106,469	3,307
*	Pep Boys-Manny Moe
	& Jack	265,704	3,226
	Fred’s Inc. Class A	169,690	3,143
	Haverty Furniture Cos. Inc.	99,473	3,113
*	M/I Homes Inc.	121,042	3,080
*	ITT Educational Services Inc.	90,522	3,040
*	FTD Cos. Inc.	92,179	3,003
*	G-III Apparel Group Ltd.	40,500	2,988
	Callaway Golf Co.	353,198	2,977
*	Blue Nile Inc.	61,895	2,915
*	Tuesday Morning Corp.	182,085	2,906
*	Universal Electronics Inc.	76,053	2,898
*	Zumiez Inc.	109,755	2,854
*	Barnes & Noble Inc.	184,371	2,756
*	Zale Corp.	161,766	2,551
	Ruth’s Hospitality
	Group Inc.	178,502	2,536
	Superior Industries
	International Inc.	116,010	2,393
	Nutrisystem Inc.	142,523	2,343
	Regis Corp.	150,139	2,178
*	Ruby Tuesday Inc.	287,666	1,994
*	MarineMax Inc.	120,877	1,944
	Stein Mart Inc.	139,011	1,870
*	Kirkland’s Inc.	74,784	1,770
	Big 5 Sporting Goods Corp.	88,192	1,748
	Harte-Hanks Inc.	217,096	1,698
	PetMed Express Inc.	100,205	1,666
*	Career Education Corp.	286,318	1,632
*	VOXX International Corp.
	Class A	97,243	1,624
*	Christopher & Banks Corp.	183,699	1,569
*	Digital Generation Inc.	104,694	1,335
	Marcus Corp.	93,608	1,258
	Spartan Motors Inc.	171,265	1,147
*	Perry Ellis International Inc.	62,289	984
*	Monarch Casino
	& Resort Inc.	48,227	968
	JAKKS Pacific Inc.	102,991	693
	Universal Technical
	Institute Inc.	49,021	682
	Blyth Inc.	42,664	464
*	Strayer Education Inc.	4,104	141
	Lincoln Educational
	Services Corp.	1,182	6
			547,399
Consumer Staples (4.0%)
*	Darling International Inc.	779,002	16,266
	Casey’s General Stores Inc.	190,834	13,406
*	Hain Celestial Group Inc.	142,205	12,910
*	TreeHouse Foods Inc.	180,515	12,441
*	Boston Beer Co. Inc.
	Class A	43,265	10,461

			Market
			Value
		Shares	($000)
	B&G Foods Inc.	262,969	8,917
	Andersons Inc.	86,947	7,753
	Sanderson Farms Inc.	100,383	7,261
	Snyders-Lance Inc.	241,160	6,926
	J&J Snack Foods Corp.	72,167	6,393
	WD-40 Co.	72,657	5,426
	Cal-Maine Foods Inc.	74,134	4,465
	Spartan Stores Inc.	183,424	4,454
*	Annie’s Inc.	83,344	3,587
	Inter Parfums Inc.	83,953	3,006
*	Diamond Foods Inc.	100,902	2,607
	Calavo Growers Inc.	64,703	1,958
*	Medifast Inc.	63,561	1,661
*	Central Garden and Pet Co.
	Class A	209,525	1,414
*	Alliance One
	International Inc.	409,812	1,250
*	Seneca Foods Corp. Class A	38,695	1,234
			133,796
Energy (4.0%)
	Bristow Group Inc.	180,213	13,527
*	Exterran Holdings Inc.	290,208	9,925
*	PDC Energy Inc.	176,841	9,412
*	Carrizo Oil & Gas Inc.	203,958	9,131
*	Stone Energy Corp.	248,167	8,584
*	SEACOR Holdings Inc.	92,720	8,456
*	Hornbeck Offshore
	Services Inc.	160,681	7,910
*	Geospace
	Technologies Corp.	64,071	6,076
*	Cloud Peak Energy Inc.	300,927	5,417
*	Newpark Resources Inc.	434,262	5,337
*	C&J Energy Services Inc.	224,531	5,187
*	TETRA Technologies Inc.	390,759	4,830
*	Northern Oil and Gas Inc.	295,333	4,451
	Comstock Resources Inc.	223,187	4,082
*	Contango Oil & Gas Co.	75,730	3,579
*	Matrix Service Co.	129,628	3,172
*	Tesco Corp.	156,408	3,094
*	Era Group Inc.	94,584	2,919
*	Swift Energy Co.	215,884	2,914
	Arch Coal Inc.	619,978	2,759
*	Penn Virginia Corp.	272,760	2,572
*	Pioneer Energy
	Services Corp.	310,278	2,485
	Green Plains
	Renewable Energy Inc.	115,585	2,241
*	Basic Energy Services Inc.	136,773	2,158
*	Forest Oil Corp.	596,101	2,152
	Gulf Island Fabrication Inc.	63,694	1,479
*	Approach Resources Inc.	24,170	466
*	ION Geophysical Corp.	108,799	359
*	PetroQuest Energy Inc.	82,032	354
			135,028

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
Exchange-Traded Fund (2.7%)
1	Vanguard REIT ETF	1,428,000	92,192

Financials (18.4%)
	Financial Engines Inc.	246,505	17,127
	ProAssurance Corp.	305,009	14,787
*	Stifel Financial Corp.	293,161	14,048
*	Portfolio Recovery
	Associates Inc.	251,507	13,290
*	Texas Capital
	Bancshares Inc.	202,687	12,607
	MarketAxess Holdings Inc.	186,188	12,450
	Susquehanna
	Bancshares Inc.	927,794	11,913
	UMB Financial Corp.	183,354	11,786
	Geo Group Inc.	356,841	11,497
	Glacier Bancorp Inc.	364,774	10,867
	Umpqua Holdings Corp.	556,371	10,649
	First Financial
	Bankshares Inc.	150,678	9,993
	FNB Corp.	763,633	9,637
	PrivateBancorp Inc.	323,808	9,368
	Evercore Partners Inc.
	Class A	155,482	9,295
	Wintrust Financial Corp.	197,863	9,125
*	First Cash Financial
	Services Inc.	143,386	8,867
	Home BancShares Inc.	235,264	8,787
	Bank of the Ozarks Inc.	154,697	8,754
	MB Financial Inc.	272,585	8,747
	PacWest Bancorp	198,882	8,397
	RLI Corp.	84,751	8,253
	LaSalle Hotel Properties	261,864	8,081
	Prospect Capital Corp.	713,890	8,010
	Community Bank
	System Inc.	199,689	7,924
	CVB Financial Corp.	463,488	7,912
	Old National Bancorp	502,599	7,725
	Tanger Factory Outlet
	Centers	237,378	7,601
	Selective Insurance
	Group Inc.	276,515	7,482
	United Bankshares Inc.	228,498	7,186
	Columbia Banking
	System Inc.	254,244	6,994
	Northwest Bancshares Inc.	467,183	6,905
*	Virtus Investment
	Partners Inc.	34,248	6,851
	National Penn
	Bancshares Inc.	584,192	6,619
	First Midwest Bancorp Inc.	372,198	6,525
	BBCN Bancorp Inc.	392,678	6,515
	EPR Properties	129,191	6,351
	Horace Mann
	Educators Corp.	198,284	6,254

			Market
			Value
		Shares	($000)
	Post Properties Inc.	137,702	6,228
	Interactive Brokers
	Group Inc.	248,058	6,038
*	Encore Capital Group Inc.	115,928	5,827
	DiamondRock
	Hospitality Co.	491,193	5,673
	NBT Bancorp Inc.	218,036	5,647
	Cash America
	International Inc.	141,773	5,430
	Pinnacle Financial
	Partners Inc.	164,220	5,342
*	Sterling Bancorp	387,877	5,186
	Provident Financial
	Services Inc.	267,581	5,170
	Sovran Self Storage Inc.	79,296	5,168
	Healthcare Realty Trust Inc.	241,004	5,136
	First Financial Bancorp	287,556	5,012
	Boston Private Financial
	Holdings Inc.	395,893	4,996
	Medical Properties Trust Inc.	402,241	4,915
	ViewPoint Financial
	Group Inc.	178,600	4,903
	Employers Holdings Inc.	153,902	4,871
*	World Acceptance Corp.	54,662	4,785
*	BofI Holding Inc.	59,290	4,650
	Cousins Properties Inc.	450,730	4,643
	Associated Estates
	Realty Corp.	283,580	4,551
	Independent Bank Corp.	115,431	4,524
*	HFF Inc. Class A	164,607	4,420
	EastGroup Properties Inc.	76,139	4,411
	Banner Corp.	96,928	4,344
	First Commonwealth
	Financial Corp.	486,134	4,288
*	eHealth Inc.	91,750	4,265
	Infinity Property
	& Casualty Corp.	57,606	4,133
	AMERISAFE Inc.	91,682	3,873
	PS Business Parks Inc.	50,447	3,855
*	Investment Technology
	Group Inc.	186,343	3,831
	S&T Bancorp Inc.	147,935	3,744
*	Forestar Group Inc.	172,929	3,678
	City Holding Co.	77,842	3,606
	Safety Insurance Group Inc.	63,885	3,597
	Acadia Realty Trust	143,194	3,556
	Hanmi Financial Corp.	157,647	3,451
	Government Properties
	Income Trust	137,307	3,412
*	United Community
	Banks Inc.	191,611	3,401
	Wilshire Bancorp Inc.	308,897	3,376
	TrustCo Bank Corp. NY	467,481	3,357
	Brookline Bancorp Inc.	349,359	3,343

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Stewart Information
	Services Corp.	103,528	3,341
*	Navigators Group Inc.	52,683	3,327
	Pennsylvania REIT	174,185	3,306
*	Piper Jaffray Cos.	80,414	3,180
	FXCM Inc. Class A	178,148	3,178
	LTC Properties Inc.	89,412	3,164
	Oritani Financial Corp.	194,189	3,117
	United Fire Group Inc.	108,311	3,104
	Simmons First National Corp.
	Class A	82,094	3,050
	Capstead Mortgage Corp.	245,984	2,971
	Tompkins Financial Corp.	57,579	2,959
	Parkway Properties Inc.	151,607	2,925
	American Assets Trust Inc.	87,539	2,751
	Franklin Street Properties
	Corp.	227,894	2,723
	Lexington Realty Trust	265,886	2,715
	Cardinal Financial Corp.	150,387	2,707
	HCI Group Inc.	50,164	2,684
*	Green Dot Corp. Class A	105,349	2,650
	Sabra Health Care REIT Inc.	97,629	2,552
	Dime Community
	Bancshares Inc.	144,856	2,451
*	First BanCorp	384,270	2,379
	Inland Real Estate Corp.	210,401	2,213
	Agree Realty Corp.	73,453	2,132
	Kite Realty Group Trust	316,783	2,081
*	Taylor Capital Group Inc.	76,097	2,023
	Meadowbrook Insurance
	Group Inc.	233,535	1,625
	Saul Centers Inc.	33,695	1,608
	Bank Mutual Corp.	215,385	1,510
	Universal Health Realty
	Income Trust	33,243	1,332
	Getty Realty Corp.	69,868	1,283
	Urstadt Biddle Properties Inc.
	Class A	67,154	1,239
	Cedar Realty Trust Inc.	158,489	992
*	SWS Group Inc.	144,380	878
*	Ezcorp Inc. Class A	68,955	806
	Calamos Asset
	Management Inc. Class A	23,232	275
	CoreSite Realty Corp.	5,924	191
	Tower Group
	International Ltd.	19,963	67
			621,304
Health Care (11.3%)
*	Align Technology Inc.	348,438	19,913
	West Pharmaceutical
	Services Inc.	345,950	16,972
*	Centene Corp.	270,739	15,960
*	Medidata Solutions Inc.	248,685	15,063
	Questcor
	Pharmaceuticals Inc.	273,535	14,894

			Market
			Value
		Shares	($000)
*	PAREXEL
	International Corp.	279,838	12,643
*	Medicines Co.	309,961	11,971
*	MWI Veterinary Supply Inc.	63,498	10,832
*	Haemonetics Corp.	254,765	10,733
*	Air Methods Corp.	173,683	10,131
*	Prestige Brands
	Holdings Inc.	254,012	9,094
*	ViroPharma Inc.	174,848	8,716
*	Akorn Inc.	353,396	8,704
*	Neogen Corp.	179,143	8,187
*	Magellan Health
	Services Inc.	134,426	8,053
*	Cyberonics Inc.	122,006	7,993
*	Impax Laboratories Inc.	316,101	7,947
*	Amsurg Corp. Class A	160,279	7,360
*	NuVasive Inc.	220,932	7,143
*	Hanger Inc.	172,324	6,779
	Chemed Corp.	86,958	6,663
*	Acorda Therapeutics Inc.	201,963	5,897
	CONMED Corp.	138,235	5,875
	Cantel Medical Corp.	164,866	5,591
	Meridian Bioscience Inc.	206,180	5,470
*	Integra LifeSciences
	Holdings Corp.	113,965	5,437
	Analogic Corp.	60,865	5,390
	Kindred Healthcare Inc.	269,365	5,317
*	Ligand Pharmaceuticals Inc.
	Class B	100,630	5,293
*	Greatbatch Inc.	119,369	5,281
*	IPC The Hospitalist Co. Inc.	83,685	4,970
*	Molina Healthcare Inc.	139,764	4,857
*	ABIOMED Inc.	175,476	4,692
	Quality Systems Inc.	215,864	4,546
*	Omnicell Inc.	172,855	4,413
	Ensign Group Inc.	96,934	4,291
*	Abaxis Inc.	104,306	4,174
*	ICU Medical Inc.	64,711	4,123
*	Momenta
	Pharmaceuticals Inc.	228,662	4,043
*	Luminex Corp.	182,235	3,535
*	AMN Healthcare
	Services Inc.	229,965	3,380
	Invacare Corp.	145,620	3,380
*	HealthStream Inc.	100,005	3,277
*	Emergent Biosolutions Inc.	142,453	3,275
	Computer Programs
	& Systems Inc.	51,751	3,199
*	PharMerica Corp.	148,311	3,189
*	Merit Medical Systems Inc.	200,929	3,163
*	Bio-Reference Labs Inc.	122,346	3,125
*	Natus Medical Inc.	136,407	3,069
*	Affymetrix Inc.	356,575	3,056
*	Corvel Corp.	59,048	2,758
*	Cambrex Corp.	150,290	2,680

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Healthways Inc.	170,876	2,623
*	Cynosure Inc. Class A	96,658	2,579
*	Hi-Tech Pharmacal Co. Inc.	55,946	2,427
*	Amedisys Inc.	160,001	2,341
*	Spectrum
	Pharmaceuticals Inc.	264,178	2,338
*	Anika Therapeutics Inc.	56,558	2,158
	Landauer Inc.	37,602	1,978
*	Symmetry Medical Inc.	185,817	1,873
*	Gentiva Health Services Inc.	142,593	1,770
*	SurModics Inc.	71,010	1,732
*	LHC Group Inc.	62,791	1,509
	CryoLife Inc.	125,322	1,390
*	Cross Country
	Healthcare Inc.	139,108	1,388
*	Almost Family Inc.	20,257	655
*	Arqule Inc.	292,942	630
			383,888
Industrials (14.8%)
	Toro Co.	282,117	17,943
*	Teledyne Technologies Inc.	185,581	17,047
	EnerSys Inc.	236,053	16,545
*	Moog Inc. Class A	224,609	15,260
	Curtiss-Wright Corp.	233,272	14,517
	EMCOR Group Inc.	332,760	14,122
	Actuant Corp. Class A	363,060	13,303
	Applied Industrial
	Technologies Inc.	209,320	10,276
	Healthcare Services
	Group Inc.	346,804	9,839
	United Stationers Inc.	196,681	9,026
*	Tetra Tech Inc.	322,284	9,017
	Mueller Industries Inc.	139,713	8,803
	Watts Water
	Technologies Inc. Class A	141,615	8,762
	Franklin Electric Co. Inc.	193,462	8,636
	Barnes Group Inc.	225,132	8,625
*	WageWorks Inc.	144,449	8,586
*	Mobile Mini Inc.	202,194	8,326
	UniFirst Corp.	75,362	8,064
*	On Assignment Inc.	228,820	7,990
	Allegiant Travel Co. Class A	74,604	7,866
	Simpson
	Manufacturing Co. Inc.	202,325	7,431
	ABM Industries Inc.	254,447	7,275
	Brady Corp. Class A	230,956	7,143
	CIRCOR International Inc.	87,300	7,052
*	Hub Group Inc. Class A	175,922	7,016
*	Orbital Sciences Corp.	298,822	6,963
	Forward Air Corp.	151,665	6,660
*	Korn/Ferry International	245,064	6,401
	Interface Inc. Class A	288,753	6,341
	Tennant Co.	91,711	6,219
	AZZ Inc.	126,386	6,175
	G&K Services Inc. Class A	97,724	6,081

			Market
			Value
		Shares	($000)
*	EnPro Industries Inc.	103,991	5,995
*	DXP Enterprises Inc.	51,507	5,934
	Knight Transportation Inc.	297,405	5,454
	Cubic Corp.	103,502	5,450
*	GenCorp Inc.	300,833	5,421
	AAR Corp.	193,320	5,415
	Kaman Corp.	134,448	5,342
	Lindsay Corp.	63,918	5,289
*	TrueBlue Inc.	202,675	5,225
	Briggs & Stratton Corp.	240,030	5,223
	Universal Forest
	Products Inc.	98,602	5,141
	Apogee Enterprises Inc.	142,801	5,128
	Exponent Inc.	65,574	5,078
	Encore Wire Corp.	92,420	5,009
	Albany International Corp.	138,695	4,983
*	Navigant Consulting Inc.	251,848	4,835
	Heartland Express Inc.	240,167	4,712
*	Dycom Industries Inc.	164,265	4,565
*	Federal Signal Corp.	310,655	4,551
	ESCO Technologies Inc.	131,341	4,500
	AAON Inc.	138,876	4,437
*	Aegion Corp. Class A	194,081	4,248
	Insperity Inc.	113,249	4,092
	Arkansas Best Corp.	120,194	4,048
	Titan International Inc.	220,904	3,972
	Standex International Corp.	63,149	3,971
	John Bean
	Technologies Corp.	134,438	3,943
*	Saia Inc.	120,490	3,862
	SkyWest Inc.	258,764	3,837
	Quanex Building
	Products Corp.	183,914	3,664
	Comfort Systems USA Inc.	186,010	3,607
	Astec Industries Inc.	92,339	3,567
	Kelly Services Inc. Class A	135,529	3,380
	Powell Industries Inc.	45,802	3,068
*	II-VI Inc.	169,424	2,982
	Griffon Corp.	224,415	2,965
	Resources Connection Inc.	203,714	2,919
*	Aerovironment Inc.	98,095	2,858
*	Engility Holdings Inc.	85,502	2,856
	Viad Corp.	100,984	2,805
	American Science
	& Engineering Inc.	38,899	2,797
*	Consolidated Graphics Inc.	40,711	2,746
*	Gibraltar Industries Inc.	144,898	2,694

*	Atlas Air Worldwide

	Holdings Inc.	64,471	2,653
*	American Woodmark Corp.	57,420	2,270
*	National Presto
	Industries Inc.	24,392	1,964
	Heidrick & Struggles
	International Inc.	81,825	1,648
*	Orion Marine Group Inc.	136,013	1,636

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Lydall Inc.	84,636	1,491
	CDI Corp.	71,571	1,326
*	Vicor Corp.	94,045	1,262
			500,128
Information Technology (18.5%)
	FEI Co.	207,114	18,508
*	Cognex Corp.	409,990	15,653
	Belden Inc.	216,092	15,224
	MAXIMUS Inc.	338,169	14,876
*	Tyler Technologies Inc.	138,945	14,190
*	ARRIS Group Inc.	568,720	13,857
*	ViaSat Inc.	207,222	12,982
	Anixter International Inc.	131,589	11,822
*	Microsemi Corp.	462,383	11,536
*	Manhattan Associates Inc.	95,262	11,191
	j2 Global Inc.	215,592	10,782
*	Dealertrack
	Technologies Inc.	217,110	10,439
	Littelfuse Inc.	111,054	10,320
*	Cardtronics Inc.	222,609	9,672
*	Hittite Microwave Corp.	156,549	9,664
	Heartland Payment
	Systems Inc.	182,805	9,111
*	OpenTable Inc.	113,802	9,032
*	Coherent Inc.	121,227	9,018
*	Electronics For Imaging Inc.	230,636	8,932
*	SYNNEX Corp.	129,609	8,736
*	Synaptics Inc.	165,778	8,589
	Blackbaud Inc.	227,020	8,547
*	CACI International Inc.
	Class A	115,468	8,455
	Power Integrations Inc.	146,836	8,196
	MKS Instruments Inc.	263,804	7,898
*	Take-Two Interactive
	Software Inc.	440,019	7,643
	NIC Inc.	296,125	7,365
*	Plexus Corp.	169,079	7,319
*	Progress Software Corp.	266,778	6,891
*	Sanmina Corp.	412,017	6,881
*	TriQuint Semiconductor Inc.	787,651	6,569
*	Bottomline Technologies
	de Inc.	179,596	6,494
*	Cirrus Logic Inc.	314,852	6,432
*	Veeco Instruments Inc.	194,684	6,407
*	NETGEAR Inc.	191,969	6,323
*	Benchmark Electronics Inc.	271,078	6,256
	Monotype Imaging
	Holdings Inc.	192,482	6,132
	Methode Electronics Inc.	175,836	6,012
*	Blucora Inc.	204,308	5,958
*	ScanSource Inc.	139,264	5,909
*	Monolithic Power
	Systems Inc.	169,919	5,889
*	iGATE Corp.	145,011	5,824

			Market
			Value
		Shares	($000)
*	GT Advanced
	Technologies Inc.	652,356	5,689
	MTS Systems Corp.	78,752	5,611
*	MicroStrategy Inc. Class A	44,883	5,576
*	Netscout Systems Inc.	184,748	5,467
*	Rogers Corp.	86,067	5,293
*	Cabot Microelectronics
	Corp.	115,812	5,293
*	Interactive Intelligence
	Group Inc.	77,668	5,232
*	QLogic Corp.	442,163	5,231
*	Kulicke & Soffa
	Industries Inc.	373,786	4,971
	CSG Systems
	International Inc.	168,917	4,966
*	FARO Technologies Inc.	84,985	4,955
*	OSI Systems Inc.	93,109	4,945
*	ATMI Inc.	159,021	4,804
*	Insight Enterprises Inc.	208,909	4,744
	Tessera Technologies Inc.	240,597	4,742
*	comScore Inc.	164,783	4,714
*	Synchronoss
	Technologies Inc.	149,426	4,643
*	CalAmp Corp.	163,420	4,571
*	Measurement
	Specialties Inc.	73,743	4,475
*	Virtusa Corp.	115,849	4,413
*	Sykes Enterprises Inc.	196,284	4,281
*	Diodes Inc.	180,456	4,252
*	ExlService Holdings Inc.	152,777	4,220
*	Advanced Energy
	Industries Inc.	182,250	4,166
*	Perficient Inc.	166,868	3,908
	Badger Meter Inc.	71,378	3,890
*	LogMeIn Inc.	113,310	3,802
*	Rofin-Sinar
	Technologies Inc.	140,685	3,801
*	Harmonic Inc.	501,597	3,702
*	Monster Worldwide Inc.	517,217	3,688
*	LivePerson Inc.	245,377	3,636
*	Newport Corp.	194,522	3,515
*	Ultratech Inc.	117,116	3,396
	CTS Corp.	167,188	3,329
*	Checkpoint Systems Inc.	204,733	3,229
*	Tangoe Inc.	165,949	2,989
*	Stamps.com Inc.	70,669	2,975
	Park Electrochemical Corp.	103,456	2,971
*	Liquidity Services Inc.	127,194	2,882
*	Exar Corp.	235,802	2,780
	Brooks Automation Inc.	263,757	2,767
*	Super Micro Computer Inc.	161,055	2,764
*	Digital River Inc.	145,108	2,684
	Comtech
	Telecommunications Corp.	82,677	2,606
	Epiq Systems Inc.	160,472	2,601

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Daktronics Inc.	162,228	2,544
	Forrester Research Inc.	66,401	2,540
	Black Box Corp.	80,331	2,394
	Ebix Inc.	158,669	2,336
	Micrel Inc.	236,350	2,333
*	TeleTech Holdings Inc.	95,340	2,282
*	DTS Inc.	92,136	2,209
*	Nanometrics Inc.	110,184	2,099
*	Rudolph Technologies Inc.	163,678	1,922
*	XO Group Inc.	126,229	1,876
*	Mercury Systems Inc.	161,114	1,764
*	Oplink Communications Inc.	94,328	1,754
*	Higher One Holdings Inc.	161,723	1,578
*	Digi International Inc.	130,089	1,577
*	Ceva Inc.	102,024	1,553
*	Procera Networks Inc.	103,102	1,549
*	Dice Holdings Inc.	203,541	1,476
*	CIBER Inc.	335,896	1,391
*	Kopin Corp.	308,305	1,301
*	Supertex Inc.	51,678	1,295
*	QuinStreet Inc.	142,530	1,239
*	Entropic
	Communications Inc.	258,771	1,219
	Cohu Inc.	115,175	1,209
*	DSP Group Inc.	112,151	1,089
	Bel Fuse Inc. Class B	50,659	1,080
*	Ixia	78,890	1,050
*	TTM Technologies Inc.	121,048	1,039
*	Avid Technology Inc.	122,744	1,000
*	Agilysys Inc.	70,828	986
*	Pericom Semiconductor
	Corp.	106,730	946
*	Intevac Inc.	119,958	891
*	Rubicon Technology Inc.	88,323	879
	Electro Scientific
	Industries Inc.	82,402	862
	PC-Tel Inc.	87,735	840
*	VASCO Data Security
	International Inc.	105,551	816
*	Sigma Designs Inc.	16,880	80
			625,701
Materials (6.1%)
	PolyOne Corp.	482,129	17,043
	HB Fuller Co.	247,661	12,888
*	KapStone Paper
	and Packaging Corp.	198,747	11,102
	Balchem Corp.	148,337	8,707
	Schweitzer-Mauduit
	International Inc.	156,200	8,040
*	SunCoke Energy Inc.	348,133	7,941
*	Texas Industries Inc.	106,480	7,324
*	Stillwater Mining Co.	591,871	7,304
	Kaiser Aluminum Corp.	93,054	6,536
	Stepan Co.	94,292	6,188
	PH Glatfelter Co.	213,778	5,909

			Market
			Value
		Shares	($000)
	Globe Specialty Metals Inc.	321,299	5,787
*	OM Group Inc.	158,656	5,777
*	Clearwater Paper Corp.	109,790	5,764
*	AK Steel Holding Corp.	676,971	5,551
*	Calgon Carbon Corp.	269,405	5,542
	Innophos Holdings Inc.	108,910	5,293
	A Schulman Inc.	147,357	5,196
*	RTI International Metals Inc. 151,507		5,183
	Quaker Chemical Corp.	65,313	5,034
	Koppers Holdings Inc.	103,255	4,724
*	Flotek Industries Inc.	223,681	4,489
	AMCOL International Corp.	126,636	4,303
*	LSB Industries Inc.	94,813	3,889
	Deltic Timber Corp.	55,537	3,773
*	Kraton Performance
	Polymers Inc.	161,757	3,728
	Tredegar Corp.	125,050	3,603
*	Headwaters Inc.	363,125	3,555
	Neenah Paper Inc.	79,726	3,410
	Haynes International Inc.	61,391	3,391
	Materion Corp.	102,389	3,159
	Wausau Paper Corp.	246,140	3,121
	American Vanguard Corp.	123,884	3,009
	Myers Industries Inc.	133,426	2,818
*	Century Aluminum Co.	255,761	2,675
	Zep Inc.	112,981	2,052
	Olympic Steel Inc.	45,979	1,332
*	AM Castle & Co.	85,084	1,257
	Hawkins Inc.	28,240	1,050
	FutureFuel Corp.	11,926	188
			207,635
Telecommunication Services (0.4%)
*	Cincinnati Bell Inc.	1,035,122	3,685
	Atlantic Tele-Network Inc.	49,313	2,790
	Lumos Networks Corp.	87,915	1,846
*	General Communication Inc.
	Class A	161,432	1,800
	USA Mobility Inc.	108,880	1,555
	NTELOS Holdings Corp.	75,991	1,537
*	Cbeyond Inc.	76,783	530
			13,743
Utilities (3.5%)
	Southwest Gas Corp.	230,729	12,900
	Piedmont Natural Gas
	Co. Inc.	377,171	12,507
	UNS Energy Corp.	205,757	12,315
	UIL Holdings Corp.	276,921	10,731
	New Jersey Resources
	Corp.	204,222	9,443
	ALLETE Inc.	181,102	9,033
	South Jersey Industries Inc.	159,922	8,949
	Avista Corp.	297,532	8,388
	NorthWestern Corp.	190,658	8,259
	El Paso Electric Co.	199,753	7,013

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Laclede Group Inc.	151,099	6,881
	Northwest Natural Gas Co.	134,162	5,745
	American States Water Co.	192,216	5,522
			117,686
Total Common Stocks
(Cost $1,936,672)			3,378,500
Money Market Instruments (0.1%)
Money Market Fund (0.1%)
2	Vanguard Market
	Liquidity Fund, 0.125%	3,299,835	3,300

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
3	Federal Home Loan Bank
	Discount Notes,
	0.120%, 5/28/14	100	100
3	Federal Home Loan Bank
	Discount Notes,
	0.125%, 5/30/14	100	100
			200
Total Temporary Cash Investments
(Cost $3,500)			3,500
Total Investments (100.0%)
(Cost $1,940,172)			3,382,000
Other Assets and Liabilities (0.0%)
Other Assets			31,750
Liabilities			(33,280)
			(1,530)
Net Assets (100%)			3,380,470

At December 31, 2013, net assets consisted of:
Amount
($000)
Paid-in Capital	1,953,616
Overdistributed Net Investment Income	(2,443)
Accumulated Net Realized Losses	(12,531)
Unrealized Appreciation (Depreciation)	1,441,828
Net Assets	3,380,470

Admiral Shares—Net Assets
Applicable to 72,215,356 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,143,482
Net Asset Value Per Share—
Admiral Shares	$43.53

Institutional Shares—Net Assets
Applicable to 5,432,261 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	236,988
Net Asset Value Per Share—
Institutional Shares	$43.63

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends[1]	33,037
Interest[1]	4
Total Income	33,041
Expenses
The Vanguard Group—Note B
Investment Advisory Services	257
Management and Administrative—Admiral Shares	2,283
Management and Administrative—Institutional Shares	86
Marketing and Distribution—Admiral Shares	507
Marketing and Distribution—Institutional Shares	50
Custodian Fees	81
Auditing Fees	28
Shareholders’ Reports—Admiral Shares	19
Shareholders’ Reports—Institutional Shares	2
Trustees’ Fees and Expenses	3
Total Expenses	3,316
Net Investment Income	29,725
Realized Net Gain (Loss) on Investment Securities Sold[1]	179,174
Change in Unrealized Appreciation (Depreciation) of Investment Securities	760,136

Net Increase (Decrease) in Net Assets Resulting from Operations 969,035
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $697,000, $4,000, and $5,387,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,725	35,169
Realized Net Gain (Loss)	179,174	26,120
Change in Unrealized Appreciation (Depreciation)	760,136	260,786
Net Increase (Decrease) in Net Assets Resulting from Operations	969,035	322,075
Distributions
Net Investment Income
Admiral Shares	(29,056)	(31,431)
Institutional Shares	(2,254)	(2,715)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(31,310)	(34,146)
Capital Share Transactions
Admiral Shares	143,195	8,542
Institutional Shares	(7,441)	4,886
Net Increase (Decrease) from Capital Share Transactions	135,754	13,428
Total Increase (Decrease)	1,073,479	301,357
Net Assets
Beginning of Period	2,306,991	2,005,634
End of Period[1]	3,380,470	2,306,991

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($2,443,000) and ($1,865,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.16	$27.26	$27.17	$21.75	$17.44
Investment Operations
Net Investment Income	. 383.479		.245	.231	.146
Net Realized and Unrealized Gain (Loss)
on Investments[1]	12.389	3.885	.089	5.424	4.316
Total from Investment Operations	12.772	4.364	.334	5.655	4.462
Distributions
Dividends from Net Investment Income	(.402)	(.464)	(.244)	(. 235)	(.152)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.402)	(.464)	(.244)	(. 235)	(.152)
Net Asset Value, End of Period	$43.53	$31.16	$27.26	$27.17	$21.75

Total Return[2]	41.00%	16.03%	1.22%	25.99%	25.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,143	$2,132	$1,857	$1,879	$1,527
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.05%	1.59%	0.88%	0.98%	0.79%
Portfolio Turnover Rate [3]	31%	42%	40%	46%	37%

Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.

1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, and $.01. Effective April 28, 2011, the redemption fee was eliminated.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.22	$27.33	$27.23	$21.80	$17.47
Investment Operations
Net Investment Income	. 398.492		.257	.257	.161
Net Realized and Unrealized Gain (Loss)
on Investments[1]	12.428	3.888	.088	5.432	4.337
Total from Investment Operations	12.826	4.380	.345	5.689	4.498
Distributions
Dividends from Net Investment Income	(.416)	(.490)	(.245)	(. 259)	(.168)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.416)	(.490)	(.245)	(. 259)	(.168)
Net Asset Value, End of Period	$43.63	$31.22	$27.33	$27.23	$21.80

Total Return[2]	41.09%	16.05%	1.26%	26.09%	25.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$237	$175	$149	$147	$99
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.63%	0.92%	1.08%	0.89%
Portfolio Turnover Rate [3]	31%	42%	40%	46%	37%

1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, and $.02. Effective April 28, 2011, the redemption fee was eliminated.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $374,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,378,500	—	—
Temporary Cash Investments	3,300	200	—
Total	3,381,800	200	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized $156,886,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund has reclassified $1,007,000 from paid-in capital to overdistributed net investment income, representing utilized capital loss carryforwards that are required to be included in distributable net income for tax purposes.

For tax purposes, at December 31, 2013, the fund had no ordinary income available for distribution. The fund used capital loss carryforwards of $23,135,000 to offset taxable capital gains realized during the year ended December 31, 2013. At December 31, 2013, the fund had available capital losses totaling $9,756,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $3,210,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $1,942,947,000. Net unrealized appreciation of investment securities for tax purposes was $1,439,053,000, consisting of unrealized gains of $1,448,168,000 on securities that had risen in value since their purchase and $9,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Small-Cap Fund

E. During the year ended December 31, 2013, the fund purchased $1,248,995,000 of investment securities and sold $1,119,272,000 of investment securities, other than temporary cash investments. Purchases and sales include $252,861,000 and $243,524,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	362,747	9,487	164,904	5,532
Issued in Lieu of Cash Distributions	22,870	528	24,791	806
Redeemed	(242,422)	(6,235)	(181,153)	(6,018)
Net Increase (Decrease) —Admiral Shares	143,195	3,780	8,542	320
Institutional Shares
Issued	210,727	5,081	47,431	1,534
Issued in Lieu of Cash Distributions	1,227	28	1,547	50
Redeemed	(219,395)	(5,274)	(44,092)	(1,421)
Net Increase (Decrease) —Institutional Shares	(7,441)	(165)	4,886	163

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed Balanced Fund, Vanguard Tax-Managed Growth and Income Fund, Vanguard Tax-Managed Capital Appreciation Fund and Vanguard Tax-Managed Small-Cap Fund (constituting separate portfolios of Vanguard Tax-Managed Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodians and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 14, 2014

Special 2013 tax information (unaudited) for Vanguard Tax-Managed Funds

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The Tax-Managed Balanced Fund designates 63.24% of its income dividends as exempt-interest dividends.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Fund	($000)
Tax-Managed Balanced Fund	9,822
Tax-Managed Growth and Income Fund	58,958
Tax-Managed Capital Appreciation Fund	82,707
Tax-Managed Small-Cap Fund	28,298

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Fund	Percentage
Tax-Managed Balanced Fund	98.6%[1]
Tax-Managed Growth and Income Fund	100.0
Tax-Managed Capital Appreciation Fund	100.0
Tax-Managed Small-Cap Fund	96.0
1 The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Tax-Managed Funds

Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Tax-Managed Balanced Fund
Returns Before Taxes	14.34%	11.74%	6.24%
Returns After Taxes on Distributions	13.76	11.47	6.05
Returns After Taxes on Distributions and Sale of Fund Shares	8.56	9.64	5.34

	One	Five	Ten
	Year	Years	Years
Tax-Managed Growth and Income Fund Admiral Shares
Returns Before Taxes	32.25%	17.87%	7.37%
Returns After Taxes on Distributions	31.64	17.46	7.03
Returns After Taxes on Distributions and Sale of Fund Shares	18.67	14.55	6.00

	One	Five	Ten
	Year	Years	Years
Tax-Managed Capital Appreciation Fund Admiral Shares
Returns Before Taxes	33.67%	18.75%	7.97%
Returns After Taxes on Distributions	33.19	18.43	7.69
Returns After Taxes on Distributions and Sale of Fund Shares	19.45	15.33	6.51

Average Annual Total Returns: Tax-Managed Funds
Periods Ended December 31, 2013

	One	Five	Ten
	Year	Years	Years
Tax-Managed Small-Cap Fund Admiral Shares
Returns Before Taxes	41.00%	21.25%	10.65%
Returns After Taxes on Distributions	40.66	21.05	10.48
Returns After Taxes on Distributions and Sale of Fund Shares	23.43	17.45	8.48

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,087.06	$0.63
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,162.47	$0.65
Institutional Shares	1,000.00	1,162.69	0.44
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,173.90	$0.66
Institutional Shares	1,000.00	1,174.27	0.44
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,214.34	$0.67
Institutional Shares	1,000.00	1,214.47	0.45
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.60	$0.61
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.60	$0.61
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1-15 Year Municipal Bond Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	of Oxfam America; Director of SKF AB (industrial
Packard Co. (electronic computer manufacturing),

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q870 022014

Annual Report | December 31, 2013

Vanguard Tax-Managed International Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	13
Your Fund’s After-Tax Returns.	29
About Your Fund’s Expenses.	30
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship's wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMS Vanguard, another ship of that era, served as the flagship for Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2013
Total Returns
Vanguard Tax-Managed International Fund
Investor Shares (Inception: 12/19/2013)	3.40%
Admiral™ Shares	22.06
Institutional Shares	22.15
FTSE Developed Markets ETF Shares
Market Price	21.89
Net Asset Value	22.12
Spliced Developed ex North America Index	22.71
International Funds Average	19.46

For a benchmark description, see the Glossary.

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2012, Through December 31, 2013
			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital
	Price	Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares (Inception: 12/19/2013)	$10.00	$10.34	$0.000	$0.000
Admiral Shares	11.26	13.35	0.348	0.000
Institutional Shares	11.27	13.37	0.350	0.000
FTSE Developed Markets ETF Shares	35.02	41.53	1.083	0.000

1

Chairman’s Letter

Dear Shareholder,

Stocks in the developed markets outside the United States posted strong gains in 2013, although not as robust as those seen on Wall Street.

For the 12 months ended December 31, 2013, Vanguard Tax-Managed International Fund returned about 22% for its Admiral and Institutional share classes; the result for Vanguard FTSE Developed Markets ETF was similar. (The fund’s Investor Shares, which were offered for the first time on December 19, recorded less than two weeks of returns.)

The fund’s result diverged a bit from that of its benchmark, the Spliced Developed ex North America Index, because of the effect of fair-value pricing policies required by the Securities and Exchange Commission. (See the box on page 6 for an explanation of these policies.)

Peer international funds, on average, trailed the Tax-Managed International Fund by more than 2 percentage points. Unlike many of its competitors, your fund has minimal exposure to emerging-market stocks, whose returns were far below those of the European and Pacific developed markets.

During the year, the fund’s advisor, Vanguard Equity Investment Group, continued to avoid distributing taxable gains to shareholders. A table showing the fund’s annualized after-tax returns appears later in this report.

2

Your fund will be merged with the Developed Markets Index Fund

In October, your fund’s board of trustees announced that Vanguard Tax-Managed International Fund would merge with Vanguard Developed Markets Index Fund. The merger, expected to be completed in April 2014, continues our efforts to simplify the Vanguard fund lineup and is expected to benefit shareholders of both funds by spreading fixed expenses over a larger asset base. The two funds share a benchmark, the FTSE Developed ex North America Index, and have similar holdings and identical expense ratios.

The merged fund will be named Vanguard Developed Markets Index Fund and will be suitable for investors in nontaxable and tax-deferred accounts. It will offer Investor, Admiral, Institutional, Institutional Plus, and ETF Shares.

Until the merger has been completed, the Developed Markets Index Fund will be closed to new accounts. However, no restrictions are being placed on additional investments by current shareholders.

Earnings, optimism, and stimulus made it a big year for U.S. stocks

For the 12 months ended December 31, U.S. stocks surged about 34%, their best calendar-year finish since 1995. Corporations posted solid earnings, and investors placed a higher premium on those earnings. The Federal Reserve’s stimulative bond-buying program also

Market Barometer

		Average Annual Total Returns
		Periods Ended December 31, 2013
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	33.11%	16.30%	18.59%
Russell 2000 Index (Small-caps)	38.82	15.67	20.08
Russell 3000 Index (Broad U.S. market)	33.55	16.24	18.71
MSCI All Country World Index ex USA (International)	15.29	5.14	12.81

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	-2.02%	3.26%	4.44%
Barclays Municipal Bond Index (Broad tax-exempt market)	-2.55	4.83	5.89
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.06	0.09

CPI
Consumer Price Index	1.50%	2.07%	2.08%

3

supported stock markets; in fact, markets slumped a bit in the summer when questions arose about the timing of the program’s unwinding. In December, the Fed ended the uncertainty by announcing that it would begin paring its bond purchases in January 2014.

International stocks returned about 15%. The developed markets of Europe and the Pacific region posted double-digit results, but emerging markets dipped into negative territory.

For 2014, Vanguard Chief Economist Joe Davis and his team are guarded in their outlook for global stock returns, and their forecast for the bond market remains muted. Although Joe readily acknowledges that such forecasts are accompanied by uncertainty, he writes, “We believe a balanced and diversified, low-cost portfolio can remain a high-value proposition in the decade ahead.” (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

Bond returns faltered as Fed tapering loomed
The broad U.S. taxable bond market returned –2.02%—its first negative calendar-year result since 1999 and its worst since 1994. The Fed’s plans for phasing out its bond-buying program rattled investors, who sold bonds in anticipation of further price declines.

Expense Ratios
Your Fund Compared With Its Peer Group
				FTSE
				Developed
				Markets
	Investor	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.20%	0.10%	0.07%	0.10%	1.33%

The fund expense ratios shown are from the prospectus dated December 19, 2013 (July 29, 2013, for ETF Shares), and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the fund’s expense ratios were 0.20% (annualized) for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2012.

Peer group: International Funds.

4

Municipal bonds returned –2.55%. The yield of the 10-year Treasury note closed at 2.97%, up from 1.76% at the close of December 2012. (Bond yields and prices move in opposite directions.)

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned –3.08%. Money market fund and savings account returns remained tiny as the Fed held short-term interest rates between 0% and 0.25%.

Europe and Japan performed well, pushing the fund’s returns higher
The developed markets of Europe and the Asia-Pacific region account for about 75% of the non-U.S. equity market—and nearly every market in the two regions delivered a double-digit return for the fiscal year.

Investors seemed to take heart from tentative signs of improvement in Europe. Many long-term problems weighed on its economy, including high unemployment and some countries’ austerity measures, but the Eurozone’s emergence from recession and an apparent stabilization of the banking crisis fueled a sharp rise in stocks. Germany returned 32% and France 28%, and some markets more directly affected by the crisis (Ireland and Spain, for example) also did well. The United Kingdom, which accounts for about one-fifth of the fund’s assets, returned 21%.

Many European financial service companies saw their stock prices strongly rebound. Other bright spots included mobile communications and consumer services.

Total Returns
Ten Years Ended December 31, 2013
Average
Annual Return
Tax-Managed International Fund Admiral Shares	7.08%
Spliced Developed ex North America Index	6.91
International Funds Average	6.57

For a benchmark description, see the Glossary.

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

Along the Pacific Rim, the standout was Japan, where the fund’s holdings returned about 28%. Investors applauded “Abenomics”—Prime Minister Shinzo Abe’s aggressive stimulus program aimed at ending deflation and breathing new life into one of the world’s largest economies. This program resulted in a significant weakening of the yen, which led to a strong rally in stocks of export-oriented companies, particularly automakers and equipment manufacturers. Financial stocks also shot up as asset prices rose and the outlook for the Japanese economy improved.

Other developed Asia-Pacific markets generally produced solid but more modest returns. The second-largest market, Australia, returned just 6% as a slowdown in its commodity export businesses muted investor enthusiasm. A sharp drop (–16%) in the value of the Australian dollar versus the U.S. dollar also crimped returns for U.S.-based investors.

Soft global demand for energy and commodities led oil and gas, mining, and utility stocks to turn in some of the developed markets’ weaker performances.

In a decade with ups and downs, the fund closely tracked its index
For the ten years ended December 31, 2013, Vanguard Tax-Managed International Fund posted an average annual return of 7.08% for Admiral Shares. It achieved its tax-management objective, closely tracked its benchmark, and slightly outpaced its peer average.

A note on fair-value pricing

The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

6

Vanguard Equity Investment Group deserves credit for the fund’s success in tracking the benchmark during a volatile ten years that included the financial crisis and global recession of 2008-2009. The advisor was helped in this effort by the fund’s low expenses, which are far below the average for its peer group.

The power of compounding can put time on your side
The purpose of my annual letter to you is, of course, to report on how your fund fared over the past year. It’s important to be aware of how your fund is doing in the latest market environment; however, short-term performance isn’t what matters most. The focus on the preceding 12 months shouldn’t distract investors from the long-term commitment they need to help reach their goals.

To be sure, there are many aspects of investing success that you can’t control, including overall market performance. But you can control how long you invest. That’s important because it allows you to harness the power of compounding—the snowball effect that occurs when your earnings generate even more earnings. As Benjamin Franklin said, “Money makes money.”

A simple example illustrates the benefits that can potentially result from investing and then reinvesting your money over the long haul. Suppose you were able to put away $10,000 and earn 6% a year (keep in mind that this is hypothetical; actual returns would probably be different and less predictable). If you keep reinvesting the earnings, after ten years your investment will grow to almost $18,000. After 30 years, it will total more than $57,000.

Compounding can make a real difference in your account balance over time, particularly when combined with Vanguard’s low expense ratios—which allow you to keep more of the return on your investment.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 21, 2014

7

Tax-Managed International Fund

Fund Profile
As of December 31, 2013

Share-Class Characteristics
FTSE Developed
	Investor	Admiral	Institutional	Markets
	Shares	Shares	Shares	ETF Shares
Ticker Symbol	VDVIX	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.20%	0.10%	0.07%	0.10%

Portfolio Characteristics
		FTSE	MSCI
		Developed	AC
		ex North	World
		America	Index
	Fund	Index	ex USA
Number of Stocks	1,302	1,340	1,813
Median Market Cap	$37.9B	$37.8B	$35.8B
Price/Earnings Ratio	18.0x	18.2x	16.8x
Price/Book Ratio	1.7x	1.6x	1.7x
Return on Equity	13.5%	13.4%	14.6%
Earnings Growth
Rate	5.3%	5.4%	6.9%
Dividend Yield	2.8%	2.8%	2.9%
Turnover Rate	13%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)

		FTSE	MSCI
		Developed	AC
		ex North	World
		America	Index
	Fund	Index	ex USA
Basic Materials	8.5%	8.4%	8.5%
Consumer Goods	17.8	18.0	15.6
Consumer Services	8.0	7.8	7.4
Financials	24.5	24.7	26.6
Health Care	8.5	8.6	7.2
Industrials	14.2	14.2	12.5
Oil & Gas	6.5	6.5	8.9
Technology	3.4	3.3	4.3
Telecommunications	5.1	5.0	5.6
Utilities	3.5	3.5	3.4

Volatility Measures
	Spliced	MSCI
	Developed	AC
	ex North	World
	America	Index
	Index	ex USA
R-Squared	0.98	0.95
Beta	1.00	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Nestle SA	Food Products	1.6%
Royal Dutch Shell plc	Integrated Oil & Gas	1.6
HSBC Holdings plc	Banks	1.4
Roche Holding AG	Pharmaceuticals	1.4
Vodafone Group plc	Mobile
	Telecommunications	1.3
Novartis AG	Pharmaceuticals	1.3
BHP Billiton Ltd.	General Mining	1.2
Toyota Motor Corp.	Automobiles	1.1
BP plc	Integrated Oil & Gas	1.1
Samsung Electronics	Consumer
Co. Ltd.	Electronics	1.0
Top Ten		13.0%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated December 19, 2013 (July 29, 2013, for ETF Shares), and represent estimated costs for the current fiscal year. For the fiscal year ended December 31, 2013, the expense ratios were 0.20% (annualized) for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF Shares.

8

Tax-Managed International Fund

Market Diversification (% of equity exposure)

		FTSE	MSCI
		Developed	AC
		ex North	World
		America	Index
	Fund	Index	ex USA
Europe
United Kingdom	20.6%	20.5%	15.8%
France	8.9	8.9	7.0
Germany	8.6	8.7	6.8
Switzerland	8.3	8.4	6.4
Spain	3.1	3.1	2.4
Sweden	3.0	3.0	2.3
Netherlands	2.9	2.8	2.2
Italy	2.1	2.2	1.6
Denmark	1.1	1.2	0.9
Belgium	1.0	1.1	0.9
Other	2.3	2.2	1.8
Subtotal	61.9%	62.1%	48.1%
Pacific
Japan	21.3%	21.2%	14.8%
Australia	7.2	7.2	5.4
South Korea	4.2	4.2	3.2
Hong Kong	3.3	3.3	2.2
Singapore	1.4	1.4	1.1
Other	0.1	0.1	0.1
Subtotal	37.5%	37.4%	26.8%
Emerging Markets	0.1%	0.0%	17.7%
North America	0.0%	0.0%	7.1%
Middle East	0.5%	0.5%	0.3%

Allocation by Region (% of portfolio)

9

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: July 20, 2007, Through December 31, 2013
Initial Investment of $10,000

		Average Annual Total Returns
	Periods Ended December 31, 2013
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(7/20/2007)	Investment
FTSE Developed Markets ETF Shares
Net Asset Value	22.12%	12.01%	0.23%	$10,148
FTSE Developed Markets ETF Shares
Market Price	21.89	11.83	0.25	10,165
Spliced Developed ex North America Index	22.71	12.42	-0.07	9,953
International Funds Average	19.46	12.35	-0.28	9,819
MSCI All Country World Index ex USA	15.29	12.81	-0.06	9,961

For a benchmark description, see the Glossary

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Tax-Managed International Fund Admiral Shares	22.06%	11.97%	7.08%	$19,814
Spliced Developed ex North America Index	22.71	12.42	6.91	19,499
MSCI All Country World Index ex USA	15.29	12.81	7.57	20,737

See Financial Highlights for dividend and capital gains information.

10

Tax-Managed International Fund

		Average Annual Total Returns
	Periods Ended December 31, 2013			Final Value
	One	Five	Ten of a $5,000,000
	Year	Years	Years	Investment
Tax-Managed International Fund Institutional Shares	22.15%	12.06%	7.14%	$9,965,049
Spliced Developed ex North America Index	22.71	12.42	6.91	9,749,400
MSCI All Country World Index ex USA	15.29	12.81	7.57	10,368,546

Cumulative Returns of ETF Shares: July 20, 2007, Through December 31, 2013
				Since
		One	Five	Inception
		Year	Years	(7/20/2007)
FTSE Developed Markets ETF Shares Market Price		21.89%	74.88%	1.65%
FTSE Developed Markets ETF Shares Net Asset Value		22.12	76.28	1.48
Spliced Developed ex North America Index		22.71	79.59	-0.47

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

11

Tax-Managed International Fund

Fiscal-Year Total Returns (%): December 31, 2003, Through December 31, 2013

Tax-Managed International Fund Admiral Shares
Spliced Developed ex North America Index
For a benchmark description, see the Glossary.

12

Tax-Managed International Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2013

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,430,339	169,340	0.8%
BHP Billiton Ltd.	4,835,651	164,863	0.8%
Westpac Banking Corp.	4,679,465	135,652	0.6%
Australia & New Zealand Banking Group Ltd.	4,141,144	119,548	0.5%
National Australia Bank Ltd.	3,486,517	108,822	0.5%
Australia—Other †		841,419	3.9%
		1,539,644	7.1%

Austria †		57,945	0.3%

Belgium
Anheuser-Busch InBev NV	1,191,293	126,678	0.6%
Belgium—Other †		97,101	0.4%
		223,779	1.0%

Brazil †		23,749	0.1%

Denmark
Novo Nordisk A/S Class B	581,737	106,664	0.5%
Denmark—Other †		138,125	0.6%
		244,789	1.1%

Finland †		180,485	0.8%

France
Total SA	3,025,466	185,702	0.9%
Sanofi	1,707,150	182,316	0.9%
BNP Paribas SA	1,454,786	113,484	0.5%
France—Other †		1,427,306	6.6%
		1,908,808	8.9%

13

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Bayer AG	1,238,393	173,884	0.8%
Siemens AG	1,179,756	161,767	0.7%
BASF SE	1,374,013	146,654	0.7%
Daimler AG	1,420,882	123,311	0.6%
Allianz SE	680,373	122,417	0.6%
SAP AG	1,341,679	116,353	0.5%
Deutsche Telekom AG	4,593,064	79,140	0.4%
Kabel Deutschland Holding AG	33,747	4,381	0.0%
Germany—Other †		913,506	4.2%
		1,841,413	8.5%

Greece †		6,174	0.0%

Hong Kong
AIA Group Ltd.	17,931,976	90,260	0.4%
Hang Seng Bank Ltd.	1,068,705	17,357	0.1%
Hong Kong—Other †		611,054	2.8%
		718,671	3.3%

Ireland †		37,915	0.2%

Israel
Osem Investments Ltd.	57,249	1,398	0.0%
Israel—Other †		105,375	0.5%
		106,773	0.5%

Italy
Eni SPA	3,656,245	88,349	0.4%
Italy—Other †		358,727	1.7%
		447,076	2.1%
Japan
Toyota Motor Corp.	3,946,918	240,664	1.1%
Mitsubishi UFJ Financial Group Inc.	21,231,044	140,961	0.7%
SoftBank Corp.	1,404,100	123,211	0.6%
Honda Motor Co. Ltd.	2,681,439	110,682	0.5%
Sumitomo Mitsui Financial Group Inc.	2,025,158	105,315	0.5%
Chugai Pharmaceutical Co. Ltd.	366,500	8,113	0.0%
Hino Motors Ltd.	417,000	6,569	0.0%
Daihatsu Motor Co. Ltd.	301,600	5,116	0.0%
Japan—Other †		3,775,765	17.5%
		4,516,396	20.9%
Netherlands
Unilever NV	2,332,186	93,767	0.4%
ING Groep NV	5,818,331	81,274	0.4%
Netherlands—Other †		438,185	2.0%
		613,226	2.8%

New Zealand †		32,034	0.1%

Norway †		162,005	0.8%

Portugal †		32,756	0.2%

14

Tax-Managed International Fund

			Market	Percentage
			Value	of Net
		Shares	($000)	Assets
Singapore †			302,083	1.4%

South Korea
Samsung Electronics Co. Ltd.		102,020	132,937	0.6%
South Korea—Other †			774,018	3.6%
			906,955	4.2%
Spain
Banco Santander SA		16,830,737	151,351	0.7%
Banco Bilbao Vizcaya Argentaria SA		8,636,775	106,842	0.5%
Telefonica SA		5,909,251	96,621	0.5%
Spain—Other †			309,692	1.4%
			664,506	3.1%

Sweden †			640,907	3.0%

Switzerland
Nestle SA		4,793,130	351,289	1.6%
Roche Holding AG		1,047,332	293,385	1.4%
Novartis AG		3,472,075	278,285	1.3%
UBS AG		5,274,222	100,987	0.5%
ABB Ltd.		3,437,771	90,895	0.4%
Switzerland—Other †			668,619	3.1%
			1,783,460	8.3%
United Kingdom
HSBC Holdings plc		28,017,487	307,470	1.4%
Vodafone Group plc		72,524,380	285,544	1.3%
BP plc		28,013,366	227,025	1.1%
Royal Dutch Shell plc Class A		5,976,443	214,186	1.0%
GlaxoSmithKline plc		7,248,336	193,658	0.9%
British American Tobacco plc		2,787,599	149,623	0.7%
Royal Dutch Shell plc Class B		3,492,632	131,743	0.6%
Diageo plc		3,742,951	124,037	0.6%
AstraZeneca plc		1,866,167	110,715	0.5%
BG Group plc		5,071,857	109,139	0.5%
Barclays plc		23,962,955	108,358	0.5%
Rio Tinto plc		1,855,953	104,880	0.5%
BHP Billiton plc		3,125,713	96,991	0.5%
Lloyds Banking Group plc		72,176,088	94,709	0.4%
Prudential plc		3,805,988	85,041	0.4%
United Kingdom—Other †			2,049,045	9.5%
			4,392,164	20.4%
Total Common Stocks (Cost $17,725,791)			21,383,713	99.1%[1]

	Coupon
Temporary Cash Investments
Money Market Fund
[2]Vanguard Market Liquidity Fund	0.125%	158,118,219	158,118	0.7%

3U.S. Government and Agency Obligations †			8,047	0.1%
Total Temporary Cash Investments (Cost $166,166)			166,165	0.8%[1]
Total Investments (Cost $17,891,957)			21,549,878	99.9%

15

Tax-Managed International Fund

	Market	Percentage
	Value	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets	79,575	0.4%
Liabilities	(66,583)	(0.3%)
	12,992	0.1%
Net Assets	21,562,870	100.0%

At December 31, 2013, net assets consisted of:
		Amount
		($000)
Paid-in Capital		18,859,763
Overdistributed Net Investment Income		(11,529)
Accumulated Net Realized Losses		(950,076)
Unrealized Appreciation (Depreciation)
Investment Securities		3,657,921
Futures Contracts		5,635
Foreign Currencies		1,156
Net Assets		21,562,870

Investor Shares—Net Assets
Applicable to 9,474 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		98
Net Asset Value Per Share—Investor Shares		$10.34

Admiral Shares—Net Assets
Applicable to 154,254,988 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		2,059,749
Net Asset Value Per Share—Admiral Shares		$13.35

Institutional Shares—Net Assets
Applicable to 36,094,113 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		482,470
Net Asset Value Per Share—Institutional Shares		$13.37

ETF Shares—Net Assets
Applicable to 458,045,747 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		19,020,553
Net Asset Value Per Share—ETF Shares		$41.53

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $7,547,000 have been segregated as initial margin for open futures contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Tax-Managed International Fund

Statement of Operations

Year Ended
December 31, 2013
($000)
Investment Income
Income
Dividends[1]	498,099
Interest[2]	72
Total Income	498,171
Expenses
The Vanguard Group—Note B
Investment Advisory Services	881
Management and Administrative—Investor Shares	1
Management and Administrative—Admiral Shares	879
Management and Administrative—Institutional Shares	110
Management and Administrative—ETF Shares	7,028
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—Admiral Shares	333
Marketing and Distribution—Institutional Shares	73
Marketing and Distribution—ETF Shares	3,367
Custodian Fees	1,859
Auditing Fees	36
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	267
Trustees’ Fees and Expenses	16
Total Expenses	14,854
Net Investment Income	483,317
Realized Net Gain (Loss)
Investment Securities Sold	(285,356)
Futures Contracts	3,895
Foreign Currencies	(3,635)
Realized Net Gain (Loss)	(285,096)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	3,140,442
Futures Contracts	5,635
Foreign Currencies	953
Change in Unrealized Appreciation (Depreciation)	3,147,030
Net Increase (Decrease) in Net Assets Resulting from Operations	3,345,251
1 Dividends are net of foreign withholding taxes of $33,873,000.
2 Interest income from an affiliated company of the fund was $69,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Tax-Managed International Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2013	2012
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	483,317	349,511
Realized Net Gain (Loss)	(285,096)	(112,180)
Change in Unrealized Appreciation (Depreciation)	3,147,030	1,528,577
Net Increase (Decrease) in Net Assets Resulting from Operations	3,345,251	1,765,908
Distributions
Net Investment Income
Investor Shares	—	—
Admiral Shares	(48,139)	(41,759)
Institutional Shares	(10,060)	(11,033)
ETF Shares	(421,854)	(303,175)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(480,053)	(355,967)
Capital Share Transactions
Investor Shares	96	—
Admiral Shares	344,713	12,399
Institutional Shares	89,173	(8,273)
ETF Shares	5,527,704	3,363,880
Net Increase (Decrease) from Capital Share Transactions	5,961,686	3,368,006
Total Increase (Decrease)	8,826,884	4,777,947
Net Assets
Beginning of Period	12,735,986	7,958,039
End of Period[1]	21,562,870	12,735,986

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,529,000) and ($11,932,000).

See accompanying Notes, which are an integral part of the Financial Statements.

18

Tax-Managed International Fund

Financial Highlights

Investor Shares
December 19, 2013[1] to
For a Share Outstanding Throughout the Period	December 31, 2013
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income	.008
Net Realized and Unrealized Gain (Loss) on Investments	.332
Total from Investment Operations	.340
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$10.34

Total Return[2]	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0.1
Ratio of Total Expenses to Average Net Assets	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	2.80%[3]
Portfolio Turnover Rate[4]	13%

1 Inception.
2 Total returns do not include account services fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account services fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Tax-Managed International Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.26	$9.79	$11.58	$10.95	$8.74
Investment Operations
Net Investment Income	.353	.332	.342	.278	.277[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.085	1.474	(1.794)	.634	2.190
Total from Investment Operations	2.438	1.806	(1.452)	.912	2.467
Distributions
Dividends from Net Investment Income	(.348)	(.336)	(.338)	(.282)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.348)	(.336)	(.338)	(.282)	(.257)
Net Asset Value, End of Period	$13.35	$11.26	$9.79	$11.58	$10.95

Total Return[2]	22.06%	18.56%	-12.51%	8.36%	28.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,060	$1,425	$1,229	$1,476	$1,409
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.12%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.91%	3.40%	3.31%	2.70%	2.87%
Portfolio Turnover Rate[3]	13%	7%	5%	6%	9%

The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011 and prior periods’ Financial Highlights are for the Investor Share class. The Investor Shares recommenced on December 19, 2013 and are presented separately.

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Tax-Managed International Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.27	$9.79	$11.60	$10.96	$8.74
Investment Operations
Net Investment Income	.356	.336	.347	.289	.288[1]
Net Realized and Unrealized Gain (Loss)
on Investments	2.094	1.483	(1.813)	.644	2.197
Total from Investment Operations	2.450	1.819	(1.466)	.933	2.485
Distributions
Dividends from Net Investment Income	(.350)	(.339)	(.344)	(.293)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.350)	(.339)	(.344)	(.293)	(.265)
Net Asset Value, End of Period	$13.37	$11.27	$9.79	$11.60	$10.96

Total Return[2]	22.15%	18.70%	-12.62%	8.55%	28.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$482	$332	$294	$253	$219
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.93%	3.43%	3.35%	2.80%	2.97%
Portfolio Turnover Rate[3]	13%	7%	5%	6%	9%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Tax-Managed International Fund

Financial Highlights

FTSE Developed Markets ETF Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$35.02	$30.44	$36.04	$34.06	$27.18
Investment Operations
Net Investment Income	1.099	1.035	1.067	.887	.860[1]
Net Realized and Unrealized Gain (Loss)
on Investments	6.494	4.591	(5.609)	1.990	6.836
Total from Investment Operations	7.593	5.626	(4.542)	2.877	7.696
Distributions
Dividends from Net Investment Income	(1.083)	(1.046)	(1.058)	(.897)	(.816)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.083)	(1.046)	(1.058)	(.897)	(.816)
Net Asset Value, End of Period	$41.53	$35.02	$30.44	$36.04	$34.06

Total Return	22.12%	18.60%	-12.57%	8.47%	28.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,021	$10,979	$6,435	$5,414	$4,356
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.91%	3.40%	3.31%	2.76%	2.92%
Portfolio Turnover Rate[2]	13%	7%	5%	6%	9%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through December 31, 2013. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

23

Tax-Managed International Fund

3. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2013, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on quarterly average aggregate settlement values.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

24

Tax-Managed International Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2013, the fund had contributed capital of $2,339,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	46,652	21,337,061	—
Temporary Cash Investments	158,118	8,047	—
Futures Contracts—Assets[1]	1,264	—	—
Total	206,034	21,345,108	—
1 Represents variation margin on the last day of the reporting period.

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Topix Index	March 2014	269	33,335	1,502
Dow Jones EURO STOXX 50 Index	March 2014	1012	43,341	1,907
S&P ASX 200 Index	March 2014	152	18,080	734
FTSE 100 Index	March 2014	397	44,038	1,492
				5,635

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

25

Tax-Managed International Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2013, the fund realized net foreign currency losses of $3,635,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to overdistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended December 31, 2013, the fund realized gains on the sale of passive foreign investment companies of $774,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to overdistributed net investment income. Passive foreign investment companies held at December 31, 2013, had unrealized appreciation of $5,034,000.

During the year ended December 31, 2013, the fund realized $125,177,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2013, the fund had $2,198,000 of ordinary income available for distribution. At December 31, 2013, the fund had available capital losses totaling $937,618,000 to offset future net capital gains. Of this amount, $429,605,000 is subject to expiration dates; $90,589,000 may be used to offset future net capital gains through December 31, 2016 and $339,016,000 through December 31, 2017. Capital losses of $508,013,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2013, the cost of investment securities for tax purposes was $17,906,050,000.

Net unrealized appreciation of investment securities for tax purposes was $3,643,828,000, consisting of unrealized gains of $4,179,174,000 on securities that had risen in value since their purchase and $535,346,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2013, the fund purchased $8,220,805,000 of investment securities and sold $2,435,233,000 of investment securities, other than temporary cash investments. Purchases and sales include $5,604,443,000 and $295,807,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

Tax-Managed International Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2013		2012
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares[1]
Issued	96	9	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—Investor Shares	96	9	—	—
Admiral Shares
Issued	414,929	33,436	157,596	14,955
Issued in Lieu of Cash Distributions	37,793	3,170	32,646	2,975
Redeemed	(108,009)	(8,865)	(177,843)	(16,994)
Net Increase (Decrease)—Admiral Shares	344,713	27,741	12,399	936
Institutional Shares
Issued	120,193	9,170	62,751	5,966
Issued in Lieu of Cash Distributions	7,692	645	8,839	805
Redeemed	(38,712)	(3,203)	(79,863)	(7,269)
Net Increase (Decrease)—Institutional Shares	89,173	6,612	(8,273)	(498)
ETF Shares
Issued	5,832,350	152,556	3,363,880	102,066
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(304,646)	(8,000)	—	—
Net Increase (Decrease)—ETF Shares	5,527,704	144,556	3,363,880	102,066
1 Inception date: December 19, 2013.

G. Management has determined that no material events or transactions occurred subsequent to December 31, 2013, that would require recognition or disclosure in these financial statements.

In October 2013, Vanguard announced plans to merge Vanguard Developed Markets Index Fund with Vanguard Tax-Managed International Fund in the second quarter of 2014. The funds share similar holdings and seek to track the same benchmark—the FTSE Developed ex North America Index. The merged fund, to be named Vanguard Developed Markets Index Fund, will offer Investor, Admiral, Institutional, Institutional Plus, and ETF Shares.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Tax-Managed Funds and the Shareholders of Vanguard Tax-Managed International Fund:

In our opinion, the accompanying statement of net assets–investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the “Fund”) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 18, 2014

Special 2013 tax information (unaudited) for Vanguard Tax-Managed International Fund

This information for the fiscal year ended December 31, 2013, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $480,053,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $531,928,000 and foreign taxes paid of $32,398,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2014 to determine the calendar-year amounts to be included on their 2013 tax returns.

28

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for one share class only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE Developed Markets ETF Shares
Periods Ended December 31, 2013
			Since
	One	Five	Inception
	Year	Years	(7/20/2007)
Returns Before Taxes	22.12%	12.01%	0.23%
Returns After Taxes on Distributions	21.41	11.63	–0.11
Returns After Taxes on Distributions and Sale of Fund Shares	13.20	9.83	0.40

29

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

30

Six Months Ended December 31, 2013
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	6/30/2013	12/31/2013	Period
Based on Actual Fund Return
Admiral Shares	$1,000.00	$1,178.99	$0.49
Institutional Shares	1,000.00	1,179.80	0.38
FTSE Developed Markets ETF Shares	1,000.00	1,179.55	0.49
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.75	$0.46
Institutional Shares	1,000.00	1,024.85	0.36
FTSE Developed Markets ETF Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period. This table does not include figures for share classes with less than six months of history.

31

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

32

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex North America Index: MSCI EAFE Index through May 28, 2013; FTSE

Developed ex North America Index thereafter.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 182 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.
Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]	F. Joseph Loughrey
Principal Occupation(s) During the Past Five Years:	Born 1949. Trustee Since October 2009. Principal
Chairman and Chief Executive Officer (retired 2009)	Occupation(s) During the Past Five Years: President
and President (2006–2008) of Rohm and Haas Co.	and Chief Operating Officer (retired 2009) of Cummins
(chemicals); Director of Tyco International, Ltd.	Inc. (industrial machinery); Chairman of the Board of
(diversified manufacturing and services), Hewlett-	Hillenbrand, Inc. (specialized consumer services) and
Packard Co. (electronic computer manufacturing),	of Oxfam America; Director of SKF AB (industrial

machinery), Hyster-Yale Materials Handling, Inc.	Executive Officers
(forklift trucks), and the Lumina Foundation for
Education; Member of the Advisory Council for the	Glenn Booraem
College of Arts and Letters and of the Advisory Board	Born 1967. Controller Since July 2010. Principal
to the Kellogg Institute for International Studies, both	Occupation(s) During the Past Five Years: Principal
at the University of Notre Dame.	of The Vanguard Group, Inc.; Controller of each of
the investment companies served by The Vanguard
Mark Loughridge	Group; Assistant Controller of each of the investment
Born 1953. Trustee Since March 2012. Principal	companies served by The Vanguard Group (2001–2010).
Occupation(s) During the Past Five Years: Senior Vice
President and Chief Financial Officer at IBM (information	Thomas J. Higgins
technology services); Fiduciary Member of IBM’s	Born 1957. Chief Financial Officer Since September
Retirement Plan Committee.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Director of TIFF Advisory Services, Inc. (investment	Occupation(s) During the Past Five Years: Principal of
advisor); Member of the Investment Advisory	The Vanguard Group, Inc.; Treasurer of each of the
Committees of the Financial Industry Regulatory	investment companies served by The Vanguard
Authority (FINRA) and of Major League Baseball.	Group; Assistant Treasurer of each of the investment
companies served by The Vanguard Group (1988–2008).
André F. Perold
Born 1952. Trustee Since December 2004. Principal	Heidi Stam
Occupation(s) During the Past Five Years: George	Born 1956. Secretary Since July 2005. Principal
Gund Professor of Finance and Banking at the Harvard	Occupation(s) During the Past Five Years: Managing
Business School (retired 2011); Chief Investment	Director of The Vanguard Group, Inc.; General Counsel
Officer and Managing Partner of HighVista Strategies	of The Vanguard Group; Secretary of The Vanguard
LLC (private investment firm); Director of Rand	Group and of each of the investment companies
Merchant Bank; Overseer of the Museum of Fine	served by The Vanguard Group; Director and Senior
Arts Boston.	Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Vanguard Senior ManagementTeam
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Mortimer J. Buckley	Chris D. McIsaac
President, and Chief Executive Officer of NACCO	Kathleen C. Gubanich	Michael S. Miller
Industries, Inc. (housewares/lignite) and of Hyster-Yale	Paul A. Heller	James M. Norris
Materials Handling, Inc. (forklift trucks); Director of	Martha G. King	Glenn W. Reed
the National Association of Manufacturers; Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland;
Advisory Chairman of the Board of The Cleveland
Museum of Art.	Chairman Emeritus and Senior Advisor
John J. Brennan
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	Chairman, 1996–2009
Occupation(s) During the Past Five Years: President	Chief Executive Officer and President, 1996–2008
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
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fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
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find out more about this public service, call the SEC at
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copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
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Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1270 022014

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2013: $147,000
Fiscal Year Ended December 31, 2012: $147,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2013: $5,714,113
Fiscal Year Ended December 31, 2012: $4,809,780

Includes fees billed in connection with audits of the Registrant and other registered investment companies in the Vanguard complex. Also includes fees billed in connection with audits of The Vanguard Group, Inc. and Vanguard Marketing Corporation for Fiscal Year Ended December 31, 2013.

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2013: $1,552,950
Fiscal Year Ended December 31, 2012: $1,812,565

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended December 31, 2013: $110,000
Fiscal Year Ended December 31, 2012: $490,518

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation. Also includes fees billed in connection with certain tax services related to audits of the Registrant and other registered investment companies in the Vanguard complex for Fiscal Year Ended December 31, 2012.

(d) All Other Fees.

Fiscal Year Ended December 31, 2013: $132,000
Fiscal Year Ended December 31, 2012: $16,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2013: $242,000
Fiscal Year Ended December 31, 2012: $506,518

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Emerson U. Fullwood, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, Alfred M. Rankin, Jr., and Peter F. Volanakis.

Item 6: Investments.

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)

Common Stocks (99.1%)[1]
Australia (7.1%)
Commonwealth Bank of Australia	2,430,339	169,340
BHP Billiton Ltd.	4,835,651	164,863
Westpac Banking Corp.	4,679,465	135,652
Australia & New Zealand Banking Group Ltd.	4,141,144	119,548
National Australia Bank Ltd.	3,486,517	108,822
Wesfarmers Ltd.	1,774,644	69,873
Woolworths Ltd.	1,916,702	58,041
CSL Ltd.	776,157	47,848
Rio Tinto Ltd.	679,287	41,578
Woodside Petroleum Ltd.	983,376	34,250
Telstra Corp. Ltd.	7,121,416	33,425
* Macquarie Group Ltd.	505,661	24,819
Suncorp Group Ltd.	2,035,914	23,897
Origin Energy Ltd.	1,708,066	21,526
Santos Ltd.	1,555,046	20,380
Brambles Ltd.	2,478,663	20,308
QBE Insurance Group Ltd.	1,807,527	18,646
Insurance Australia Group Ltd.	3,492,709	18,185
AMP Ltd.	4,619,407	18,156
Amcor Ltd.	1,917,116	18,109
Transurban Group	2,554,626	15,623
Aurizon Holdings Ltd.	3,353,646	14,647
Oil Search Ltd.	1,942,147	14,110
ASX Ltd.	428,868	14,103
AGL Energy Ltd.	965,161	12,975
Fortescue Metals Group Ltd.	2,452,282	12,810
Orica Ltd.	556,628	11,903
Crown Resorts Ltd.	631,698	9,531
Lend Lease Group	946,016	9,441
Sonic Healthcare Ltd.	630,472	9,357
Coca-Cola Amatil Ltd.	862,317	9,277
Asciano Ltd.	1,653,360	8,524
Computershare Ltd.	823,268	8,390
Bendigo and Adelaide Bank Ltd.	781,549	8,216
Ramsay Health Care Ltd.	211,458	8,184
Newcrest Mining Ltd.	1,160,982	8,153
APA Group	1,508,864	8,098
James Hardie Industries plc	689,802	8,006
Tatts Group Ltd.	2,462,919	6,828
Incitec Pivot Ltd.	2,737,086	6,566
Bank of Queensland Ltd.	594,808	6,476
Toll Holdings Ltd.	1,218,485	6,197
Sydney Airport	1,780,685	6,052
Shopping Centres Australasia Property Group	4,323,073	5,968
Boral Ltd.	1,369,118	5,855
Challenger Ltd.	1,010,356	5,611
WorleyParsons Ltd.	354,782	5,278
Iluka Resources Ltd.	668,176	5,178
ALS Ltd.	625,706	4,937
Cochlear Ltd.	91,811	4,837
* BlueScope Steel Ltd.	910,361	4,750
Tabcorp Holdings Ltd.	1,439,827	4,675
IOOF Holdings Ltd.	569,666	4,569
Treasury Wine Estates Ltd.	1,049,717	4,527
Ansell Ltd.	243,294	4,496
Caltex Australia Ltd.	245,786	4,417
Metcash Ltd.	1,517,126	4,284
* Alumina Ltd.	4,291,110	4,260
SP AusNet	3,606,546	4,016
Flight Centre Travel Group Ltd.	92,942	3,958
Perpetual Ltd.	89,895	3,887

1

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Aristocrat Leisure Ltd.	883,531	3,712
Leighton Holdings Ltd.	253,369	3,659
Downer EDI Ltd.	789,722	3,441
DuluxGroup Ltd.	712,077	3,415
Arrium Ltd.	2,124,385	3,336
Echo Entertainment Group Ltd.	1,503,298	3,312
Platinum Asset Management Ltd.	532,459	3,287
Harvey Norman Holdings Ltd.	1,030,694	2,917
Adelaide Brighton Ltd.	856,792	2,814
* Sims Metal Management Ltd.	286,068	2,787
Seven West Media Ltd.	1,207,202	2,544
Envestra Ltd.	2,255,154	2,298
* Orora Ltd.	2,053,733	2,127
* Recall Holdings Ltd.	583,463	2,115
CSR Ltd.	891,140	2,114
Fairfax Media Ltd.	3,345,462	1,918
* Whitehaven Coal Ltd.	1,118,903	1,915
* Qantas Airways Ltd.	1,944,257	1,907
Goodman Fielder Ltd.	3,059,927	1,875
Macquarie Atlas Roads Group	739,561	1,820
OZ Minerals Ltd.	545,609	1,542
New Hope Corp. Ltd.	504,646	1,504
Atlas Iron Ltd.	1,430,737	1,479
GWA Group Ltd.	512,906	1,396
Nufarm Ltd.	325,062	1,277
* Aquila Resources Ltd.	408,297	842
* Ten Network Holdings Ltd.	3,255,339	816
* Paladin Energy Ltd.	1,757,950	733
* Energy Resources of Australia Ltd.	449,173	506
		1,539,644
Austria (0.3%)
Erste Group Bank AG	431,765	15,052
OMV AG	222,181	10,638
Voestalpine AG	170,376	8,187
IMMOFINANZ AG	1,461,245	6,771
Andritz AG	106,601	6,681
Vienna Insurance Group AG Wiener Versicherung Gruppe	61,685	3,083
Raiffeisen Bank International AG	67,110	2,370
Telekom Austria AG	299,681	2,270
Verbund AG	98,268	2,098
Strabag SE	27,080	795
		57,945
Belgium (1.0%)
Anheuser-Busch InBev NV	1,191,293	126,678
KBC Groep NV	412,548	23,456
Ageas	322,098	13,735
Solvay SA Class A	85,217	13,487
UCB SA	178,710	13,314
Delhaize Group SA	152,622	9,080
Umicore SA	166,937	7,800
Belgacom SA	208,400	6,167
Colruyt SA	101,936	5,696
Telenet Group Holding NV	73,118	4,366
		223,779
Brazil (0.1%)
Porsche Automobil Holding SE Pfd. Prior Pfd.	227,497	23,749

Denmark (1.1%)
Novo Nordisk A/S Class B	581,737	106,664
* Danske Bank A/S	1,177,865	27,058
AP Moeller - Maersk A/S Class B	2,138	23,137
Carlsberg A/S Class B	159,172	17,613
Novozymes A/S	341,996	14,446
TDC A/S	1,214,367	11,785

2

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Coloplast A/S Class B	144,587	9,586
AP Moeller - Maersk A/S Class A	811	8,354
DSV A/S	237,102	7,785
Chr Hansen Holding A/S	133,929	5,309
FLSmidth & Co. A/S	72,529	3,966
Tryg A/S	37,027	3,581
H Lundbeck A/S	94,459	2,389
* William Demant Holding A/S	23,762	2,308
Rockwool International A/S Class B	4,561	808
		244,789
Finland (0.8%)
* Nokia Oyj	5,577,696	45,068
Sampo	712,394	35,016
Kone Oyj Class B	555,289	25,043
Fortum Oyj	681,447	15,576
UPM-Kymmene Oyj	789,784	13,395
Wartsila OYJ Abp	238,598	11,763
Nokian Renkaat Oyj	200,201	9,600
Stora Enso Oyj	867,124	8,713
Metso Oyj	198,674	8,496
Kesko Oyj Class B	106,253	3,920
Neste Oil Oyj	196,950	3,895
		180,485
France (8.9%)
Total SA	3,025,466	185,702
Sanofi	1,707,150	182,316
BNP Paribas SA	1,454,786	113,484
AXA SA	2,801,247	78,008
Schneider Electric SA	786,526	68,618
LVMH Moet Hennessy Louis Vuitton SA	364,279	66,552
Air Liquide SA	455,967	64,535
Societe Generale SA	1,063,360	61,835
L'Oreal SA	345,396	60,656
European Aeronautic Defence and Space Co. NV	779,303	59,827
Danone	808,351	58,316
Vivendi SA	1,893,796	49,954
Vinci SA	705,636	46,383
GDF Suez	1,959,064	46,076
Carrefour SA	880,372	34,945
Orange SA	2,671,989	33,173
Pernod Ricard SA	288,173	32,832
Cie de St-Gobain	579,757	31,937
Essilor International SA	288,821	30,733
Cie Generale des Etablissements Michelin	273,912	29,145
Safran SA	379,217	26,366
Kering	108,171	22,865
Publicis Groupe SA	229,883	21,063
Legrand SA	370,465	20,417
Lafarge SA	267,859	20,106
Renault SA	244,535	19,679
* Credit Agricole SA	1,504,544	19,287
* Alcatel-Lucent	4,035,915	17,910
Technip SA	157,809	15,191
Cap Gemini SA	214,564	14,523
Christian Dior SA	75,129	14,221
SES SA	437,229	14,165
Electricite de France	387,788	13,719
Sodexo	127,192	12,898
Valeo SA	114,392	12,677
Klepierre	270,290	12,529
Accor SA	253,506	11,973
Dassault Systemes	96,114	11,935
Alstom SA	317,642	11,583
Fonciere Des Regions	126,303	10,903

3

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Veolia Environnement SA	636,356	10,393
Bouygues SA	262,160	9,914
Edenred	288,263	9,652
Arkema SA	81,453	9,510
Casino Guichard Perrachon SA	80,915	9,337
Vallourec SA	169,596	9,253
Zodiac Aerospace	51,619	9,147
Bureau Veritas SA	311,371	9,090
Gecina SA	68,558	9,078
Thales SA	138,356	8,916
ICADE	92,687	8,628
AtoS	94,755	8,585
Wendel SA	58,003	8,455
Natixis	1,363,305	8,021
STMicroelectronics NV	942,650	7,567
Rexel SA	279,484	7,335
Suez Environnement Co.	406,935	7,298
SCOR SE	197,366	7,219
Groupe Eurotunnel SA	680,323	7,152
Aeroports de Paris	60,273	6,844
Iliad SA	33,143	6,791
Lagardere SCA	168,785	6,274
Eutelsat Communications SA	185,892	5,800
Eurazeo SA	64,972	5,096
Societe BIC SA	39,369	4,825
CNP Assurances	233,086	4,780
* Peugeot SA	360,614	4,693
Bollore SA	7,698	4,521
* CGG SA	254,539	4,418
Hermes International	11,440	4,149
JCDecaux SA	90,588	3,740
Imerys SA	42,173	3,671
Eiffage SA	52,408	3,021
Societe Television Francaise 1	149,503	2,881
SEB SA	30,863	2,791
Remy Cointreau SA	32,537	2,733
Euler Hermes SA	18,789	2,587
* Air France-KLM	194,940	2,037
Ipsen SA	32,633	1,544
BioMerieux	10,661	1,119
Eramet	9,372	906
		1,908,808
Germany (8.5%)
Bayer AG	1,238,393	173,884
Siemens AG	1,179,756	161,767
BASF SE	1,374,013	146,654
Daimler AG	1,420,882	123,311
Allianz SE	680,373	122,417
SAP AG	1,341,679	116,353
Deutsche Telekom AG	4,593,064	79,140
Deutsche Bank AG	1,534,030	73,697
Volkswagen AG Pfd. Prior Pfd.	206,468	58,104
Linde AG	274,351	57,445
Bayerische Motoren Werke AG	477,900	56,121
Muenchener Rueckversicherungs AG	239,904	52,916
Deutsche Post AG	1,417,598	51,778
E.ON SE	2,758,262	50,995
Adidas AG	313,660	39,997
Continental AG	161,609	35,504
Fresenius SE & Co. KGaA	192,340	29,577
RWE AG	727,543	26,657
Deutsche Boerse AG	296,061	24,536
Henkel AG & Co. KGaA Pfd. Prior Pfd.	206,196	23,967
Henkel AG & Co. KGaA	224,459	23,402

4

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Commerzbank AG	1,409,016	22,746
Fresenius Medical Care AG & Co. KGaA	314,397	22,425
Merck KGaA	101,209	18,160
Infineon Technologies AG	1,628,383	17,394
HeidelbergCement AG	210,710	16,000
* ThyssenKrupp AG	622,368	15,177
Beiersdorf AG	147,803	14,985
Volkswagen AG	52,359	14,216
Brenntag AG	74,035	13,741
GEA Group AG	262,471	12,516
Metro AG	201,959	9,791
K&S AG	288,470	8,889
* QIAGEN NV	366,511	8,557
LANXESS AG	124,200	8,299
Hannover Rueck SE	93,804	8,064
* Deutsche Lufthansa AG	348,998	7,398
* OSRAM Licht AG	127,516	7,199
United Internet AG	168,466	7,182
Bilfinger SE	59,663	6,702
Hugo Boss AG	45,363	6,461
MAN SE	43,509	5,343
Fuchs Petrolub SE	57,487	4,898
MTU Aero Engines AG	49,341	4,849
Fraport AG Frankfurt Airport Services Worldwide	61,729	4,626
Kabel Deutschland Holding AG	33,747	4,381
* Evonik Industries AG	104,323	4,256
Axel Springer SE	62,111	3,999
Celesio AG	121,964	3,867
Hochtief AG	41,871	3,583
* TUI AG	212,168	3,500
Software AG	96,788	3,391
* Telefonica Deutschland Holding AG	392,903	3,247
Suedzucker AG	113,984	3,079
Fuchs Petrolub SE Pfd. Prior Pfd.	27,250	2,670
Wacker Chemie AG	22,926	2,542
Salzgitter AG	50,850	2,169
* Talanx AG	53,846	1,827
Puma SE	4,811	1,556
Fielmann AG	11,979	1,403
Deutsche Postbank AG	21,400	1,140
Generali Deutschland Holding AG	6,218	963
		1,841,413
Greece (0.0%)
* Hellenic Telecommunications Organization SA	381,783	5,085
Hellenic Petroleum SA	104,319	1,089
		6,174
Hong Kong (3.3%)
AIA Group Ltd.	17,931,976	90,260
Hutchison Whampoa Ltd.	3,557,512	48,474
Cheung Kong Holdings Ltd.	2,012,500	31,839
Hong Kong Exchanges and Clearing Ltd.	1,786,477	29,862
Sands China Ltd.	3,617,600	29,647
Sun Hung Kai Properties Ltd.	2,325,768	29,559
* Galaxy Entertainment Group Ltd.	3,133,037	28,208
Link REIT	4,363,000	21,161
Hong Kong & China Gas Co. Ltd.	8,372,689	19,224
Jardine Matheson Holdings Ltd.	352,800	18,482
CLP Holdings Ltd.	2,231,932	17,653
Wharf Holdings Ltd.	2,268,815	17,379
Hang Seng Bank Ltd.	1,068,705	17,357
BOC Hong Kong Holdings Ltd.	5,115,500	16,429
Power Assets Holdings Ltd.	1,965,600	15,647
Want Want China Holdings Ltd.	9,921,000	14,359
Swire Pacific Ltd. Class A	1,047,588	12,309

5

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Li & Fung Ltd.	8,481,670	10,964
Hang Lung Properties Ltd.	3,453,810	10,948
Jardine Strategic Holdings Ltd.	332,000	10,638
Hongkong Land Holdings Ltd.	1,793,000	10,594
China Mengniu Dairy Co. Ltd.	2,098,000	9,978
Henderson Land Development Co. Ltd.	1,641,756	9,386
SJM Holdings Ltd.	2,737,000	9,200
Tingyi Cayman Islands Holding Corp.	2,884,000	8,346
Bank of East Asia Ltd.	1,903,863	8,082
New World Development Co. Ltd.	5,821,125	7,371
Wynn Macau Ltd.	1,578,800	7,177
MTR Corp. Ltd.	1,863,000	7,061
Prada SPA	754,300	6,738
Sino Land Co. Ltd.	4,711,300	6,461
Hang Lung Group Ltd.	1,236,000	6,253
Samsonite International SA	1,951,800	5,953
Wheelock & Co. Ltd.	1,261,000	5,809
* Esprit Holdings Ltd.	2,764,100	5,341
Techtronic Industries Co.	1,867,000	5,318
AAC Technologies Holdings Inc.	1,046,500	5,092
MGM China Holdings Ltd.	1,186,400	5,078
Swire Properties Ltd.	1,944,824	4,925
Sun Art Retail Group Ltd.	3,357,500	4,742
Cheung Kong Infrastructure Holdings Ltd.	740,000	4,678
Melco International Development Ltd.	1,219,000	4,497
Hysan Development Co. Ltd.	1,030,000	4,446
First Pacific Co. Ltd.	3,872,000	4,415
Shangri-La Asia Ltd.	2,168,552	4,234
Yue Yuen Industrial Holdings Ltd.	1,261,000	4,216
Wing Hang Bank Ltd.	252,775	3,819
Kerry Properties Ltd.	1,036,500	3,609
NWS Holdings Ltd.	1,992,500	3,041
ASM Pacific Technology Ltd.	352,800	2,955
VTech Holdings Ltd.	207,800	2,699
Television Broadcasts Ltd.	376,000	2,519
* Semiconductor Manufacturing International Corp.	31,855,000	2,518
Cathay Pacific Airways Ltd.	1,187,770	2,517
Xinyi Glass Holdings Ltd.	2,612,000	2,311
PCCW Ltd.	5,154,000	2,308
Chow Tai Fook Jewellery Group Ltd.	1,523,200	2,276
Hopewell Holdings Ltd.	624,500	2,118
New World China Land Ltd.	4,048,000	1,959
Johnson Electric Holdings Ltd.	2,018,500	1,954
Shougang Fushan Resources Group Ltd.	5,176,000	1,820
* FIH Mobile Ltd.	3,303,001	1,780
Huabao International Holdings Ltd.	3,134,000	1,737
Shui On Land Ltd.	5,193,500	1,597
Uni-President China Holdings Ltd.	1,494,000	1,524
* Macau Legend Development Ltd.	1,380,894	1,455
Shun Tak Holdings Ltd.	2,338,000	1,377
* Brightoil Petroleum Holdings Ltd.	4,521,000	1,243
L'Occitane International SA	569,500	1,213
Cafe de Coral Holdings Ltd.	352,000	1,136
Orient Overseas International Ltd.	219,300	1,104
Lifestyle International Holdings Ltd.	568,000	1,053
Dah Sing Financial Holdings Ltd.	170,000	975
* United Co. RUSAL plc	3,124,000	928
Kowloon Development Co. Ltd.	730,000	901
Hopewell Highway Infrastructure Ltd.	1,765,500	841
Texwinca Holdings Ltd.	798,000	841
* Kerry Logistics Network Ltd.	571,250	812
Dah Sing Banking Group Ltd.	459,200	808
* China Rongsheng Heavy Industries Group Holdings Ltd.	4,451,000	696
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,780,000	676

6

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

			Market
			Value
		Shares	($000)
*	Xinyi Solar Holdings Ltd.	3,208,000	662
	Parkson Retail Group Ltd.	1,924,000	593
	Hutchison Harbour Ring Ltd.	4,216,000	337
*	Mongolian Mining Corp.	1,272,500	169
			718,671
Ireland (0.2%)
	Kerry Group plc Class A	213,326	14,831
*	Bank of Ireland	41,261,342	14,381
*	Ryanair Holdings plc ADR	124,266	5,832
*	Ryanair Holdings plc	333,607	2,871
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			37,915
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	1,280,951	51,253
	Bank Hapoalim BM	1,541,567	8,637
*	Bank Leumi Le-Israel BM	1,963,530	8,018
	Israel Chemicals Ltd.	669,221	5,582
	Bezeq The Israeli Telecommunication Corp. Ltd.	2,905,197	4,927
	NICE Systems Ltd.	88,953	3,638
	Delek Group Ltd.	7,217	2,757
	Azrieli Group	67,307	2,238
*	Israel Discount Bank Ltd. Class A	1,071,337	2,045
	Mizrahi Tefahot Bank Ltd.	150,093	1,965
	Elbit Systems Ltd.	31,635	1,911
	Gazit-Globe Ltd.	132,138	1,777
*	Israel Corp. Ltd.	3,365	1,772
	Osem Investments Ltd.	57,249	1,398
*	EZchip Semiconductor Ltd.	44,557	1,110
*	Partner Communications Co. Ltd.	105,976	989
	Harel Insurance Investments & Financial Services Ltd.	158,512	922
*	Paz Oil Co. Ltd.	5,612	917
	Strauss Group Ltd.	42,964	822
	Cellcom Israel Ltd. (Registered)	52,331	721
*	Delek Energy Systems Ltd.	869	600
*	Oil Refineries Ltd.	1,853,317	597
	Shikun & Binui Ltd.	239,883	587
	Clal Insurance Enterprises Holdings Ltd.	23,877	464
	Ormat Industries	53,968	370
	Migdal Insurance & Financial Holding Ltd.	176,457	311
	First International Bank Of Israel Ltd.	14,196	236
	Shufersal Ltd.	37,385	144
	Delek Automotive Systems Ltd.	6,049	65
			106,773
Italy (2.1%)
	Eni SPA	3,656,245	88,349
	UniCredit SPA	6,674,446	49,235
	Assicurazioni Generali SPA	1,864,857	43,814
	Enel SPA	9,641,922	42,072
	Intesa Sanpaolo SPA (Registered)	16,471,329	40,515
	Snam SPA	3,091,686	17,281
	Telecom Italia SPA (Registered)	16,043,435	15,998
	Tenaris SA	706,844	15,403
	Luxottica Group SPA	253,586	13,590
	Atlantia SPA	579,914	12,990
	Terna Rete Elettrica Nazionale SPA	2,135,796	10,666
*	Fiat SPA	1,255,552	10,277
	Unione di Banche Italiane SCPA	1,283,439	8,701
	Pirelli & C. SPA	482,341	8,345
	Saipem SPA	374,372	8,029
	Prysmian SPA	309,273	7,963
	Exor SPA	176,999	7,035
	Telecom Italia SPA (Bearer)	8,498,540	6,668
*	Mediobanca SPA	735,276	6,430

7

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Enel Green Power SPA	2,412,922	6,070
* Banco Popolare SC	2,696,264	5,164
* Mediaset SPA	1,012,175	4,800
* Finmeccanica SPA	556,396	4,223
Mediolanum SPA	361,836	3,135
Davide Campari-Milano SPA	334,080	2,789
Gtech SPA	82,072	2,501
* Banca Monte dei Paschi di Siena SPA	9,001,197	2,166
Buzzi Unicem SPA	93,386	1,681
Parmalat SPA	348,312	1,186
		447,076
Japan (20.9%)
Toyota Motor Corp.	3,946,918	240,664
Mitsubishi UFJ Financial Group Inc.	21,231,044	140,961
SoftBank Corp.	1,404,100	123,211
Honda Motor Co. Ltd.	2,681,439	110,682
Sumitomo Mitsui Financial Group Inc.	2,025,158	105,315
Mizuho Financial Group Inc.	36,002,961	78,164
Mitsubishi Estate Co. Ltd.	1,914,935	57,306
Japan Tobacco Inc.	1,745,800	56,806
Canon Inc.	1,699,533	54,229
FANUC Corp.	295,200	54,093
Takeda Pharmaceutical Co. Ltd.	1,178,294	54,043
Hitachi Ltd.	6,949,758	52,694
KDDI Corp.	817,100	50,346
Seven & I Holdings Co. Ltd.	1,181,441	47,041
Mitsui Fudosan Co. Ltd.	1,284,738	46,341
East Japan Railway Co.	576,600	45,931
Nippon Steel & Sumitomo Metal Corp.	12,737,580	42,719
Nomura Holdings Inc.	5,464,577	42,229
Astellas Pharma Inc.	706,314	41,875
Mitsubishi Corp.	2,167,186	41,605
Denso Corp.	724,400	38,269
Bridgestone Corp.	1,007,531	38,172
Mitsubishi Electric Corp.	2,983,000	37,510
Panasonic Corp.	3,208,553	37,403
Shin-Etsu Chemical Co. Ltd.	621,100	36,328
Sumitomo Realty & Development Co. Ltd.	725,000	36,125
Mitsui & Co. Ltd.	2,568,400	35,806
NTT DOCOMO Inc.	2,128,800	35,053
Tokio Marine Holdings Inc.	1,020,000	34,139
Fast Retailing Co. Ltd.	80,000	33,042
Central Japan Railway Co.	277,500	32,704
Nippon Telegraph & Telephone Corp.	606,500	32,666
Nissan Motor Co. Ltd.	3,768,600	31,581
Kubota Corp.	1,894,000	31,416
Sumitomo Mitsui Trust Holdings Inc.	5,776,270	30,563
Mitsubishi Heavy Industries Ltd.	4,845,000	30,008
Keyence Corp.	68,518	29,338
Komatsu Ltd.	1,427,900	29,317
ITOCHU Corp.	2,348,700	29,036
Fuji Heavy Industries Ltd.	949,000	27,273
Daiwa Securities Group Inc.	2,721,000	27,252
Murata Manufacturing Co. Ltd.	302,500	26,902
Toshiba Corp.	6,237,000	26,257
Sony Corp.	1,504,300	25,932
Kao Corp.	794,501	25,012
Daikin Industries Ltd.	400,100	24,967
Kyocera Corp.	493,400	24,666
Dai-ichi Life Insurance Co. Ltd.	1,458,800	24,410
SMC Corp.	94,600	23,876
MS&AD Insurance Group Holdings	826,533	22,216
* Mazda Motor Corp.	4,113,000	21,314
Sumitomo Corp.	1,682,000	21,140

8

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
FUJIFILM Holdings Corp.	711,000	20,182
Sumitomo Electric Industries Ltd.	1,174,300	19,630
Tokyo Gas Co. Ltd.	3,947,000	19,454
Daiichi Sankyo Co. Ltd.	1,057,963	19,345
Kirin Holdings Co. Ltd.	1,343,000	19,341
Secom Co. Ltd.	319,500	19,277
JX Holdings Inc.	3,740,150	19,260
Daiwa House Industry Co. Ltd.	991,000	19,201
Asahi Group Holdings Ltd.	663,900	18,735
Hoya Corp.	664,100	18,470
Marubeni Corp.	2,558,000	18,415
Eisai Co. Ltd.	446,900	17,321
Suzuki Motor Corp.	637,000	17,165
Nidec Corp.	168,900	16,639
JFE Holdings Inc.	697,700	16,626
Toray Industries Inc.	2,395,000	16,590
NKSJ Holdings Inc.	592,300	16,486
Asahi Kasei Corp.	2,057,000	16,135
Resona Holdings Inc.	2,976,536	15,188
Ajinomoto Co. Inc.	995,500	14,412
Tokyo Electron Ltd.	259,600	14,305
T&D Holdings Inc.	1,016,030	14,221
* Olympus Corp.	447,527	14,194
* Fujitsu Ltd.	2,732,000	14,159
Omron Corp.	318,900	14,093
Chubu Electric Power Co. Inc.	1,083,800	14,011
Dentsu Inc.	341,288	13,958
Terumo Corp.	281,000	13,567
* Kansai Electric Power Co. Inc.	1,172,050	13,490
JGC Corp.	342,000	13,421
West Japan Railway Co.	300,000	12,999
Tokyu Corp.	1,976,000	12,803
Yamato Holdings Co. Ltd.	626,300	12,666
Sekisui House Ltd.	891,359	12,473
Aisin Seiki Co. Ltd.	303,800	12,351
Osaka Gas Co. Ltd.	3,139,000	12,329
Aeon Co. Ltd.	904,973	12,268
Isuzu Motors Ltd.	1,925,000	12,006
LIXIL Group Corp.	433,412	11,898
Oriental Land Co. Ltd.	81,100	11,696
Yahoo Japan Corp.	2,030,400	11,322
Ricoh Co. Ltd.	1,059,000	11,262
Bank of Yokohama Ltd.	1,966,000	10,969
Shionogi & Co. Ltd.	504,600	10,955
Daito Trust Construction Co. Ltd.	116,900	10,929
* Tokyo Electric Power Co. Inc.	2,197,870	10,829
Sumitomo Metal Mining Co. Ltd.	821,000	10,758
Hankyu Hanshin Holdings Inc.	1,985,000	10,726
Dai Nippon Printing Co. Ltd.	1,007,800	10,705
Shizuoka Bank Ltd.	993,000	10,607
Nitto Denko Corp.	250,400	10,588
Unicharm Corp.	180,000	10,271
Nikon Corp.	530,100	10,131
Makita Corp.	192,100	10,103
Kawasaki Heavy Industries Ltd.	2,403,000	10,092
Shimano Inc.	117,000	10,044
Mitsubishi Chemical Holdings Corp.	2,159,500	9,994
Shiseido Co. Ltd.	613,500	9,866
Sumitomo Chemical Co. Ltd.	2,453,000	9,628
Kintetsu Corp.	2,742,190	9,622
NSK Ltd.	763,000	9,509
IHI Corp.	2,164,000	9,359
TDK Corp.	188,700	9,053
* Kyushu Electric Power Co. Inc.	705,900	9,016

9

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Asahi Glass Co. Ltd.	1,437,035	8,948
Odakyu Electric Railway Co. Ltd.	985,000	8,908
Toyota Tsusho Corp.	354,493	8,791
Tobu Railway Co. Ltd.	1,786,000	8,660
Yakult Honsha Co. Ltd.	168,100	8,494
NEC Corp.	3,706,400	8,366
NGK Insulators Ltd.	439,000	8,355
TOTO Ltd.	524,000	8,311
Sekisui Chemical Co. Ltd.	672,000	8,246
* Tohoku Electric Power Co. Inc.	731,000	8,235
Toppan Printing Co. Ltd.	1,023,000	8,189
Isetan Mitsukoshi Holdings Ltd.	572,940	8,156
Konica Minolta Inc.	813,500	8,130
Chugai Pharmaceutical Co. Ltd.	366,500	8,113
Chiba Bank Ltd.	1,192,000	8,044
Nippon Yusen KK	2,498,000	7,987
NGK Spark Plug Co. Ltd.	336,000	7,963
Mitsui OSK Lines Ltd.	1,763,000	7,957
Chugoku Electric Power Co. Inc.	496,900	7,737
Oji Holdings Corp.	1,503,000	7,710
Lawson Inc.	102,690	7,685
Sega Sammy Holdings Inc.	300,988	7,671
Tokyo Tatemono Co. Ltd.	677,000	7,528
MEIJI Holdings Co. Ltd.	116,354	7,479
Taisei Corp.	1,632,000	7,427
NTT Data Corp.	197,000	7,278
Nippon Express Co. Ltd.	1,496,000	7,242
* Sharp Corp.	2,274,287	7,241
Taiheiyo Cement Corp.	1,863,000	7,165
Mitsubishi Materials Corp.	1,926,000	7,119
* Tokyu Fudosan Holdings Corp.	738,259	6,940
* Kobe Steel Ltd.	4,010,000	6,875
Namco Bandai Holdings Inc.	307,700	6,832
Keikyu Corp.	828,000	6,827
Hulic Co. Ltd.	459,200	6,796
Rohm Co. Ltd.	139,000	6,780
Hisamitsu Pharmaceutical Co. Inc.	133,000	6,702
Credit Saison Co. Ltd.	252,900	6,667
Keio Corp.	991,000	6,604
Kuraray Co. Ltd.	552,700	6,597
Hino Motors Ltd.	417,000	6,569
Electric Power Development Co. Ltd.	225,240	6,567
Yamaha Motor Co. Ltd.	431,300	6,484
Sysmex Corp.	109,100	6,444
Yaskawa Electric Corp.	405,000	6,417
Fukuoka Financial Group Inc.	1,447,800	6,355
Seiko Epson Corp.	234,500	6,314
JSR Corp.	325,400	6,307
Joyo Bank Ltd.	1,223,000	6,253
Kansai Paint Co. Ltd.	418,000	6,181
* Mitsubishi Motors Corp.	572,500	6,159
JTEKT Corp.	359,000	6,126
J Front Retailing Co. Ltd.	805,200	6,108
Obayashi Corp.	1,059,000	6,040
Nissin Foods Holdings Co. Ltd.	143,100	6,039
Yokogawa Electric Corp.	391,400	6,018
Toyo Seikan Group Holdings Ltd.	279,000	6,006
Trend Micro Inc.	170,200	5,964
Nippon Paint Co. Ltd.	353,000	5,873
Stanley Electric Co. Ltd.	255,300	5,853
Mitsubishi Tanabe Pharma Corp.	419,450	5,850
Santen Pharmaceutical Co. Ltd.	125,400	5,843
Shinsei Bank Ltd.	2,352,014	5,758
Suruga Bank Ltd.	314,000	5,639

10

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Brother Industries Ltd.	407,200	5,570
Nippon Meat Packers Inc.	321,000	5,517
Mitsubishi UFJ Lease & Finance Co. Ltd.	881,100	5,417
Iyo Bank Ltd.	549,900	5,395
Nitori Holdings Co. Ltd.	56,600	5,359
Kyowa Hakko Kirin Co. Ltd.	485,000	5,352
Kajima Corp.	1,422,000	5,348
SBI Holdings Inc.	350,290	5,319
Bank of Kyoto Ltd.	635,000	5,308
Amada Co. Ltd.	598,000	5,281
Kikkoman Corp.	279,000	5,275
Shimizu Corp.	1,039,000	5,250
Aozora Bank Ltd.	1,822,604	5,165
Daihatsu Motor Co. Ltd.	301,600	5,116
Toho Co. Ltd.	232,400	5,113
Takashimaya Co. Ltd.	506,860	5,057
Casio Computer Co. Ltd.	412,100	5,050
Don Quijote Holdings Co. Ltd.	82,800	5,019
Sony Financial Holdings Inc.	274,900	5,008
Mitsubishi Gas Chemical Co. Inc.	670,000	4,939
* Iida Group Holdings Co. Ltd.	246,700	4,924
Rinnai Corp.	62,900	4,900
Nomura Research Institute Ltd.	154,600	4,886
Kamigumi Co. Ltd.	530,000	4,863
Aeon Mall Co. Ltd.	173,520	4,861
Yokohama Rubber Co. Ltd.	494,000	4,858
Hachijuni Bank Ltd.	829,600	4,843
TonenGeneral Sekiyu KK	513,000	4,707
Asics Corp.	274,596	4,693
Japan Airlines Co. Ltd.	95,114	4,692
Nissan Chemical Industries Ltd.	294,500	4,680
Hokuhoku Financial Group Inc.	2,339,000	4,676
USS Co. Ltd.	340,700	4,673
THK Co. Ltd.	186,000	4,645
Suntory Beverage & Food Ltd.	145,500	4,642
Hamamatsu Photonics KK	113,500	4,542
Nomura Real Estate Holdings Inc.	201,371	4,537
Dainippon Sumitomo Pharma Co. Ltd.	288,600	4,520
Keisei Electric Railway Co. Ltd.	490,000	4,509
Toyo Suisan Kaisha Ltd.	150,000	4,506
FamilyMart Co. Ltd.	98,500	4,500
MISUMI Group Inc.	142,400	4,477
Tosoh Corp.	958,000	4,464
Gunma Bank Ltd.	791,000	4,420
Yamada Denki Co. Ltd.	1,348,900	4,412
Marui Group Co. Ltd.	431,200	4,386
Ebara Corp.	681,000	4,384
Nagoya Railroad Co. Ltd.	1,521,000	4,382
AEON Financial Service Co. Ltd.	161,110	4,320
Idemitsu Kosan Co. Ltd.	188,436	4,290
Yamaha Corp.	269,500	4,285
Miraca Holdings Inc.	90,200	4,255
Nisshin Seifun Group Inc.	411,140	4,252
Benesse Holdings Inc.	105,500	4,238
Toho Gas Co. Ltd.	870,000	4,235
Daicel Corp.	518,000	4,222
Fuji Electric Co. Ltd.	898,000	4,208
Nabtesco Corp.	181,000	4,177
Sumitomo Rubber Industries Ltd.	289,800	4,125
Shimadzu Corp.	473,000	4,118
Nippon Kayaku Co. Ltd.	288,000	4,096
Yamaguchi Financial Group Inc.	438,000	4,062
Ryohin Keikaku Co. Ltd.	37,500	4,056
Sumitomo Heavy Industries Ltd.	877,000	4,041

11

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Citizen Holdings Co. Ltd.	478,200	4,035
Dena Co. Ltd.	190,700	4,020
Teijin Ltd.	1,803,000	4,016
Hokuriku Electric Power Co.	295,400	4,012
Shimamura Co. Ltd.	42,700	4,003
Hiroshima Bank Ltd.	945,000	3,916
Minebea Co. Ltd.	533,000	3,905
Sanrio Co. Ltd.	92,300	3,887
Kurita Water Industries Ltd.	186,700	3,873
Kaneka Corp.	588,000	3,861
Sankyo Co. Ltd.	83,700	3,860
Alfresa Holdings Corp.	76,100	3,777
DIC Corp.	1,231,000	3,753
Mitsui Chemicals Inc.	1,550,000	3,748
Suzuken Co. Ltd.	115,660	3,747
Mitsubishi Logistics Corp.	236,000	3,736
Konami Corp.	161,300	3,730
ANA Holdings Inc.	1,863,317	3,723
Ube Industries Ltd.	1,738,000	3,723
Kakaku.com Inc.	211,700	3,719
Hakuhodo DY Holdings Inc.	475,500	3,686
* NTN Corp.	809,000	3,679
* Shikoku Electric Power Co. Inc.	239,200	3,587
MediPal Holdings Corp.	270,600	3,572
Hitachi Metals Ltd.	252,000	3,566
Ibiden Co. Ltd.	188,800	3,535
Nishi-Nippon City Bank Ltd.	1,311,000	3,532
Hitachi Construction Machinery Co. Ltd.	164,900	3,529
Dowa Holdings Co. Ltd.	357,000	3,493
Showa Denko KK	2,442,000	3,464
Nippon Electric Glass Co. Ltd.	654,500	3,438
COMSYS Holdings Corp.	217,900	3,426
Keihan Electric Railway Co. Ltd.	898,000	3,415
Air Water Inc.	251,805	3,413
Advantest Corp.	272,700	3,398
GS Yuasa Corp.	590,000	3,395
Koito Manufacturing Co. Ltd.	174,712	3,338
77 Bank Ltd.	689,000	3,337
Taiyo Nippon Sanso Corp.	468,000	3,332
M3 Inc.	1,328	3,326
* Hokkaido Electric Power Co. Inc.	287,000	3,303
Nippon Paper Industries Co. Ltd.	172,200	3,198
Toyoda Gosei Co. Ltd.	137,200	3,196
Otsuka Corp.	24,960	3,189
Century Tokyo Leasing Corp.	96,500	3,187
* Haseko Corp.	417,700	3,182
Tsumura & Co.	119,200	3,159
Sojitz Corp.	1,764,100	3,141
Showa Shell Sekiyu KK	305,700	3,107
* Alps Electric Co. Ltd.	271,300	3,089
DMG Mori Seiki Co. Ltd.	165,900	2,990
Chugoku Bank Ltd.	234,000	2,974
Park24 Co. Ltd.	156,100	2,944
Denki Kagaku Kogyo KK	709,000	2,931
Japan Steel Works Ltd.	521,513	2,922
OKUMA Corp.	261,000	2,882
NHK Spring Co. Ltd.	253,100	2,860
Zeon Corp.	305,000	2,858
Sawai Pharmaceutical Co. Ltd.	44,100	2,848
Rohto Pharmaceutical Co. Ltd.	180,000	2,747
Mitsui Mining & Smelting Co. Ltd.	893,000	2,746
Takara Holdings Inc.	293,000	2,735
Hitachi Chemical Co. Ltd.	170,700	2,722
Obic Co. Ltd.	92,100	2,721

12

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Ushio Inc.	203,800	2,709
Furukawa Electric Co. Ltd.	1,070,000	2,690
NOK Corp.	163,500	2,678
Matsui Securities Co. Ltd.	205,000	2,633
Nippon Shokubai Co. Ltd.	238,000	2,629
Hitachi High-Technologies Corp.	101,751	2,562
Seino Holdings Co. Ltd.	238,000	2,505
Disco Corp.	37,400	2,482
Sapporo Holdings Ltd.	589,000	2,477
Sumitomo Forestry Co. Ltd.	212,200	2,471
Sugi Holdings Co. Ltd.	60,200	2,446
Toyobo Co. Ltd.	1,322,000	2,440
Taiyo Yuden Co. Ltd.	186,300	2,435
Fujikura Ltd.	517,000	2,427
Hikari Tsushin Inc.	31,900	2,406
Mitsui Engineering & Shipbuilding Co. Ltd.	1,158,000	2,392
Nisshinbo Holdings Inc.	248,000	2,388
Daido Steel Co. Ltd.	478,000	2,379
Kobayashi Pharmaceutical Co. Ltd.	42,300	2,361
Hitachi Capital Corp.	80,500	2,348
Kawasaki Kisen Kaisha Ltd.	898,000	2,274
Nichirei Corp.	443,000	2,259
UNY Group Holdings Co. Ltd.	364,400	2,235
Oracle Corp. Japan	61,100	2,233
Sundrug Co. Ltd.	49,900	2,229
* Acom Co. Ltd.	653,400	2,226
Sotetsu Holdings Inc.	648,000	2,220
Azbil Corp.	95,200	2,219
Coca-Cola West Co. Ltd.	104,400	2,211
Sohgo Security Services Co. Ltd.	110,700	2,205
Kewpie Corp.	158,000	2,194
Rengo Co. Ltd.	364,000	2,191
Square Enix Holdings Co. Ltd.	124,000	2,170
Aoyama Trading Co. Ltd.	80,100	2,166
Yamazaki Baking Co. Ltd.	211,000	2,164
Nagase & Co. Ltd.	177,800	2,156
Yamato Kogyo Co. Ltd.	66,900	2,140
Glory Ltd.	82,400	2,138
Sumitomo Osaka Cement Co. Ltd.	556,000	2,137
Hoshizaki Electric Co. Ltd.	60,100	2,137
Wacoal Holdings Corp.	209,000	2,128
NTT Urban Development Corp.	183,600	2,116
Ito En Ltd.	100,200	2,097
Calbee Inc.	85,896	2,086
Juroku Bank Ltd.	565,000	2,075
Kaken Pharmaceutical Co. Ltd.	137,000	2,057
KYORIN Holdings Inc.	94,300	2,020
* Aiful Corp.	476,100	1,994
* Cosmo Oil Co. Ltd.	1,042,000	1,991
Nishi-Nippon Railroad Co. Ltd.	534,000	1,975
* Dainippon Screen Manufacturing Co. Ltd.	345,000	1,955
Shiga Bank Ltd.	367,000	1,928
K's Holdings Corp.	66,600	1,925
Kose Corp.	58,900	1,871
Lion Corp.	333,000	1,858
SKY Perfect JSAT Holdings Inc.	342,900	1,856
Kagome Co. Ltd.	113,100	1,849
Matsumotokiyoshi Holdings Co. Ltd.	52,900	1,844
Keiyo Bank Ltd.	380,000	1,830
Ezaki Glico Co. Ltd.	160,000	1,810
Izumi Co. Ltd.	57,600	1,805
House Foods Group Inc.	117,300	1,772
Capcom Co. Ltd.	98,600	1,768
SCSK Corp.	67,300	1,766

13

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Higo Bank Ltd.	317,000	1,741
Daishi Bank Ltd.	504,000	1,740
North Pacific Bank Ltd.	419,000	1,706
Shimachu Co. Ltd.	71,500	1,693
* Nippon Sheet Glass Co. Ltd.	1,295,000	1,689
Takata Corp.	58,500	1,678
Autobacs Seven Co. Ltd.	106,700	1,662
* Orient Corp.	703,500	1,652
San-In Godo Bank Ltd.	230,000	1,650
Itochu Techno-Solutions Corp.	40,700	1,650
Musashino Bank Ltd.	48,600	1,629
Hokkoku Bank Ltd.	448,000	1,607
Nexon Co. Ltd.	173,700	1,605
Exedy Corp.	54,400	1,594
Fuji Media Holdings Inc.	77,200	1,581
Hyakugo Bank Ltd.	391,000	1,565
Tokai Rika Co. Ltd.	78,100	1,555
Kagoshima Bank Ltd.	244,000	1,551
Senshu Ikeda Holdings Inc.	332,800	1,551
H2O Retailing Corp.	193,000	1,544
Nipro Corp.	168,200	1,523
Nanto Bank Ltd.	406,000	1,518
Fukuyama Transporting Co. Ltd.	276,000	1,516
Mochida Pharmaceutical Co. Ltd.	25,000	1,486
KYB Co. Ltd.	279,000	1,469
Onward Holdings Co. Ltd.	193,000	1,463
Toshiba TEC Corp.	209,000	1,450
Shochiku Co. Ltd.	154,000	1,418
Gree Inc.	143,300	1,413
Hyakujushi Bank Ltd.	404,000	1,407
Nisshin Steel Holdings Co. Ltd.	117,000	1,402
Sumco Corp.	158,460	1,398
Lintec Corp.	75,400	1,398
Nippo Corp.	84,000	1,396
Nippon Television Holdings Inc.	76,600	1,383
Ogaki Kyoritsu Bank Ltd.	503,000	1,383
Canon Marketing Japan Inc.	97,800	1,365
Toda Corp.	383,000	1,330
Awa Bank Ltd.	265,000	1,329
Maeda Road Construction Co. Ltd.	80,000	1,315
ABC-Mart Inc.	29,300	1,280
FP Corp.	17,600	1,255
Anritsu Corp.	113,300	1,249
Kokuyo Co. Ltd.	168,500	1,235
Tsuruha Holdings Inc.	13,400	1,230
Pola Orbis Holdings Inc.	34,000	1,214
Hitachi Transport System Ltd.	80,900	1,209
Calsonic Kansei Corp.	234,000	1,209
Toyota Boshoku Corp.	93,500	1,169
Tokai Carbon Co. Ltd.	334,000	1,167
PanaHome Corp.	157,000	1,157
Komeri Co. Ltd.	44,100	1,127
Asatsu-DK Inc.	45,700	1,075
Sumitomo Real Estate Sales Co. Ltd.	34,000	1,040
Sumitomo Bakelite Co. Ltd.	286,000	1,029
Cosmos Pharmaceutical Corp.	9,400	1,020
Nissan Shatai Co. Ltd.	65,000	945
Kandenko Co. Ltd.	165,000	930
Shinko Electric Industries Co. Ltd.	108,600	904
Heiwa Corp.	54,200	877
Pacific Metals Co. Ltd.	235,000	859
Tokyo Broadcasting System Holdings Inc.	63,300	787
Toppan Forms Co. Ltd.	85,600	785
Adastria Holdings Co. Ltd.	21,550	778

14

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
NS Solutions Corp.	30,800	681
Tokai Rubber Industries Ltd.	59,000	577
Mitsubishi Shokuhin Co. Ltd.	22,300	542
OSAKA Titanium Technologies Co. Ltd.	27,300	475
Hitachi Koki Co. Ltd.	62,400	458
Kansai Urban Banking Corp.	385,000	446
		4,516,396
Netherlands (2.8%)
Unilever NV	2,332,186	93,767
* ING Groep NV	5,818,331	81,274
Koninklijke Philips NV	1,394,196	51,336
ASML Holding NV	493,768	46,247
Unibail-Rodamco SE	168,518	43,184
Heineken NV	424,512	28,691
Akzo Nobel NV	352,760	27,355
Aegon NV	2,860,860	27,111
ArcelorMittal	1,485,975	26,543
Reed Elsevier NV	995,870	21,166
Koninklijke DSM NV	265,247	20,875
Koninklijke Ahold NV	1,013,363	18,211
* CNH Industrial NV	1,327,927	15,174
* Koninklijke KPN NV	4,611,642	14,901
Gemalto NV	119,983	13,205
Wolters Kluwer NV	432,176	12,341
Randstad Holding NV	154,727	10,041
Ziggo NV	209,391	9,575
Corio NV	208,900	9,375
Heineken Holding NV	140,420	8,889
Fugro NV	110,376	6,584
TNT Express NV	645,817	6,007
* SBM Offshore NV	269,724	5,495
* OCI	121,823	5,490
Koninklijke Boskalis Westminster NV	99,165	5,245
Koninklijke Vopak NV	87,872	5,144
		613,226
New Zealand (0.1%)
Fletcher Building Ltd.	1,040,606	7,292
Telecom Corp. of New Zealand Ltd.	2,709,585	5,143
Auckland International Airport Ltd.	1,741,552	5,058
Sky Network Television Ltd.	672,582	3,233
SKYCITY Entertainment Group Ltd.	944,531	2,899
Fisher & Paykel Healthcare Corp. Ltd.	807,293	2,558
Contact Energy Ltd.	555,328	2,345
Vector Ltd.	567,583	1,201
Air New Zealand Ltd.	728,409	984
Chorus Ltd.	693,778	823
Warehouse Group Ltd.	161,764	498
		32,034
Norway (0.8%)
Statoil ASA	1,453,843	35,352
DNB ASA	1,611,775	28,929
Telenor ASA	914,633	21,854
Seadrill Ltd.	531,712	21,792
Yara International ASA	241,690	10,424
Orkla ASA	1,166,954	9,121
Norsk Hydro ASA	1,901,234	8,505
Subsea 7 SA	439,794	8,431
Schibsted ASA	123,105	8,158
Gjensidige Forsikring ASA	269,617	5,157
Aker Solutions ASA	239,180	4,282
		162,005
Portugal (0.2%)
EDP - Energias de Portugal SA	2,488,312	9,140

15

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Galp Energia SGPS SA	449,877	7,373
Jeronimo Martins SGPS SA	359,700	7,034
* Banco Espirito Santo SA	3,049,091	4,355
Portugal Telecom SGPS SA	788,630	3,433
EDP Renovaveis SA	267,613	1,421
		32,756
Singapore (1.4%)
DBS Group Holdings Ltd.	2,669,123	36,273
Oversea-Chinese Banking Corp. Ltd.	4,195,300	34,004
Singapore Telecommunications Ltd.	11,199,290	32,569
United Overseas Bank Ltd.	1,837,504	31,030
Keppel Corp. Ltd.	2,246,904	19,958
Global Logistic Properties Ltd.	4,916,400	11,278
Genting Singapore plc	9,257,000	11,008
Singapore Exchange Ltd.	1,833,000	10,570
CapitaLand Ltd.	4,367,000	10,526
Wilmar International Ltd.	3,400,000	9,235
Singapore Press Holdings Ltd.	2,658,250	8,687
City Developments Ltd.	1,040,000	7,947
Singapore Technologies Engineering Ltd.	2,413,906	7,597
Sembcorp Industries Ltd.	1,631,660	7,118
Singapore Airlines Ltd.	814,502	6,728
Hutchison Port Holdings Trust	8,686,251	5,870
ComfortDelGro Corp. Ltd.	3,298,184	5,274
Noble Group Ltd.	5,910,766	5,034
Sembcorp Marine Ltd.	1,405,600	4,970
Jardine Cycle & Carriage Ltd.	151,037	4,315
Keppel Land Ltd.	1,605,000	4,260
Golden Agri-Resources Ltd.	9,833,020	4,257
UOL Group Ltd.	841,750	4,143
StarHub Ltd.	961,000	3,276
Olam International Ltd.	2,190,800	2,672
Singapore Post Ltd.	2,031,000	2,134
SIA Engineering Co. Ltd.	475,000	1,906
Venture Corp. Ltd.	306,000	1,863
Yanlord Land Group Ltd.	1,616,000	1,573
Wing Tai Holdings Ltd.	1,003,000	1,567
M1 Ltd.	417,000	1,083
* Neptune Orient Lines Ltd.	1,130,000	1,010
SMRT Corp. Ltd.	1,091,000	1,003
Cosco Corp. Singapore Ltd.	1,408,000	845
Indofood Agri Resources Ltd.	712,000	500
		302,083
South Korea (4.2%)
Samsung Electronics Co. Ltd.	102,020	132,937
Samsung Electronics Co. Ltd. GDR	114,325	74,808
Hyundai Motor Co.	228,464	51,283
POSCO	108,992	33,914
NAVER Corp.	40,711	28,055
Hyundai Mobis	100,644	28,020
* SK Hynix Inc.	782,380	27,366
Kia Motors Corp.	385,706	20,539
LG Chem Ltd.	65,150	18,531
Hana Financial Group Inc.	435,010	18,126
Shinhan Financial Group Co. Ltd.	389,552	17,489
Hyundai Heavy Industries Co. Ltd.	65,424	15,976
Samsung Life Insurance Co. Ltd.	148,668	14,668
Samsung Fire & Marine Insurance Co. Ltd.	57,855	14,217
* Shinhan Financial Group Co. Ltd. ADR	288,868	13,201
KB Financial Group Inc.	321,213	12,983
SK Innovation Co. Ltd.	92,539	12,442
KT&G Corp.	174,997	12,360
SK Telecom Co. Ltd. ADR	434,770	10,704
KB Financial Group Inc. ADR	257,597	10,435

16

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
LG Electronics Inc.	159,862	10,337
* Korea Electric Power Corp.	293,945	9,708
Samsung Heavy Industries Co. Ltd.	260,340	9,409
Samsung C&T Corp.	162,702	9,362
LG Corp.	135,001	8,200
E-Mart Co. Ltd.	32,055	8,107
* LG Display Co. Ltd.	334,910	8,088
Samsung SDI Co. Ltd.	52,258	8,046
LG Household & Health Care Ltd.	14,079	7,321
SK Holdings Co. Ltd.	38,881	7,049
Hyundai Steel Co.	85,697	7,026
Lotte Shopping Co. Ltd.	17,938	6,872
Woori Finance Holdings Co. Ltd.	533,530	6,740
Hyundai Engineering & Construction Co. Ltd.	108,433	6,251
Samsung Electro-Mechanics Co. Ltd.	85,821	5,949
Hankook Tire Co. Ltd.	103,162	5,944
Cheil Industries Inc.	70,382	5,911
NCSoft Corp.	23,347	5,509
Coway Co. Ltd.	83,070	5,233
Kangwon Land Inc.	175,960	5,167
Hyundai Glovis Co. Ltd.	23,034	5,048
Orion Corp.	5,521	4,971
Korea Zinc Co. Ltd.	16,419	4,953
OCI Co. Ltd.	27,048	4,907
S-Oil Corp.	69,794	4,903
Lotte Chemical Corp.	21,564	4,755
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	141,390	4,703
BS Financial Group Inc.	309,280	4,699
Amorepacific Corp.	4,853	4,601
GS Holdings	78,519	4,273
Samsung Securities Co. Ltd.	101,405	4,240
SK C&C Co. Ltd.	32,161	4,120
Hyundai Wia Corp.	22,394	4,041
Dongbu Insurance Co. Ltd.	73,223	3,901
Hyundai Greenfood Co. Ltd.	25,471	3,895
* Cheil Worldwide Inc.	142,500	3,720
Daelim Industrial Co. Ltd.	40,866	3,651
Celltrion Inc.	98,201	3,573
* KT Corp. ADR	237,080	3,525
* LG Uplus Corp.	320,490	3,268
Samsung Techwin Co. Ltd.	62,543	3,229
Industrial Bank of Korea	273,570	3,155
CJ CheilJedang Corp.	11,723	3,081
* Korea Electric Power Corp. ADR	177,871	2,954
Samsung Engineering Co. Ltd.	46,932	2,940
Hanwha Corp.	76,930	2,862
KCC Corp.	6,301	2,802
DGB Financial Group Inc.	175,010	2,742
Korea Gas Corp.	43,205	2,731
Hyundai Marine & Fire Insurance Co. Ltd.	87,210	2,687
Korea Investment Holdings Co. Ltd.	64,160	2,484
Daewoo Securities Co. Ltd.	291,910	2,469
Daewoo International Corp.	62,870	2,466
SK Telecom Co. Ltd.	11,198	2,451
Shinsegae Co. Ltd.	10,194	2,442
Samsung Card Co. Ltd.	67,340	2,389
Hyosung Corp.	35,686	2,381
CJ Corp.	21,435	2,371
KT Corp.	77,740	2,329
Kumho Petro chemical Co. Ltd.	25,401	2,299
Hanwha Life Insurance Co. Ltd.	313,970	2,263
S-1 Corp.	31,545	2,238
Mando Corp.	18,375	2,181
Yuhan Corp.	11,945	2,120

17

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Hanwha Chemical Corp.	103,350	2,117
Lotte Confectionery Co. Ltd.	1,163	2,108
Doosan Heavy Industries & Construction Co. Ltd.	60,410	2,032
* Daewoo Engineering & Construction Co. Ltd.	284,760	1,991
Hyundai Development Co-Engineering & Construction	90,200	1,988
AMOREPACIFIC Group	4,495	1,983
* NHN Entertainment Corp.	20,668	1,892
LS Corp.	24,009	1,843
Halla Visteon Climate Control Corp.	48,420	1,782
Doosan Corp.	12,889	1,705
Woori Investment & Securities Co. Ltd.	181,900	1,657
Mirae Asset Securities Co. Ltd.	44,574	1,626
* Doosan Infracore Co. Ltd.	134,660	1,613
Hyundai Hysco Co. Ltd.	40,910	1,599
* CJ Korea Express Co. Ltd.	16,312	1,548
Daum Communications Corp.	19,280	1,536
SK Networks Co. Ltd.	209,060	1,500
GS Engineering & Construction Corp.	48,900	1,416
* Korean Air Lines Co. Ltd.	40,742	1,211
Lotte Chilsung Beverage Co. Ltd.	824	1,192
Hyundai Securities Co. Ltd.	205,980	1,144
* Hyundai Merchant Marine Co. Ltd.	103,020	1,115
NongShim Co. Ltd.	4,525	1,077
LG Hausys Ltd.	7,918	1,063
Samsung Fine Chemicals Co. Ltd.	23,855	1,009
Hite Jinro Co. Ltd.	43,210	904
KEPCO Engineering & Construction Co. Inc.	15,437	885
SKC Co. Ltd.	30,290	879
* Hanjin Shipping Co. Ltd.	116,350	846
Dongkuk Steel Mill Co. Ltd.	58,440	730
Daishin Securities Co. Ltd. Pfd. Prior Pfd.	129,700	685
* STX Pan Ocean Co. Ltd.	160,820	116
Daishin Securities Co. Ltd.	9,030	67
		906,955
Spain (3.1%)
* Banco Santander SA	16,830,737	151,351
Banco Bilbao Vizcaya Argentaria SA	8,636,775	106,842
Telefonica SA	5,909,251	96,621
Inditex SA	312,927	51,668
Iberdrola SA	7,177,691	45,807
Repsol SA	1,314,526	33,170
Amadeus IT Holding SA	580,309	24,858
Abertis Infraestructuras SA	767,084	17,062
* CaixaBank SA	2,551,164	13,289
Banco de Sabadell SA	5,023,342	13,117
Gas Natural SDG SA	469,058	12,073
Ferrovial SA	616,424	11,941
Grifols SA	246,431	11,793
Banco Popular Espanol SA	1,869,875	11,294
Red Electrica Corp. SA	165,492	11,048
* ACS Actividades de Construccion y Servicios SA	267,938	9,236
Enagas SA	314,566	8,217
Distribuidora Internacional de Alimentacion SA	874,148	7,827
Bankinter SA	1,030,602	7,082
Mapfre SA	1,537,559	6,595
* Endesa SA	133,624	4,286
Zardoya Otis SA	199,409	3,610
* Mediaset Espana Comunicacion SA	234,060	2,704
Acciona SA	36,378	2,096
* Acerinox SA	72,105	919
		664,506
Sweden (3.0%)
Hennes & Mauritz AB Class B	1,436,119	66,143
Nordea Bank AB	4,867,495	65,627

18

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Telefonaktiebolaget LM Ericsson Class B	4,483,452	54,741
Swedbank AB Class A	1,603,264	45,163
Svenska Handelsbanken AB Class A	750,274	36,889
Atlas Copco AB Class A	1,255,584	34,863
Skandinaviska Enskilda Banken AB Class A	2,314,921	30,583
Volvo AB Class B	2,310,990	30,409
TeliaSonera AB	3,457,044	28,833
Svenska Cellulosa AB SCA Class B	897,018	27,635
Assa Abloy AB Class B	482,910	25,567
Sandvik AB	1,668,547	23,549
SKF AB	656,598	17,220
Investment AB Kinnevik	341,341	15,825
Alfa Laval AB	506,441	13,012
Skanska AB Class B	625,708	12,801
Hexagon AB Class B	402,598	12,735
Swedish Match AB	316,291	10,169
Scania AB Class B	499,760	9,795
Getinge AB	279,609	9,584
Electrolux AB Class B	366,511	9,578
Elekta AB Class B	556,109	8,510
Boliden AB	492,552	7,552
Atlas Copco AB Class B	268,475	6,825
* Lundin Petroleum AB	332,332	6,467
Securitas AB Class B	500,473	5,325
* Tele2 AB	465,633	5,288
Modern Times Group AB Class B	96,560	5,006
Ratos AB	485,589	4,391
SSAB AB Class A	515,715	3,962
Husqvarna AB	645,936	3,889
Holmen AB	81,661	2,971
		640,907
Switzerland (8.3%)
Nestle SA	4,793,130	351,289
Roche Holding AG	1,047,332	293,385
Novartis AG	3,472,075	278,285
UBS AG	5,274,222	100,987
ABB Ltd.	3,437,771	90,895
* Cie Financiere Richemont SA	738,168	73,741
Credit Suisse Group AG	2,350,460	72,543
Zurich Insurance Group AG	219,823	63,763
Syngenta AG	137,800	54,940
Swiss Re AG	552,479	50,932
Swatch Group AG (Bearer)	57,442	38,073
Transocean Ltd.	519,667	25,432
Holcim Ltd.	330,459	24,707
Givaudan SA	13,499	19,311
Swisscom AG	34,191	18,070
SGS SA	7,772	17,893
Julius Baer Group Ltd.	351,460	16,890
Geberit AG	54,406	16,506
Adecco SA	190,021	15,085
Actelion Ltd.	159,951	13,567
Sonova Holding AG	96,396	12,998
Sika AG	3,049	10,865
Aryzta AG	124,637	9,577
Kuehne & Nagel International AG	72,222	9,493
Swiss Life Holding AG	44,410	9,233
Baloise Holding AG	71,836	9,160
Schindler Holding AG (Registered)	61,934	9,137
Lonza Group AG	82,070	7,799
Lindt & Spruengli AG Regular	140	7,556
Clariant AG	396,346	7,254
Partners Group Holding AG	27,208	7,249
Lindt & Spruengli AG	1,430	6,450

19

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Swiss Prime Site AG	78,062	6,045
PSP Swiss Property AG	69,689	5,905
Sulzer AG	34,701	5,607
Schindler Holding AG	37,745	5,557
GAM Holding AG	280,847	5,468
Barry Callebaut AG	2,712	3,408
EMS-Chemie Holding AG	9,187	3,276
DKSH Holding AG	37,397	2,909
Banque Cantonale Vaudoise	2,970	1,624
Swatch Group AG (Registered)	5,284	596
		1,783,460
United Kingdom (20.4%)
HSBC Holdings plc	28,017,487	307,470
Vodafone Group plc	72,524,380	285,544
BP plc	28,013,366	227,025
Royal Dutch Shell plc Class A	5,976,443	214,186
GlaxoSmithKline plc	7,248,336	193,658
British American Tobacco plc	2,787,599	149,623
Royal Dutch Shell plc Class B	3,492,632	131,743
Diageo plc	3,742,951	124,037
AstraZeneca plc	1,866,167	110,715
BG Group plc	5,071,857	109,139
Barclays plc	23,962,955	108,358
Rio Tinto plc	1,855,953	104,880
BHP Billiton plc	3,125,713	96,991
* Lloyds Banking Group plc	72,176,088	94,709
Prudential plc	3,805,988	85,041
Reckitt Benckiser Group plc	950,753	75,524
Glencore Xstrata plc	14,265,057	74,215
BT Group plc	11,698,549	73,771
Unilever plc	1,792,304	73,746
National Grid plc	5,612,690	73,410
SABMiller plc	1,402,903	72,215
Standard Chartered plc	2,931,397	66,212
Tesco plc	11,864,630	65,889
Rolls-Royce Holdings plc	2,769,805	58,585
Imperial Tobacco Group plc	1,434,548	55,615
WPP plc	1,982,449	45,406
Centrica plc	7,715,923	44,495
Anglo American plc London Shares	1,945,544	42,579
Compass Group plc	2,639,515	42,377
Shire plc	827,237	38,986
ARM Holdings plc	2,084,706	37,906
BAE Systems plc	4,769,064	34,408
Aviva plc	4,376,559	32,743
Legal & General Group plc	8,715,553	32,217
SSE plc	1,405,099	31,930
Experian plc	1,482,250	27,381
Pearson plc	1,197,707	26,704
Land Securities Group plc	1,655,468	26,445
Reed Elsevier plc	1,730,958	25,815
British Land Co. plc	2,216,145	23,105
Old Mutual plc	7,184,136	22,541
Kingfisher plc	3,460,031	22,089
Wolseley plc	385,312	21,906
Associated British Foods plc	522,625	21,196
CRH plc	828,853	21,005
Standard Life plc	3,466,293	20,700
British Sky Broadcasting Group plc	1,439,999	20,144
Next plc	215,849	19,511
Tullow Oil plc	1,345,141	19,091
ITV plc	5,563,229	17,903
Smith & Nephew plc	1,244,578	17,776
* Royal Bank of Scotland Group plc	3,133,068	17,645

20

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

		Market
		Value
	Shares	($000)
Marks & Spencer Group plc	2,357,777	16,931
Capita plc	959,813	16,522
Burberry Group plc	652,268	16,434
Whitbread plc	262,982	16,367
Johnson Matthey plc	300,655	16,360
Hammerson plc	1,948,432	16,221
GKN plc	2,392,225	14,824
Smiths Group plc	567,491	13,935
WM Morrison Supermarkets plc	3,119,959	13,506
InterContinental Hotels Group plc	380,737	12,700
J Sainsbury plc	2,025,373	12,258
Babcock International Group plc	533,144	11,980
Aberdeen Asset Management plc	1,437,382	11,953
Intu Properties plc	2,324,160	11,931
Resolution Ltd.	2,004,394	11,765
* Sage Group plc	1,733,459	11,604
Intertek Group plc	218,014	11,378
United Utilities Group plc	1,017,019	11,323
IMI plc	445,698	11,287
Carnival plc	271,017	11,220
Bunzl plc	463,320	11,134
Segro plc	1,936,435	10,719
Weir Group plc	302,120	10,697
Aggreko plc	376,815	10,687
* International Consolidated Airlines Group SA (London Shares)	1,518,814	10,120
Meggitt plc	1,152,883	10,094
G4S plc	2,262,240	9,843
Rexam plc	1,106,607	9,736
Severn Trent plc	337,675	9,547
Melrose Industries plc	1,768,558	8,973
London Stock Exchange Group plc	301,135	8,663
William Hill plc	1,286,088	8,574
Tate & Lyle plc	637,729	8,555
Randgold Resources Ltd.	133,904	8,420
easyJet plc	326,688	8,326
Coca-Cola HBC AG (London Shares)	282,984	8,282
RSA Insurance Group plc	5,419,509	8,207
Drax Group plc	610,500	8,100
Informa plc	834,863	7,946
Invensys plc	938,812	7,935
Croda International plc	194,484	7,928
Hargreaves Lansdown plc	352,045	7,908
Schroders plc (Voting Shares)	182,621	7,876
Inmarsat plc	627,773	7,871
Petrofac Ltd.	387,471	7,857
AMEC plc	432,008	7,800
Antofagasta plc	510,406	6,997
Cobham plc	1,497,273	6,816
Daily Mail & General Trust plc	409,987	6,531
ICAP plc	839,952	6,291
Serco Group plc	743,614	6,153
Admiral Group plc	281,818	6,126
John Wood Group plc	534,830	6,097
Investec plc	837,595	6,083
CRH plc (London Shares)	233,341	5,925
TUI Travel plc	745,520	5,110
Rentokil Initial plc	2,582,617	4,960
Ladbrokes plc	1,362,007	4,048
Ashmore Group plc	598,207	3,985
Polyus Gold International Ltd.	1,130,667	3,733
* Cairn Energy plc	805,851	3,603
Man Group plc	2,536,864	3,584
Fresnillo plc	245,340	3,051
Polymetal International plc	314,532	3,019

21

Vanguard® Tax-Managed International Fund
Schedule of Investments
December 31, 2013

					Market
					Value
				Shares	($000)
*	Lonmin plc			536,710	2,752
	Schroders plc			64,385	2,154
	Vedanta Resources plc			135,421	2,102
	Kazakhmys plc			381,066	1,383
*	Evraz plc			677,670	1,261
	Ferrexpo plc			195,600	622
	African Barrick Gold plc			172,696	534
*	Essar Energy plc			366,171	440
	Coca-Cola HBC AG			6,981	202

					4,392,164

Total Common Stocks (Cost $17,725,791)					21,383,713

		Coupon

Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
2	Vanguard Market Liquidity Fund	0.125%		158,118,219	158,118

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
3,4	Fannie Mae Discount Notes	0.050%	1/22/14	500	500
3,4	Fannie Mae Discount Notes	0.065%	2/3/14	200	200
3,4	Fannie Mae Discount Notes	0.075%	3/5/14	500	500
4,5	Federal Home Loan Bank Discount Notes	0.050%	1/10/14	700	700
4,5	Federal Home Loan Bank Discount Notes	0.090-0.190%	1/15/14	950	950
4,5	Federal Home Loan Bank Discount Notes	0.065%	1/31/14	200	200
4,5	Federal Home Loan Bank Discount Notes	0.090%	3/21/14	1,300	1,299
4,5	Federal Home Loan Bank Discount Notes	0.120%	5/28/14	2,700	2,698
5	Federal Home Loan Bank Discount Notes	0.125%	5/30/14	300	300
3,4	Freddie Mac Discount Notes	0.100%	1/27/14	100	100
3,4	Freddie Mac Discount Notes	0.150%	2/3/14	300	300
3,4	Freddie Mac Discount Notes	0.085%	3/12/14	300	300

					8,047

Total Temporary Cash Investments (Cost $166,166)					166,165

Total Investments (99.9%) (Cost $17,891,957)					21,549,878
Other Assets and Liabilities—Net (0.1%)					12,992
Net Assets (100%)					21,562,870

*	Non-income-producing security.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	Securities with a value of $7,547,000 have been segregated as initial margin for open futures contracts.
5	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt. GDR—Global Depositary Receipt. REIT—Real Estate Investment Trust.

22

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© 2014 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA1270_032014

Report of Independent Registered Public Accounting Firm

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Vanguard Tax-Managed International Fund (constituting a separate portfolio of Vanguard Tax-Managed Funds, hereafter referred to as the "Fund") as of December 31, 2013 and for the year then ended and have issued our unqualified report thereon dated February 18, 2014 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's schedule of investments as of December 31, 2013 appearing in Item 6 of this Form N-CSR. This schedule of investments is the responsibility of the Fund's management. Our responsibility is to express an opinion on the schedule of investments based on our audit.

In our opinion, the schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

February 18, 2014

PricewaterhouseCoopers LLP, Two Commerce Square, 2001 Market Street, Suite 1700, Philadelphia, PA 19103-7042
T: (267) 330-3000, F: (267) 330-3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.